UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-09877

Calvert Responsible Index Series, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2020

Date of Reporting Period

Item 1.	Report to Stockholders.

Calvert
US Large-Cap Growth Responsible Index Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2020
Calvert
US Large-Cap Growth Responsible Index Fund

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Performance

Portfolio Manager Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	(4.50)%	0.84%	—%	9.36%
Class A with 4.75% Maximum Sales Charge	—	—	(9.04)	(3.95)	—	8.25
Class I at NAV	06/19/2015	06/19/2015	(4.42)	1.06	—	9.71
··
Russell 1000® Growth Index	—	—	(4.98)%	0.91%	10.35%	10.31%
Calvert US Large-Cap Growth Responsible Index	—	—	(4.31)	1.36	—	9.99

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	0.77%	0.52%
Net	0.49	0.24
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
** Amount is less than 0.05%.
Top 10 Holdings (% of net assets)*
Microsoft Corp.	8.6%
Apple, Inc.	6.6
Amazon.com, Inc.	6.1
Alphabet, Inc., Class A	4.6
Visa, Inc., Class A	2.1
MasterCard, Inc., Class A	1.7
Home Depot, Inc. (The)	1.6
Netflix, Inc.	1.3
NVIDIA Corp.	1.3
Adobe, Inc.	1.3
Total	35.2%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Calvert US Large-Cap Growth Responsible Index (the “Calvert Index”) is composed of common stocks of large growth companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Large growth companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and growth style factors, excluding real estate investment trusts and business development companies. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class' inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 955.00	$2.39 **	0.49%
Class I	$1,000.00	$ 955.80	$1.17 **	0.24%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.55	$2.48 **	0.49%
Class I	$1,000.00	$1,023.80	$1.21 **	0.24%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Aerospace & Defense — 0.2%
Axon Enterprise, Inc.(1)	696	$ 49,256
HEICO Corp.	475	35,440
Hexcel Corp.	859	31,946
Mercury Systems, Inc.(1)	378	26,967
Moog, Inc., Class A	114	5,760
		$ 149,369
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	277	$ 18,338
Expeditors International of Washington, Inc.	1,354	90,339
United Parcel Service, Inc., Class B	1,846	172,453
		$ 281,130
Airlines — 0.0%(2)
Alaska Air Group, Inc.	154	$ 4,384
JetBlue Airways Corp.(1)	1,817	16,262
Southwest Airlines Co.	542	19,301
Spirit Airlines, Inc.(1)	207	2,668
		$ 42,615
Auto Components — 0.1%
Aptiv PLC	546	$ 26,885
Autoliv, Inc.	182	8,374
Gentex Corp.	1,229	27,234
		$ 62,493
Automobiles — 0.7%
Tesla, Inc.(1)	1,201	$ 629,324
Thor Industries, Inc.	174	7,339
		$ 636,663
Banks — 0.1%
Commerce Bancshares, Inc.	151	$ 7,603
Community Bank System, Inc.	143	8,408
First Financial Bankshares, Inc.	282	7,569
First Republic Bank	521	42,868
Glacier Bancorp, Inc.	156	5,305
SVB Financial Group(1)	93	14,050
Western Alliance Bancorp	177	5,418
		$ 91,221
Beverages — 1.2%
Coca-Cola Co. (The)	11,072	$ 489,936
Coca-Cola Consolidated, Inc.	48	10,009
Security	Shares	Value
Beverages (continued)
PepsiCo, Inc.	4,790	$ 575,279
		$ 1,075,224
Biotechnology — 3.8%
AbbVie, Inc.	10,373	$ 790,319
ACADIA Pharmaceuticals, Inc.(1)(3)	1,000	42,250
Alexion Pharmaceuticals, Inc.(1)	2,002	179,759
Alkermes PLC(1)	1,267	18,270
Alnylam Pharmaceuticals, Inc.(1)(3)	1,006	109,503
Amgen, Inc.	1,929	391,066
Biogen, Inc.(1)	1,095	346,436
BioMarin Pharmaceutical, Inc.(1)	1,744	147,368
Bluebird Bio, Inc.(1)(3)	452	20,774
Blueprint Medicines Corp.(1)	106	6,199
Exact Sciences Corp.(1)(3)	1,365	79,170
Exelixis, Inc.(1)	2,525	43,480
Incyte Corp.(1)	1,699	124,418
Ionis Pharmaceuticals, Inc.(1)	1,388	65,625
Neurocrine Biosciences, Inc.(1)	870	75,298
Regeneron Pharmaceuticals, Inc.(1)	774	377,936
Sarepta Therapeutics, Inc.(1)	673	65,833
Seattle Genetics, Inc.(1)	94	10,846
United Therapeutics Corp.(1)	345	32,715
Vertex Pharmaceuticals, Inc.(1)	2,468	587,261
		$ 3,514,526
Building Products — 0.4%
Allegion PLC	1,186	$ 109,136
Armstrong World Industries, Inc.	327	25,970
Fortune Brands Home & Security, Inc.	439	18,987
Masco Corp.	1,390	48,052
Trane Technologies PLC	1,841	152,048
Trex Co., Inc.(1)	368	29,492
		$ 383,685
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	218	$ 12,893
Ares Management Corp., Class A	541	16,733
BlackRock, Inc.	41	18,039
Cboe Global Markets, Inc.	790	70,507
Charles Schwab Corp. (The)	4,235	142,381
CME Group, Inc.	1,669	288,587
E*Trade Financial Corp.	695	23,852
Evercore, Inc., Class A	203	9,350
FactSet Research Systems, Inc.	317	82,636
Houlihan Lokey, Inc., Class A	202	10,528

6
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Interactive Brokers Group, Inc., Class A	162	$ 6,994
Intercontinental Exchange, Inc.	1,929	155,767
Legg Mason, Inc.	270	13,189
LPL Financial Holdings, Inc.	310	16,873
MarketAxess Holdings, Inc.	260	86,468
Moody's Corp.	1,360	287,640
Morningstar, Inc.	220	25,575
MSCI, Inc.	700	202,272
Nasdaq, Inc.	450	42,727
S&P Global, Inc.	1,985	486,424
SEI Investments Co.	840	38,926
T. Rowe Price Group, Inc.	1,300	126,945
TD Ameritrade Holding Corp.	824	28,560
		$ 2,193,866
Chemicals — 1.6%
Air Products & Chemicals, Inc.	1,205	$ 240,530
Ashland Global Holdings, Inc.	337	16,874
Axalta Coating Systems, Ltd.(1)	2,402	41,482
Celanese Corp.	858	62,969
Ecolab, Inc.	2,375	370,096
FMC Corp.	1,372	112,079
Ingevity Corp.(1)	536	18,867
International Flavors & Fragrances, Inc.	1,037	105,857
PPG Industries, Inc.	1,053	88,031
Sensient Technologies Corp.	134	5,830
Sherwin-Williams Co. (The)	873	401,161
WR Grace & Co.	573	20,399
		$ 1,484,175
Commercial Services & Supplies — 0.7%
ADT, Inc.	1,590	$ 6,869
Cintas Corp.	611	105,838
Copart, Inc.(1)	1,395	95,585
IAA, Inc.(1)	561	16,808
KAR Auction Services, Inc.	460	5,520
MSA Safety, Inc.	380	38,456
Republic Services, Inc.	915	68,680
Tetra Tech, Inc.	576	40,677
UniFirst Corp.	48	7,252
Waste Management, Inc.	2,984	276,199
		$ 661,884
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	442	$ 89,527
Ciena Corp.(1)	1,353	53,863
Security	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	4,572	$ 179,725
CommScope Holding Co., Inc.(1)	1,455	13,255
F5 Networks, Inc.(1)	481	51,289
Lumentum Holdings, Inc.(1)	602	44,368
Motorola Solutions, Inc.	1,273	169,207
ViaSat, Inc.(1)	320	11,495
Viavi Solutions, Inc.(1)	1,049	11,759
		$ 624,488
Construction & Engineering — 0.0%(2)
EMCOR Group, Inc.	88	$ 5,396
MasTec, Inc.(1)	161	5,270
		$ 10,666
Consumer Finance — 0.2%
American Express Co.	1,534	$ 131,326
Credit Acceptance Corp.(1)	90	23,012
FirstCash, Inc.	259	18,581
LendingTree, Inc.(1)	44	8,069
		$ 180,988
Containers & Packaging — 0.6%
AptarGroup, Inc.	738	$ 73,460
Ardagh Group S.A.	496	5,883
Avery Dennison Corp.	1,086	110,631
Ball Corp.	4,150	268,339
Berry Global Group, Inc.(1)	762	25,687
Crown Holdings, Inc.(1)	506	29,368
Sonoco Products Co.	153	7,092
		$ 520,460
Distributors — 0.1%
Genuine Parts Co.	97	$ 6,531
LKQ Corp.(1)	669	13,721
Pool Corp.	291	57,260
		$ 77,512
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	544	$ 55,488
Chegg, Inc.(1)	377	13,489
frontdoor, Inc.(1)	620	21,564
Grand Canyon Education, Inc.(1)	364	27,768
Service Corp. International	340	13,297
ServiceMaster Global Holdings, Inc.(1)	511	13,797
Strategic Education, Inc.	101	14,116
		$ 159,519

7
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Telecommunication Services — 0.0%(2)
Iridium Communications, Inc.(1)	703	$ 15,698
Vonage Holdings Corp.(1)	1,667	12,052
		$ 27,750
Electric Utilities — 0.8%
Alliant Energy Corp.	198	$ 9,562
Eversource Energy	130	10,167
NextEra Energy, Inc.	2,909	699,964
Xcel Energy, Inc.	471	28,401
		$ 748,094
Electrical Equipment — 0.5%
Acuity Brands, Inc.	272	$ 23,299
AMETEK, Inc.	2,729	196,543
Emerson Electric Co.	658	31,354
Generac Holdings, Inc.(1)	763	71,089
Hubbell, Inc.	161	18,473
nVent Electric PLC	400	6,748
Rockwell Automation, Inc.	664	100,204
		$ 447,710
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	3,675	$ 267,834
CDW Corp.	851	79,373
Corning, Inc.	2,422	49,748
Dolby Laboratories, Inc., Class A	271	14,691
FLIR Systems, Inc.	558	17,794
IPG Photonics Corp.(1)	286	31,540
Keysight Technologies, Inc.(1)	2,427	203,091
National Instruments Corp.	371	12,273
Novanta, Inc.(1)	428	34,188
Trimble, Inc.(1)	3,584	114,079
Zebra Technologies Corp., Class A(1)	398	73,073
		$ 897,684
Energy Equipment & Services — 0.0%(2)
Baker Hughes Co.	833	$ 8,746
		$ 8,746
Entertainment — 2.8%
Activision Blizzard, Inc.	4,338	$ 258,024
Cinemark Holdings, Inc.	270	2,751
Electronic Arts, Inc.(1)	2,334	233,797
Liberty Media Corp-Liberty Formula One, Series A(1)	203	5,241
Lions Gate Entertainment Corp., Class A(1)	834	5,071
Live Nation Entertainment, Inc.(1)	1,022	46,460
Security	Shares	Value
Entertainment (continued)
Madison Square Garden Co. (The), Class A(1)	116	$ 24,524
Netflix, Inc.(1)	3,312	1,243,656
Roku, Inc.(1)	665	58,174
Take-Two Interactive Software, Inc.(1)	874	103,665
Walt Disney Co. (The)	5,742	554,677
World Wrestling Entertainment, Inc., Class A(3)	325	11,027
Zynga, Inc., Class A(1)	6,270	42,950
		$ 2,590,017
Food & Staples Retailing — 0.9%
Costco Wholesale Corp.	1,731	$ 493,560
Sysco Corp.	2,087	95,230
Walmart, Inc.	1,984	225,422
		$ 814,212
Food Products — 1.2%
Campbell Soup Co.	1,042	$ 48,099
Darling Ingredients, Inc.(1)	1,944	37,266
Flowers Foods, Inc.	330	6,772
General Mills, Inc.	1,003	52,928
Hershey Co. (The)	1,703	225,647
Hormel Foods Corp.(3)	1,642	76,583
J&J Snack Foods Corp.	92	11,132
JM Smucker Co. (The)	282	31,302
Kellogg Co.	136	8,159
Lamb Weston Holdings, Inc.	1,602	91,474
Lancaster Colony Corp.	206	29,796
McCormick & Co., Inc.	1,231	173,830
Mondelez International, Inc., Class A	5,326	266,726
Post Holdings, Inc.(1)	387	32,109
TreeHouse Foods, Inc.(1)	182	8,035
		$ 1,099,858
Gas Utilities — 0.0%(2)
New Jersey Resources Corp.	448	$ 15,219
ONE Gas, Inc.	110	9,198
UGI Corp.	517	13,788
		$ 38,205
Health Care Equipment & Supplies — 6.1%
Abbott Laboratories	13,478	$ 1,063,549
ABIOMED, Inc.(1)	449	65,177
Align Technology, Inc.(1)	645	112,198
Baxter International, Inc.	3,159	256,479
Becton, Dickinson and Co.	2,478	569,370
Boston Scientific Corp.(1)	13,198	430,651

8
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Cantel Medical Corp.	305	$ 10,950
Cooper Cos., Inc. (The)	486	133,976
Danaher Corp.	3,952	546,996
DENTSPLY SIRONA, Inc.	1,067	41,432
DexCom, Inc.(1)	840	226,187
Edwards Lifesciences Corp.(1)	1,958	369,318
Globus Medical, Inc., Class A(1)	664	28,240
Haemonetics Corp.(1)	451	44,947
Hill-Rom Holdings, Inc.	684	68,810
Hologic, Inc.(1)	2,241	78,659
ICU Medical, Inc.(1)	150	30,265
IDEXX Laboratories, Inc.(1)	755	182,891
Insulet Corp.(1)	574	95,100
Integra LifeSciences Holdings Corp.(1)	587	26,221
Intuitive Surgical, Inc.(1)	1,071	530,370
Masimo Corp.(1)	473	83,778
Merit Medical Systems, Inc.(1)	424	13,250
Neogen Corp.(1)	457	30,614
Novocure, Ltd.(1)	123	8,283
NuVasive, Inc.(1)	420	21,277
Penumbra, Inc.(1)	279	45,011
ResMed, Inc.	1,340	197,369
STERIS PLC	661	92,520
Teleflex, Inc.	408	119,487
Varian Medical Systems, Inc.(1)	708	72,683
West Pharmaceutical Services, Inc.	675	102,769
		$ 5,698,827
Health Care Providers & Services — 0.7%
Amedisys, Inc.(1)	311	$ 57,081
Anthem, Inc.	322	73,107
Centene Corp.(1)	870	51,687
Chemed Corp.	163	70,611
Covetrus, Inc.(1)(3)	605	4,925
DaVita, Inc.(1)	880	66,933
Encompass Health Corp.	335	21,450
Ensign Group, Inc. (The)	354	13,314
HCA Healthcare, Inc.	834	74,935
HealthEquity, Inc.(1)	493	24,941
Henry Schein, Inc.(1)	396	20,006
Humana, Inc.	241	75,679
Laboratory Corp. of America Holdings(1)	347	43,857
LHC Group, Inc.(1)	238	33,367
Molina Healthcare, Inc.(1)	61	8,522
Premier, Inc., Class A(1)	569	18,618
Security	Shares	Value
Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	181	$ 14,534
		$ 673,567
Health Care Technology — 0.4%
Cerner Corp.	2,510	$ 158,105
Omnicell, Inc.(1)	283	18,559
Veeva Systems, Inc., Class A(1)	1,102	172,320
		$ 348,984
Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill, Inc.(1)	305	$ 199,592
Choice Hotels International, Inc.	316	19,355
Cracker Barrel Old Country Store, Inc.(3)	61	5,076
Darden Restaurants, Inc.	725	39,483
Domino's Pizza, Inc.	414	134,165
Dunkin' Brands Group, Inc.	826	43,861
Extended Stay America, Inc.	585	4,276
Hilton Worldwide Holdings, Inc.	1,645	112,255
Hyatt Hotels Corp., Class A	116	5,556
Marriott International, Inc., Class A	1,532	114,609
Marriott Vacations Worldwide Corp.	282	15,674
Planet Fitness, Inc., Class A(1)	618	30,097
Royal Caribbean Cruises, Ltd.	296	9,522
Six Flags Entertainment Corp.	175	2,195
Starbucks Corp.	9,931	652,864
Texas Roadhouse, Inc.	386	15,942
Vail Resorts, Inc.	195	28,803
Wendy's Co. (The)	454	6,756
Wyndham Hotels & Resorts, Inc.	670	21,112
Yum China Holdings, Inc.	4,106	175,039
Yum! Brands, Inc.	3,199	219,227
		$ 1,855,459
Household Durables — 0.1%
Helen of Troy, Ltd.(1)	138	$ 19,876
NVR, Inc.(1)	32	82,212
Tempur Sealy International, Inc.(1)	259	11,321
Whirlpool Corp.	85	7,293
		$ 120,702
Household Products — 1.8%
Church & Dwight Co., Inc.	1,681	$ 107,887
Clorox Co. (The)	737	127,685
Colgate-Palmolive Co.	5,631	373,673
Energizer Holdings, Inc.	371	11,223
Kimberly-Clark Corp.	1,445	184,772

9
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Household Products (continued)
Procter & Gamble Co. (The)	7,587	$ 834,570
		$ 1,639,810
Independent Power and Renewable Electricity Producers — 0.0%(2)
Clearway Energy, Inc., Class C	858	$ 16,130
Ormat Technologies, Inc.	341	23,072
		$ 39,202
Industrial Conglomerates — 0.9%
3M Co.	2,707	$ 369,533
Carlisle Cos., Inc.	640	80,179
Roper Technologies, Inc.	1,148	357,958
		$ 807,670
Insurance — 0.8%
Alleghany Corp.	22	$ 12,152
Arch Capital Group, Ltd.(1)	427	12,152
Arthur J. Gallagher & Co.	475	38,717
Axis Capital Holdings, Ltd.	487	18,823
Brighthouse Financial, Inc.(1)	586	14,164
Brown & Brown, Inc.	1,238	44,840
Erie Indemnity Co., Class A	119	17,641
Everest Re Group, Ltd.	225	43,295
Kemper Corp.	125	9,296
Marsh & McLennan Cos., Inc.	3,300	285,318
Primerica, Inc.	117	10,352
Progressive Corp. (The)	1,449	106,994
RenaissanceRe Holdings, Ltd.	74	11,050
RLI Corp.	112	9,848
Selective Insurance Group, Inc.	112	5,566
Willis Towers Watson PLC	581	98,683
		$ 738,891
Interactive Media & Services — 4.9%
Alphabet, Inc., Class A(1)	3,679	$ 4,274,814
ANGI Homeservices, Inc., Class A(1)(3)	1,134	5,953
Cargurus, Inc.(1)	930	17,614
IAC/InterActiveCorp. (1)	638	114,349
Match Group, Inc.(1)	565	37,313
TripAdvisor, Inc.	1,368	23,789
Twitter, Inc.(1)	4,862	119,411
		$ 4,593,243
Internet & Direct Marketing Retail — 6.8%
Amazon.com, Inc.(1)	2,906	$ 5,665,886
Booking Holdings, Inc.(1)	327	439,920
Security	Shares	Value
Internet & Direct Marketing Retail (continued)
eBay, Inc.	3,945	$ 118,587
Etsy, Inc.(1)	846	32,520
Expedia Group, Inc.	1,090	61,334
GrubHub, Inc.(1)	766	31,199
Wayfair, Inc., Class A(1)(3)	367	19,613
		$ 6,369,059
IT Services — 9.0%
Accenture PLC, Class A	5,193	$ 847,809
Akamai Technologies, Inc.(1)	1,322	120,950
Amdocs, Ltd.	698	38,369
Automatic Data Processing, Inc.	2,949	403,069
Black Knight, Inc.(1)	1,153	66,943
Booz Allen Hamilton Holding Corp., Class A	863	59,236
Broadridge Financial Solutions, Inc.	975	92,459
Cognizant Technology Solutions Corp., Class A	3,287	152,747
EPAM Systems, Inc.(1)	420	77,977
Fidelity National Information Services, Inc.	4,910	597,252
Fiserv, Inc.(1)	4,605	437,429
Gartner, Inc.(1)	769	76,569
Genpact, Ltd.	1,538	44,910
GoDaddy, Inc., Class A(1)	1,398	79,840
Jack Henry & Associates, Inc.	648	100,596
MasterCard, Inc., Class A	6,535	1,578,595
MAXIMUS, Inc.	614	35,735
MongoDB, Inc.(1)(3)	437	59,668
Okta, Inc.(1)	949	116,025
Paychex, Inc.	2,293	144,276
PayPal Holdings, Inc.(1)	8,210	786,025
Perspecta, Inc.	1,330	24,259
Sabre Corp.	455	2,698
Science Applications International Corp.	108	8,060
Square, Inc., Class A(1)	2,916	152,740
Twilio, Inc., Class A(1)	1,061	94,949
VeriSign, Inc.(1)	896	161,361
Visa, Inc., Class A	12,548	2,021,734
WEX, Inc.(1)	397	41,506
		$ 8,423,786
Leisure Products — 0.1%
Brunswick Corp.	539	$ 19,064
Hasbro, Inc.	407	29,121
Mattel, Inc.(1)	887	7,815
		$ 56,000

10
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	1,481	$ 106,069
Bio-Rad Laboratories, Inc., Class A(1)	78	27,344
Bio-Techne Corp.	356	67,505
Bruker Corp.	876	31,413
Charles River Laboratories International, Inc.(1)	414	52,251
Illumina, Inc.(1)	1,332	363,796
IQVIA Holdings, Inc.(1)	1,742	187,892
Mettler-Toledo International, Inc.(1)	214	147,769
PerkinElmer, Inc.	1,029	77,463
PRA Health Sciences, Inc.(1)	545	45,257
Repligen Corp.(1)	411	39,678
Syneos Health, Inc.(1)	540	21,287
Thermo Fisher Scientific, Inc.	3,226	914,894
Waters Corp.(1)	546	99,399
		$ 2,182,017
Machinery — 2.1%
Allison Transmission Holdings, Inc.	1,108	$ 36,132
Caterpillar, Inc.	1,458	169,186
Colfax Corp.(1)	457	9,049
Crane Co.	108	5,311
Deere & Co.	621	85,797
Donaldson Co., Inc.	987	38,128
Dover Corp.	939	78,820
Flowserve Corp.	482	11,515
Fortive Corp.	685	37,805
Graco, Inc.	2,350	114,515
IDEX Corp.	932	128,719
Illinois Tool Works, Inc.	2,521	358,285
Ingersoll Rand, Inc.(1)	1,458	36,158
ITT, Inc.	255	11,567
John Bean Technologies Corp.	387	28,742
Lincoln Electric Holdings, Inc.	507	34,983
Middleby Corp. (The)(1)	662	37,655
Nordson Corp.	601	81,177
Parker-Hannifin Corp.	298	38,660
Pentair PLC	223	6,636
RBC Bearings, Inc.(1)	305	34,401
Rexnord Corp.	1,396	31,647
Snap-on, Inc.	61	6,638
Stanley Black & Decker, Inc.	1,328	132,800
Toro Co. (The)	1,455	94,706
WABCO Holdings, Inc.(1)	647	87,377
Watts Water Technologies, Inc., Class A	207	17,523
Westinghouse Air Brake Technologies Corp.	891	42,884
Woodward, Inc.	629	37,388
Security	Shares	Value
Machinery (continued)
Xylem, Inc.	1,865	$ 121,467
		$ 1,955,671
Media — 1.3%
Altice USA, Inc., Class A(1)	2,877	$ 64,128
Cable One, Inc.	31	50,964
Charter Communications, Inc., Class A(1)	1,198	522,699
Comcast Corp., Class A	9,425	324,032
Discovery, Inc., Class A(1)	2,806	54,549
Liberty Broadband Corp., Class A(1)	1,107	118,449
Liberty Latin America, Ltd., Class C(1)	530	5,438
New York Times Co. (The), Class A	845	25,950
Nexstar Media Group, Inc., Class A	158	9,121
Sinclair Broadcast Group, Inc., Class A	188	3,023
Sirius XM Holdings, Inc.	9,065	44,781
		$ 1,223,134
Multiline Retail — 0.3%
Dollar General Corp.	1,522	$ 229,837
Ollie's Bargain Outlet Holdings, Inc.(1)	342	15,848
		$ 245,685
Multi-Utilities — 0.2%
Ameren Corp.	130	$ 9,468
CenterPoint Energy, Inc.	3,351	51,773
CMS Energy Corp.	543	31,901
Sempra Energy	943	106,550
		$ 199,692
Personal Products — 0.3%
Coty, Inc., Class A	1,096	$ 5,655
Estee Lauder Cos., Inc. (The), Class A	1,659	264,345
		$ 270,000
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	12,036	$ 670,887
Catalent, Inc.(1)	1,335	69,353
Elanco Animal Health, Inc.(1)	1,219	27,294
Eli Lilly & Co.	6,918	959,665
Horizon Therapeutics PLC(1)	1,599	47,362
Jazz Pharmaceuticals PLC(1)	457	45,581
Merck & Co., Inc.	13,332	1,025,764
Nektar Therapeutics(1)	1,509	26,936
Perrigo Co. PLC	993	47,753
Pfizer, Inc.	20,674	674,799

11
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Zoetis, Inc.	4,421	$ 520,308
		$ 4,115,702
Professional Services — 0.8%
CoreLogic, Inc.	701	$ 21,409
CoStar Group, Inc.(1)	310	182,035
Exponent, Inc.	363	26,103
FTI Consulting, Inc.(1)	116	13,893
IHS Markit, Ltd.	3,119	187,140
Insperity, Inc.	284	10,593
Nielsen Holdings PLC	1,996	25,030
Robert Half International, Inc.	529	19,970
TransUnion	1,480	97,947
TriNet Group, Inc.(1)	326	12,277
Verisk Analytics, Inc.	1,321	184,121
		$ 780,518
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	1,885	$ 71,083
		$ 71,083
Road & Rail — 1.1%
AMERCO	27	$ 7,845
J.B. Hunt Transport Services, Inc.	447	41,227
Kansas City Southern	377	47,947
Landstar System, Inc.	261	25,020
Norfolk Southern Corp.	1,207	176,222
Old Dominion Freight Line, Inc.	894	117,346
Union Pacific Corp.	4,432	625,089
		$ 1,040,696
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc.(1)	8,587	$ 390,537
Analog Devices, Inc.	2,423	217,222
Applied Materials, Inc.	7,209	330,316
Broadcom, Inc.	3,032	718,887
Cabot Microelectronics Corp.	214	24,426
Cree, Inc.(1)	238	8,440
Cypress Semiconductor Corp.	558	13,013
Entegris, Inc.	942	42,173
Intel Corp.	6,265	339,062
KLA Corp.	819	117,723
Lam Research Corp.	1,106	265,440
Marvell Technology Group, Ltd.	3,052	69,067
Maxim Integrated Products, Inc.	1,253	60,908
Microchip Technology, Inc.(3)	1,768	119,870
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.(1)	5,043	$ 212,109
MKS Instruments, Inc.	669	54,490
Monolithic Power Systems, Inc.	357	59,783
NVIDIA Corp.	4,524	1,192,526
ON Semiconductor Corp.(1)	1,936	24,084
Qorvo, Inc.(1)	938	75,631
Silicon Laboratories, Inc.(1)	315	26,904
Skyworks Solutions, Inc.	572	51,125
Teradyne, Inc.	1,872	101,406
Texas Instruments, Inc.	7,405	739,982
Universal Display Corp.	314	41,379
Xilinx, Inc.	1,905	148,476
		$ 5,444,979
Software — 15.5%
ACI Worldwide, Inc.(1)	785	$ 18,958
Adobe, Inc.(1)	3,718	1,183,216
Alteryx, Inc., Class A(1)	383	36,450
ANSYS, Inc.(1)	681	158,312
Appfolio, Inc., Class A(1)(3)	204	22,634
Aspen Technology, Inc.(1)	512	48,676
Autodesk, Inc.(1)	1,366	213,233
Blackbaud, Inc.	364	20,220
Blackline, Inc.(1)	286	15,047
Cadence Design Systems, Inc.(1)	2,340	154,534
CDK Global, Inc.	851	27,955
Ceridian HCM Holding, Inc.(1)	510	25,536
Citrix Systems, Inc.	1,009	142,824
Cornerstone OnDemand, Inc.(1)	317	10,065
Coupa Software, Inc.(1)	513	71,682
Envestnet, Inc.(1)	344	18,500
Fair Isaac Corp.(1)	228	70,153
FireEye, Inc.(1)	968	10,241
Five9, Inc.(1)	442	33,795
Fortinet, Inc.(1)	1,084	109,668
Guidewire Software, Inc.(1)	581	46,079
HubSpot, Inc.(1)	290	38,625
Intuit, Inc.	1,987	457,010
j2 Global, Inc.	480	35,928
LogMeIn, Inc.	419	34,894
Manhattan Associates, Inc.(1)	455	22,668
Microsoft Corp.	51,044	8,050,149
New Relic, Inc.(1)	597	27,605
NortonLifeLock, Inc.	4,445	83,166
Nuance Communications, Inc.(1)	866	14,532
Nutanix, Inc., Class A(1)	1,252	19,782
Oracle Corp.	8,505	411,047

12
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Palo Alto Networks, Inc.(1)	768	$ 125,921
Paycom Software, Inc.(1)	379	76,562
Paylocity Holding Corp.(1)	252	22,257
Pegasystems, Inc.	314	22,366
Proofpoint, Inc.(1)	409	41,959
PTC, Inc.(1)	784	47,989
Q2 Holdings, Inc.(1)(3)	321	18,958
Qualys, Inc.(1)	247	21,487
RealPage, Inc.(1)	608	32,181
RingCentral, Inc., Class A(1)	581	123,120
salesforce.com, Inc.(1)	6,663	959,339
ServiceNow, Inc.(1)	1,497	429,010
SolarWinds Corp.(1)	532	8,336
Splunk, Inc.(1)	1,168	147,437
SS&C Technologies Holdings, Inc.	1,687	73,924
Synopsys, Inc.(1)	1,202	154,806
Teradata Corp.(1)	1,298	26,596
Trade Desk, Inc. (The), Class A(1)	336	64,848
Tyler Technologies, Inc.(1)	306	90,747
Verint Systems, Inc.(1)	450	19,350
VMware, Inc., Class A(1)(3)	629	76,172
Workday, Inc., Class A(1)	1,401	182,438
Zendesk, Inc.(1)	775	49,608
		$ 14,448,595
Specialty Retail — 3.4%
Aaron's, Inc.	164	$ 3,736
Advance Auto Parts, Inc.	198	18,477
American Eagle Outfitters, Inc.	548	4,356
AutoZone, Inc.(1)	164	138,744
Burlington Stores, Inc.(1)	485	76,853
CarMax, Inc.(1)	258	13,888
Five Below, Inc.(1)	366	25,759
Floor & Decor Holdings, Inc., Class A(1)	432	13,863
Home Depot, Inc. (The)	7,904	1,475,756
Lowe's Cos., Inc.	4,916	423,022
O'Reilly Automotive, Inc.(1)	517	155,643
Ross Stores, Inc.	2,425	210,902
Tiffany & Co.	329	42,605
TJX Cos., Inc. (The)	8,565	409,493
Tractor Supply Co.	863	72,967
Ulta Beauty, Inc.(1)	400	70,280
Williams-Sonoma, Inc.	117	4,975
		$ 3,161,319
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	24,240	$ 6,163,990
Dell Technologies, Class C(1)	1,300	51,415
Hewlett Packard Enterprise Co.	10,042	97,508
NCR Corp.(1)	1,480	26,196
NetApp, Inc.	545	22,721
Pure Storage, Inc., Class A(1)	1,564	19,237
Western Digital Corp.	2,107	87,693
		$ 6,468,760
Textiles, Apparel & Luxury Goods — 0.9%
Capri Holdings, Ltd.(1)	254	$ 2,741
Carter's, Inc.	93	6,113
Columbia Sportswear Co.	98	6,838
Deckers Outdoor Corp.(1)	176	23,584
lululemon Athletica, Inc.(1)	848	160,738
NIKE, Inc., Class B	6,768	559,984
Ralph Lauren Corp., Class A	77	5,146
Skechers U.S.A., Inc., Class A(1)	268	6,362
Under Armour, Inc., Class A(1)	2,343	21,579
VF Corp.	1,241	67,113
		$ 860,198
Thrifts & Mortgage Finance — 0.0%(2)
Essent Group, Ltd.	458	$ 12,064
TFS Financial Corp.(3)	442	6,749
		$ 18,813
Trading Companies & Distributors — 0.2%
Fastenal Co.	4,034	$ 126,063
HD Supply Holdings, Inc.(1)	857	24,365
MSC Industrial Direct Co., Inc., Class A	133	7,311
United Rentals, Inc.(1)	97	9,981
Univar Solutions, Inc.(1)	2,085	22,351
W.W. Grainger, Inc.	176	43,736
		$ 233,807
Transportation Infrastructure — 0.0%(2)
Macquarie Infrastructure Corp.	223	$ 5,631
		$ 5,631
Water Utilities — 0.2%
American Water Works Co., Inc.	931	$ 111,310
Essential Utilities, Inc.	1,195	48,637
		$ 159,947

13
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Wireless Telecommunication Services — 0.1%
Sprint Corp.(1)	2,389	$ 20,593
T-Mobile US, Inc.(1)	1,234	103,533
		$ 124,126
Total Common Stocks (identified cost $74,181,469)		$ 93,198,333

Short-Term Investments — 0.0%(2)

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(4)	38,953	$ 38,953
Total Short-Term Investments (identified cost $38,953)		$ 38,953
Total Investments — 99.9% (identified cost $74,220,422)		$ 93,237,286
Other Assets, Less Liabilities — 0.1%		$ 100,442
Net Assets — 100.0%		$ 93,337,728

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $601,935.
(4)	Represents investment of cash collateral received in connection with securities lending.
14
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $74,220,422) - including $601,935 of securities on loan	$ 93,237,286
Cash	643,073
Receivable for capital shares sold	262,654
Dividends receivable	42,434
Securities lending income receivable	159
Receivable from affiliate	11,809
Directors' deferred compensation plan	40,145
Total assets	$94,237,560
Liabilities
Payable for investments purchased	$ 649,715
Payable for capital shares redeemed	78,655
Deposits for securities loaned	38,953
Payable to affiliates:
Investment advisory fee	9,437
Administrative fee	9,437
Distribution and service fees	3,697
Sub-transfer agency fee	305
Directors' deferred compensation plan	40,145
Accrued expenses	69,488
Total liabilities	$ 899,832
Net Assets	$93,337,728
Sources of Net Assets
Paid-in capital	$ 74,581,438
Distributable earnings	18,756,290
Total	$93,337,728
Class A Shares
Net Assets	$ 17,573,684
Shares Outstanding	629,942
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 27.90
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 29.29
Class I Shares
Net Assets	$ 75,764,044
Shares Outstanding	2,697,845
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 28.08

On sales of $50,000 or more, the offering price of Class A shares is reduced.
15
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $27)	$ 592,776
Interest income	1,480
Securities lending income, net	2,047
Total investment income	$ 596,303
Expenses
Investment advisory fee	$ 59,212
Administrative fee	59,212
Distribution and service fees:
Class A	22,993
Directors' fees and expenses	2,689
Custodian fees	9,529
Transfer agency fees and expenses	36,238
Accounting fees	12,145
Professional fees	17,388
Registration fees	6,035
Reports to shareholders	2,045
Miscellaneous	6,640
Total expenses	$ 234,126
Waiver and/or reimbursement of expenses by affiliate	$ (89,434)
Reimbursement of expenses - other	(1,371)
Net expenses	$ 143,321
Net investment income	$ 452,982
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 340,244
Net realized gain	$ 340,244
Change in unrealized appreciation (depreciation):
Investment securities	$ (5,393,752)
Net change in unrealized appreciation (depreciation)	$(5,393,752)
Net realized and unrealized loss	$(5,053,508)
Net decrease in net assets from operations	$(4,600,526)
16
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 452,982	$ 754,073
Net realized gain	340,244	442,366
Net change in unrealized appreciation (depreciation)	(5,393,752)	3,588,965
Net increase (decrease) in net assets from operations	$ (4,600,526)	$ 4,785,404
Distributions to shareholders:
Class A	$ (263,535)	$ (659,649)
Class I	(1,322,504)	(2,888,632)
Total distributions to shareholders	$ (1,586,039)	$ (3,548,281)
Capital share transactions:
Class A	$ 2,425,548	$ 2,133,569
Class I	5,789,525	13,535,760
Net increase in net assets from capital share transactions	$ 8,215,073	$15,669,329
Net increase in net assets	$ 2,028,508	$16,906,452
Net Assets
At beginning of period	$ 91,309,220	$ 74,402,768
At end of period	$93,337,728	$91,309,220
17
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2015(1)
		2019	2018	2017	2016
Net asset value — Beginning of period	$ 29.65	$ 29.83	$ 24.35	$ 20.66	$ 18.55	$ 20.00
Income (Loss) From Operations
Net investment income(2)	$ 0.11	$ 0.20	$ 0.17	$ 0.21	$ 0.15	$ 0.03
Net realized and unrealized gain (loss)	(1.40)	0.96	5.84	3.64	2.00	(1.48)
Total income (loss) from operations	$ (1.29)	$ 1.16	$ 6.01	$ 3.85	$ 2.15	$ (1.45)
Less Distributions
From net investment income	$ (0.17)	$ (0.20)	$ (0.19)	$ (0.16)	$ (0.04)	$ —
From net realized gain	(0.29)	(1.14)	(0.34)	—	— (3)	—
Total distributions	$ (0.46)	$ (1.34)	$ (0.53)	$ (0.16)	$ (0.04)	$ —
Net asset value — End of period	$ 27.90	$ 29.65	$ 29.83	$24.35	$20.66	$18.55
Total Return(4)	(4.50)% (5)	4.51%	25.03%	18.76%	11.63%	(7.25)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,574	$16,361	$14,036	$ 6,214	$ 4,403	$ 2,100
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.68% (7)	0.77%	0.82%	1.53%	1.45%	7.70% (7)
Net expenses	0.49% (7)	0.51%	0.57%	0.57%	0.57%	0.57% (7)
Net investment income	0.73% (7)	0.72%	0.63%	0.92%	0.77%	0.60% (7)
Portfolio Turnover	23% (5)	34%	54%	75%	43%	3% (5)

(1)	From June 19, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
18
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2015(1)
		2019	2018	2017	2016
Net asset value — Beginning of period	$ 29.88	$ 30.02	$ 24.45	$ 20.74	$ 18.57	$ 20.00
Income (Loss) From Operations
Net investment income(2)	$ 0.15	$ 0.28	$ 0.26	$ 0.28	$ 0.22	$ 0.05
Net realized and unrealized gain (loss)	(1.42)	0.97	5.87	3.66	2.01	(1.48)
Total income (loss) from operations	$ (1.27)	$ 1.25	$ 6.13	$ 3.94	$ 2.23	$ (1.43)
Less Distributions
From net investment income	$ (0.24)	$ (0.25)	$ (0.22)	$ (0.23)	$ (0.06)	$ —
From net realized gain	(0.29)	(1.14)	(0.34)	—	— (3)	—
Total distributions	$ (0.53)	$ (1.39)	$ (0.56)	$ (0.23)	$ (0.06)	$ —
Net asset value — End of period	$ 28.08	$ 29.88	$ 30.02	$ 24.45	$ 20.74	$18.57
Total Return(4)	(4.42)% (5)	4.82%	25.46%	19.20%	12.02%	(7.15)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,764	$74,948	$60,367	$40,821	$38,646	$ 1,964
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.43% (7)	0.52%	0.58%	0.58%	0.61%	7.16% (7)
Net expenses	0.24% (7)	0.24%	0.22%	0.22%	0.22%	0.22% (7)
Net investment income	0.96% (7)	1.00%	0.98%	1.26%	1.12%	0.95% (7)
Portfolio Turnover	23% (5)	34%	54%	75%	43%	3% (5)

(1)	From June 19, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
19
See Notes to Financial Statements.

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Growth Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Growth Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
20

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 93,198,333(1)	$ —	$ —	$ 93,198,333
Short-Term Investments	38,953	—	—	38,953
Total Investments	$93,237,286	$ —	$ —	$93,237,286

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.12% of the Fund’s average daily net assets. For the six months ended March 31, 2020, the investment advisory fee amounted to $59,212.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49% and 0.24% for Class A and Class I, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $89,434.
21

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $59,212.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $22,993 for Class A shares.
The Fund was informed that EVD received $7,748 as its portion of the sales charge on sales of Class A shares and less than $100 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2020.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $3,900 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $1,371, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $29,354,575 and $22,091,082, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$75,053,316
Gross unrealized appreciation	$ 21,598,646
Gross unrealized depreciation	(3,414,676)
Net unrealized appreciation	$18,183,970
22

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan was $601,935 and the total value of collateral received was $615,946, comprised of cash of $38,953 and U.S. government and/or agencies securities of $576,993.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$38,953	$ —	$ —	$ —	$38,953
The carrying amount of the liability for deposits for securities loaned at March 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020.
6  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
7  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
23

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	142,233	$ 4,399,828	213,791	$ 5,900,799
Reinvestment of distributions	8,095	250,466	24,401	636,373
Shares redeemed	(72,139)	(2,224,746)	(156,940)	(4,403,603)
Net increase	78,189	$ 2,425,548	81,252	$ 2,133,569
Class I
Shares sold	904,556	$ 28,142,196	812,027	$ 22,472,686
Reinvestment of distributions	42,402	1,319,561	107,074	2,807,470
Shares redeemed	(757,669)	(23,672,232)	(421,553)	(11,744,396)
Net increase	189,289	$ 5,789,525	497,548	$ 13,535,760
At March 31, 2020, Calvert Aggressive Allocation Fund and Calvert Moderate Allocation Fund owned in the aggregate 29.2% of the value of the outstanding shares of the Fund.
8  Risks and Uncertainties
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
24

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
25

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Growth Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2019, as applicable. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one- and three-year periods ended September 30, 2019, while it had underperformed the index it is designed to track for the one-year period ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense universe. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
26

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
27

Calvert
US Large-Cap Growth Responsible Index Fund
March 31, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
28

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
29

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24190     3.31.20

Calvert
International Responsible Index Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
International Responsible Index Fund

Calvert
International Responsible Index Fund
March 31, 2020
Performance

Portfolio Manager Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	(14.75)%	(11.28)%	—%	0.64%
Class A with 4.75% Maximum Sales Charge	—	—	(18.80)	(15.49)	—	(0.46)
Class I at NAV	10/30/2015	10/30/2015	(14.64)	(11.06)	—	0.97
Class R6 at NAV	02/01/2019	10/30/2015	(14.61)	(11.03)	—	0.98
··
MSCI World ex USA Index	—	—	(17.23)%	(14.89)%	(0.76)%	(0.09)%
Calvert International Responsible Index	—	—	(14.22)	(10.57)	—	0.98

% Total Annual Operating Expense Ratios[3]	Class A	Class I	Class R6
Gross	0.89%	0.64%	0.61%
Net	0.54	0.29	0.26
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Responsible Index Fund
March 31, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Nestle SA	2.3%
Roche Holding AG	1.8
Taiwan Semiconductor Manufacturing Co., Ltd.	1.6
Samsung Electronics Co., Ltd.	1.6
Novartis AG	1.4
Toyota Motor Corp.	1.3
Unilever PLC	1.1
AstraZeneca PLC	1.0
SAP SE	1.0
ASML Holding NV	0.9
Total	14.0%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
International Responsible Index Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	MSCI World ex USA Index is an unmanaged index of equity securities in the developed markets, excluding the United States. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Calvert International Responsible Index (the “Calvert Index”) is composed of common stocks of large companies in developed markets, excluding the U.S. Large companies in developed markets are the 1,000 largest publicly traded companies, excluding real estate investment trusts and business development companies, in markets that Calvert Research and Management determines to be developed markets based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization, by country and by sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

4

Calvert
International Responsible Index Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 852.50	$2.50 **	0.54%
Class I	$1,000.00	$ 853.60	$1.34 **	0.29%
Class R6	$1,000.00	$ 853.90	$1.21 **	0.26%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.30	$2.73 **	0.54%
Class I	$1,000.00	$1,023.55	$1.47 **	0.29%
Class R6	$1,000.00	$1,023.70	$1.32 **	0.26%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
International Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Australia — 4.5%
APA Group	38,271	$ 242,858
ASX, Ltd.	2,966	139,226
Australia & New Zealand Banking Group, Ltd.	40,301	422,652
Brambles, Ltd.	25,813	166,849
CIMIC Group, Ltd.	1,089	15,424
Cochlear, Ltd.	796	90,721
Coles Group, Ltd.	23,852	222,134
Commonwealth Bank of Australia	22,668	855,264
Computershare, Ltd.	6,317	37,816
CSL, Ltd.	6,417	1,163,220
Insurance Australia Group, Ltd.	34,665	130,793
Lend Lease Group	8,702	54,560
Macquarie Group, Ltd.	5,105	271,882
Magellan Financial Group, Ltd.	1,739	46,121
Medibank Pvt, Ltd.	37,732	62,050
National Australia Bank, Ltd.	40,231	412,685
Orica, Ltd.	8,257	77,296
Qantas Airways, Ltd.	13,501	26,268
QBE Insurance Group, Ltd.	18,907	98,486
Ramsay Health Care, Ltd.	2,134	75,036
REA Group, Ltd.	777	36,398
Sonic Healthcare, Ltd.	7,624	114,587
Suncorp Group, Ltd.	15,724	87,319
Sydney Airport	15,653	54,083
Telstra Corp., Ltd.	55,585	104,341
Transurban Group	39,928	297,409
Wesfarmers, Ltd.	22,401	474,681
Westpac Banking Corp.	49,246	505,796
WiseTech Global, Ltd.(1)	1,272	13,224
Woolworths Group, Ltd.	24,735	537,896
		$ 6,837,075
Austria — 0.2%
Erste Group Bank AG	3,755	$ 68,745
Raiffeisen Bank International AG	2,269	32,638
Telekom Austria AG	2,137	14,919
Verbund AG	1,051	37,906
Voestalpine AG	4,209	84,923
		$ 239,131
Belgium — 0.8%
Ackermans & van Haaren NV	428	$ 55,541
Ageas	2,916	121,516
Colruyt SA	1,460	79,144
Galapagos NV(2)	790	155,138
Security	Shares	Value
Belgium (continued)
KBC Groep NV	6,006	$ 272,523
Proximus SA	2,366	54,334
Sofina SA	268	54,500
Solvay SA	1,443	103,993
Telenet Group Holding NV	998	29,969
UCB SA	2,176	186,183
Umicore SA	4,016	138,517
		$ 1,251,358
Canada — 7.9%
Air Canada(2)	2,362	$ 26,435
Algonquin Power & Utilities Corp.(1)	8,990	121,055
Alimentation Couche-Tard, Inc., Class B	18,227	429,351
Bank of Montreal	9,258	467,472
Bank of Nova Scotia (The)	16,807	686,348
BCE, Inc.	4,397	180,373
Brookfield Asset Management, Inc., Class A	15,002	664,979
CAE, Inc.	4,215	53,283
Canadian Imperial Bank of Commerce	6,439	375,185
Canadian National Railway Co.(1)	10,811	845,260
Canadian Pacific Railway, Ltd.	2,148	474,001
Canadian Tire Corp., Ltd., Class A(1)	851	51,364
CCL Industries, Inc., Class B	2,866	87,143
CGI, Inc.(2)	3,667	198,528
Constellation Software, Inc.	302	274,472
Dollarama, Inc.	4,239	117,594
Empire Co., Ltd.	3,060	59,861
Fairfax Financial Holdings, Ltd.	414	126,918
George Weston, Ltd.	1,504	107,545
Gildan Activewear, Inc.	2,614	33,323
Great-West Lifeco, Inc.	3,391	58,577
Hydro One, Ltd.(3)	5,860	105,516
IGM Financial, Inc.	884	14,667
Intact Financial Corp.	2,122	183,400
Loblaw Cos., Ltd.	3,416	176,104
Magna International, Inc.(4)	439	14,009
Magna International, Inc.(4)	3,976	126,914
Manulife Financial Corp.	30,106	378,010
Metro, Inc.	5,467	221,081
National Bank of Canada	5,053	195,291
Nutrien, Ltd.(1)	10,238	349,997
Open Text Corp.	3,861	135,010
Power Corp. of Canada(1)	8,059	129,649
Quebecor, Inc., Class B	2,706	59,819
Restaurant Brands International, Inc.(4)	3,358	135,317
Restaurant Brands International, Inc.(4)	2,808	112,404
Rogers Communications, Inc., Class B	5,329	222,430

6
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Canada (continued)
Royal Bank of Canada	17,570	$ 1,088,309
Saputo, Inc.	5,231	125,785
Shaw Communications, Inc., Class B	6,328	102,656
Shopify, Inc., Class A(2)	1,550	649,407
Sun Life Financial, Inc.	8,566	275,551
TELUS Corp.(4)	3,444	54,451
TELUS Corp.(4)	3,456	54,641
Thomson Reuters Corp.	2,932	199,758
Toronto-Dominion Bank (The)	23,230	987,601
Waste Connections, Inc.(4)	1,922	148,955
Waste Connections, Inc.(4)	2,552	198,023
WSP Global, Inc.	1,695	96,258
		$ 11,980,080
China — 0.7%
Beijing Enterprises Water Group, Ltd.	112,000	$ 43,421
China Everbright International, Ltd.	82,777	47,068
China Mengniu Dairy Co., Ltd.(2)	64,000	220,718
China Resources Pharmaceutical Group, Ltd.(3)	28,500	17,017
CSPC Pharmaceutical Group, Ltd.	74,000	145,565
Fosun International, Ltd.	83,000	95,284
Geely Automobile Holdings, Ltd.	92,000	133,512
Guangdong Investment, Ltd.	58,000	111,305
Lenovo Group, Ltd.	108,000	57,212
Shenzhou International Group Holdings, Ltd.	13,100	137,420
		$ 1,008,522
Denmark — 1.9%
AP Moller - Maersk A/S, Class B(1)	118	$ 104,591
Ascendis Pharma A/S ADR(1)(2)	475	53,490
Chr. Hansen Holding A/S	1,552	114,526
Coloplast A/S, Class B	1,631	236,538
Danske Bank A/S	8,395	93,431
Demant A/S(2)	1,308	28,480
DSV PANALPINA A/S	2,326	211,501
Genmab A/S(2)	785	157,682
GN Store Nord A/S	1,316	58,349
H Lundbeck A/S	717	21,053
ISS A/S(1)(2)	2,137	29,235
Novo Nordisk A/S, Class B	20,475	1,222,686
Novozymes A/S, Class B	2,981	133,718
Orsted A/S(3)	2,273	222,521
Rockwool International A/S, Class B	113	20,353
Topdanmark A/S	447	17,937
Tryg A/S	1,459	35,512
Security	Shares	Value
Denmark (continued)
Vestas Wind Systems A/S	2,275	$ 185,107
		$ 2,946,710
Finland — 1.1%
Elisa Oyj	1,677	$ 103,510
Kesko Oyj, Class B	1,189	67,236
Kone Oyj, Class B	4,327	242,315
Metso Oyj(1)	1,618	38,129
Neste Oyj	11,536	383,544
Nokia Oyj	59,327	182,719
Nordea Bank Abp	32,491	182,775
Orion Oyj, Class B(1)	1,632	66,416
Sampo Oyj, Class A	5,287	152,524
Stora Enso Oyj, Class R	7,684	76,831
UPM-Kymmene Oyj	6,505	177,371
Wartsila Oyj Abp	6,101	44,552
		$ 1,717,922
France — 8.7%
Accor SA	2,531	$ 67,998
Aeroports de Paris	378	36,517
Air Liquide SA	7,014	895,319
ALD SA(3)	1,044	9,167
Alstom SA	2,633	108,722
Amundi SA(3)	801	46,345
Arkema SA	975	66,568
Atos SE	1,178	78,484
AXA SA	24,710	418,388
BioMerieux	458	51,849
BNP Paribas SA	13,382	390,690
Bouygues SA	3,507	101,777
Bureau Veritas SA	4,202	79,203
Capgemini SE	2,048	171,136
Carrefour SA(1)	11,170	177,092
Cie de Saint-Gobain	13,032	312,708
Cie Generale des Etablissements Michelin SCA	2,327	203,810
CNP Assurances	1,978	19,152
Credit Agricole SA	14,671	103,810
Danone SA	10,775	689,580
Dassault Systemes SE	1,631	238,111
Edenred	3,581	148,610
Eiffage SA	1,266	89,865
Engie SA	25,416	260,271
EssilorLuxottica SA	3,904	413,335
Eurazeo SE	638	28,627
Eurofins Scientific SE	155	75,640

7
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
France (continued)
Faurecia SE	942	$ 27,583
Getlink SE	5,506	66,593
Hermes International	456	310,267
Iliad SA	184	24,791
Ingenico Group SA	760	79,442
Ipsen SA	360	18,454
JC Decaux SA	1,272	22,614
Kering SA	952	496,385
Legrand SA	4,270	272,349
L'Oreal SA	3,037	786,008
LVMH Moet Hennessy Louis Vuitton SE	3,454	1,266,758
Natixis SA	9,094	28,957
Orange SA	24,368	295,034
Orpea	625	64,897
Peugeot SA	6,797	88,492
Publicis Groupe SA	3,024	86,423
Renault SA	2,318	44,053
Rubis SCA	1,218	50,224
Sanofi	15,172	1,313,513
Sartorius Stedim Biotech	334	66,651
Schneider Electric SE	7,947	671,703
SCOR SE	1,898	41,758
SEB SA	366	45,331
SES SA FDR	4,647	27,261
Societe Generale SA	10,475	171,603
Sodexo SA	1,636	109,866
Suez	4,314	43,828
Teleperformance	759	157,202
Ubisoft Entertainment SA(2)	1,052	76,892
Valeo SA	2,708	44,075
Veolia Environnement SA	8,096	170,995
Vinci SA	6,979	570,249
Vivendi SA	11,639	246,088
Wendel SA	395	31,345
Worldline SA(2)(3)	1,452	85,699
		$ 13,186,157
Germany — 6.7%
1&1 Drillisch AG	812	$ 16,758
adidas AG	2,411	535,308
Allianz SE	5,301	902,747
Aroundtown SA	17,576	87,976
Bayerische Motoren Werke AG	4,563	232,937
Bechtle AG	407	51,246
Beiersdorf AG	1,397	140,665
Brenntag AG	2,205	80,112
Carl Zeiss Meditec AG	423	40,278
Security	Shares	Value
Germany (continued)
Commerzbank AG	12,447	$ 44,309
Continental AG	1,400	99,818
Covestro AG(3)	2,610	79,209
Daimler AG	11,771	351,531
Delivery Hero SE(2)	1,723	126,682
Deutsche Boerse AG	2,302	316,258
Deutsche Lufthansa AG	3,714	34,738
Deutsche Post AG	13,324	357,198
Deutsche Telekom AG	41,459	535,460
Deutsche Wohnen SE	5,404	204,804
DWS Group GmbH & Co. KGaA(3)	746	18,112
Evonik Industries AG	2,982	62,274
Fielmann AG	364	21,188
Fraport AG Frankfurt Airport Services Worldwide	533	21,456
Fresenius Medical Care AG & Co. KGaA	2,819	184,013
Fresenius SE & Co. KGaA	5,595	208,317
GEA Group AG	2,346	48,463
GRENKE AG	311	17,922
Hannover Rueck SE	796	112,400
HeidelbergCement AG	5,138	219,511
Hella GmbH & Co. KGaA	937	26,873
HOCHTIEF AG	296	19,435
Infineon Technologies AG	16,403	236,790
KION Group AG	925	39,810
Knorr-Bremse AG	676	59,431
Lanxess AG	1,174	46,730
LEG Immobilien AG	1,056	118,417
Merck KGaA	1,792	180,924
METRO AG	3,086	26,284
MTU Aero Engines AG	851	123,052
Muenchener Rueckversicherungs-Gesellschaft AG	1,786	359,111
Nemetschek SE	648	31,589
Puma SE	1,249	73,385
Rational AG	37	19,568
RTL Group SA	506	16,945
SAP SE	13,129	1,465,825
Schaeffler AG, PFC Shares	2,000	12,021
Scout24 AG(3)	1,531	91,521
Siemens AG	11,006	921,587
Siemens Healthineers AG(3)	2,254	87,132
Symrise AG	1,974	182,612
Talanx AG	777	26,143
Telefonica Deutschland Holding AG	12,615	30,971
ThyssenKrupp AG(2)	12,517	65,929
TUI AG	6,134	26,849
Uniper SE	4,188	102,871
United Internet AG	1,341	38,993

8
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Vonovia SE	7,938	$ 394,864
Wirecard AG	1,472	165,850
Zalando SE(2)(3)	2,049	77,227
		$ 10,220,429
Hong Kong — 3.3%
AIA Group, Ltd.	147,983	$ 1,325,134
Alibaba Health Information Technology, Ltd.(2)	44,000	72,306
Alibaba Pictures Group, Ltd.(2)	290,000	37,031
Bank of East Asia, Ltd. (The)	23,800	50,861
BOC Hong Kong Holdings, Ltd.	56,850	156,054
Cathay Pacific Airways, Ltd.(1)	38,000	40,479
China Gas Holdings, Ltd.	62,200	215,083
China Overseas Land & Investment, Ltd.	68,000	208,483
China Resources Gas Group, Ltd.	14,000	70,256
China Taiping Insurance Holdings Co., Ltd.	24,200	39,168
Chow Tai Fook Jewellery Group, Ltd.	15,000	10,599
Dairy Farm International Holdings, Ltd.	4,400	20,238
Haier Electronics Group Co., Ltd.	18,000	47,518
Hang Lung Properties, Ltd.	32,000	64,529
Hang Seng Bank, Ltd.	11,579	197,275
Henderson Land Development Co., Ltd.	26,355	99,751
HKT Trust & HKT, Ltd.	65,000	88,403
Hong Kong Exchanges & Clearing, Ltd.	17,999	539,237
Hongkong Land Holdings, Ltd.	22,600	84,555
Hysan Development Co., Ltd.	11,881	38,368
MTR Corp., Ltd.	24,876	127,953
New World Development Co., Ltd.	101,000	107,694
NWS Holdings, Ltd.	27,000	27,515
Sino Biopharmaceutical, Ltd.	108,000	140,948
Sino Land Co., Ltd.	50,000	62,928
Sun Art Retail Group, Ltd.	48,500	71,350
Sun Hung Kai Properties, Ltd.	27,801	363,471
Swire Pacific, Ltd., Class A	10,893	69,342
Swire Properties, Ltd.	19,800	55,316
Techtronic Industries Co., Ltd.	23,493	149,178
Vitasoy International Holdings, Ltd.	16,000	48,150
WH Group, Ltd.(3)	209,502	193,372
Wharf Holdings, Ltd. (The)(1)	19,779	34,762
Wheelock & Co., Ltd.	14,000	94,863
		$ 4,952,170
Ireland — 1.0%
AIB Group PLC(2)	14,359	$ 15,922
Amarin Corp. PLC ADR(1)(2)	6,179	24,716
Bank of Ireland Group PLC	11,729	21,864
Security	Shares	Value
Ireland (continued)
CRH PLC	17,418	$ 471,034
DCC PLC	3,224	201,342
Glanbia PLC	3,646	39,680
ICON PLC(2)	726	98,736
Kerry Group PLC, Class A	2,395	279,559
Kingspan Group PLC	5,566	300,144
Smurfit Kappa Group PLC	3,344	94,730
		$ 1,547,727
Israel — 0.5%
Azrieli Group, Ltd.	1,377	$ 78,731
Bank Hapoalim BM	15,215	91,166
Bank Leumi Le-Israel B.M.	18,120	99,913
Check Point Software Technologies, Ltd.(2)	1,651	165,991
Mellanox Technologies, Ltd.(1)(2)	815	98,876
Nice, Ltd.(2)	903	130,570
Wix.com, Ltd.(2)	754	76,018
		$ 741,265
Italy — 1.9%
A2A SpA	25,373	$ 31,304
Amplifon SpA	1,526	30,998
Assicurazioni Generali SpA	14,174	191,984
Banca Mediolanum SpA	4,177	20,965
DiaSorin SpA	269	35,458
Enel SpA	116,910	806,426
Ferrari NV	1,645	253,387
FinecoBank Banca Fineco SpA	9,025	81,199
Hera SpA	12,233	44,258
Infrastrutture Wireless Italiane SpA(3)	2,632	28,499
Intesa Sanpaolo SpA	191,708	310,195
Italgas SpA	7,704	42,151
Mediobanca Banca di Credito Finanziario SpA	7,632	41,619
Moncler SpA	2,814	102,257
Pirelli & C SpA(3)	6,163	21,744
Poste Italiane SpA(3)	7,369	62,024
PRADA SpA	7,700	22,299
Prysmian SpA	3,825	60,729
Recordati SpA	1,236	52,076
Snam SpA	65,788	300,670
Telecom Italia SpA(2)	142,783	57,795
Terna Rete Elettrica Nazionale SpA	23,044	144,851
UniCredit SpA	28,036	216,903
UnipolSai Assicurazioni SpA	5,520	13,585
		$ 2,973,376

9
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan — 20.0%
Acom Co., Ltd.	6,200	$ 25,178
AEON Co., Ltd.	7,879	174,552
AGC, Inc.	5,955	145,108
Aisin Seiki Co., Ltd.	2,300	56,330
Ajinomoto Co., Inc.	7,808	145,498
Alfresa Holdings Corp.	2,400	44,668
ANA Holdings, Inc.	2,156	52,528
Asahi Intecc Co., Ltd.	2,400	59,357
Astellas Pharma, Inc.	24,471	377,033
Bandai Namco Holdings, Inc.	2,175	105,495
Bridgestone Corp.	6,800	208,152
Canon, Inc.	12,668	275,287
Central Japan Railway Co.	2,767	443,470
Chugai Pharmaceutical Co., Ltd.	2,952	341,534
Dai Nippon Printing Co., Ltd.	4,129	87,746
Daifuku Co., Ltd.	1,400	87,736
Dai-ichi Life Holdings, Inc.	12,994	154,305
Daiichi Sankyo Co., Ltd.	7,313	502,232
Daikin Industries, Ltd.	3,600	434,570
Daiwa House Industry Co., Ltd.	7,792	192,519
Daiwa Securities Group, Inc.	19,400	74,967
Denso Corp.	5,647	180,447
Dentsu Group, Inc.	2,600	50,237
East Japan Railway Co.	3,626	274,381
Eisai Co., Ltd.	3,225	235,900
FamilyMart Co., Ltd.	4,752	85,327
FANUC Corp.	2,951	394,330
Fast Retailing Co., Ltd.	742	302,767
FUJIFILM Holdings Corp.(1)	4,426	218,111
Fujitsu, Ltd.	2,348	211,481
Hakuhodo DY Holdings, Inc.	3,200	32,288
Hamamatsu Photonics K.K.	2,121	86,186
Hankyu Hanshin Holdings, Inc.	3,000	100,786
Hikari Tsushin, Inc.	300	50,200
Hitachi High-Tech Corp.	900	66,485
Hitachi, Ltd.	14,149	406,450
Honda Motor Co., Ltd.(1)	24,300	543,747
Hoshizaki Corp.	652	48,771
HOYA Corp.	5,187	441,059
Hulic Co., Ltd.	7,800	78,937
Isuzu Motors, Ltd.	7,300	48,310
Itochu Techno-Solutions Corp.	1,000	28,480
Japan Airlines Co., Ltd.(1)	2,689	49,417
Japan Exchange Group, Inc.	6,400	112,313
Japan Post Holdings Co., Ltd.	18,200	142,372
Japan Post Insurance Co., Ltd.	2,800	34,594
Security	Shares	Value
Japan (continued)
Kansai Paint Co., Ltd.	2,100	$ 39,833
Kao Corp.	6,063	493,942
KDDI Corp.	20,618	609,027
Keio Corp.	1,623	95,811
Keisei Electric Railway Co., Ltd.	2,000	57,796
Kikkoman Corp.	2,709	114,860
Kintetsu Group Holdings Co., Ltd.(1)	2,305	106,680
Kobayashi Pharmaceutical Co., Ltd.	600	55,513
Komatsu, Ltd.	12,646	204,655
Kose Corp.	431	53,333
Kubota Corp.	14,894	189,437
Kyocera Corp.	4,113	242,711
Kyowa Kirin Co., Ltd.	3,006	67,183
LINE Corp.(2)	500	24,140
Lion Corp.	3,500	74,642
M3, Inc.	5,600	165,184
Makita Corp.	2,992	91,267
Mazda Motor Corp.	7,606	40,166
McDonald's Holdings Co. (Japan), Ltd.	1,200	54,122
Medipal Holdings Corp.	2,200	41,109
MEIJI Holdings Co., Ltd.	2,071	146,764
MINEBEA MITSUMI, Inc.	3,800	56,128
MISUMI Group, Inc.	4,500	97,339
Mitsubishi Chemical Holdings Corp.	16,660	98,928
Mitsubishi Electric Corp.	26,007	317,707
Mitsubishi Estate Co., Ltd.	20,308	299,932
Mitsubishi UFJ Financial Group, Inc.	162,357	607,467
Mitsui Fudosan Co., Ltd.	13,400	232,017
Mizuho Financial Group, Inc.	286,573	328,779
MonotaRO Co., Ltd.	1,900	50,201
MS&AD Insurance Group Holdings, Inc.	6,100	170,197
Murata Manufacturing Co., Ltd.	9,953	494,811
Nagoya Railroad Co., Ltd.	2,700	75,912
NEC Corp.	3,330	121,256
Nidec Corp.	7,980	411,245
Nikon Corp.	6,213	57,025
Nintendo Co., Ltd.	1,429	555,386
Nippon Express Co., Ltd.	1,094	53,364
Nippon Paint Holdings Co., Ltd.	3,109	161,830
Nippon Telegraph & Telephone Corp.	16,940	405,147
Nissan Chemical Corp.	2,100	76,056
Nissan Motor Co., Ltd.	30,385	101,659
Nisshin Seifun Group, Inc.	5,086	84,846
Nissin Foods Holdings Co., Ltd.	1,099	91,203
Nitori Holdings Co., Ltd.	1,068	144,330
Nitto Denko Corp.	2,286	101,542
Nomura Holdings, Inc.	40,300	170,070

10
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nomura Research Institute, Ltd.	4,000	$ 84,491
NTT Data Corp.	7,335	70,215
NTT DoCoMo, Inc.	13,797	431,475
Obayashi Corp.	10,200	86,552
Obic Co., Ltd.	800	104,232
Odakyu Electric Railway Co., Ltd.	4,946	108,620
Oji Holdings Corp.	14,654	77,903
Omron Corp.	2,682	138,667
Ono Pharmaceutical Co., Ltd.	6,722	154,474
Oracle Corp. Japan	326	28,435
Oriental Land Co., Ltd.(1)	3,297	420,885
ORIX Corp.	15,167	180,952
Otsuka Corp.	1,288	54,908
Otsuka Holdings Co., Ltd.	5,420	211,480
Pan Pacific International Holdings Corp.	8,168	154,680
PeptiDream, Inc.(2)	1,300	45,252
Pola Orbis Holdings, Inc.	700	12,869
Rakuten, Inc.	9,449	71,236
Recruit Holdings Co., Ltd.	23,479	606,492
Renesas Electronics Corp.(2)	8,600	30,591
Resona Holdings, Inc.	26,333	78,954
Ricoh Co., Ltd.(1)	7,884	57,563
Rohm Co., Ltd.	1,176	63,836
Santen Pharmaceutical Co., Ltd.	5,200	89,241
SBI Holdings, Inc.(1)	2,600	37,883
Seiko Epson Corp.	3,259	35,076
Sekisui Chemical Co., Ltd.	5,472	72,089
Sekisui House, Ltd.	8,970	147,934
Seven & i Holdings Co., Ltd.	12,701	419,449
SG Holdings Co., Ltd.	2,200	52,401
Sharp Corp.	2,799	29,055
Shimadzu Corp.	2,826	73,754
Shimano, Inc.	872	124,359
Shimizu Corp.	11,700	91,048
Shin-Etsu Chemical Co., Ltd.	5,237	514,730
Shionogi & Co., Ltd.	3,454	170,142
Shiseido Co., Ltd.	4,997	293,686
SMC Corp.	832	348,811
SoftBank Group Corp.	19,390	686,452
Sompo Holdings, Inc.	3,637	112,107
Sony Corp.	15,800	935,890
Sony Financial Holdings, Inc.	2,132	35,800
Sumitomo Chemical Co., Ltd.	23,800	70,316
Sumitomo Dainippon Pharma Co., Ltd.	1,900	24,665
Sumitomo Electric Industries, Ltd.	8,573	89,571
Sumitomo Mitsui Financial Group, Inc.(1)	16,253	394,840
Sumitomo Mitsui Trust Holdings, Inc.	4,116	118,253
Security	Shares	Value
Japan (continued)
Suntory Beverage & Food, Ltd.	2,000	$ 75,578
Suzuken Co., Ltd.	1,300	47,231
Sysmex Corp.	2,226	161,107
T&D Holdings, Inc.	7,019	56,900
Taisho Pharmaceutical Holdings Co., Ltd.	500	30,690
Taiyo Nippon Sanso Corp.	2,000	29,594
Takeda Pharmaceutical Co., Ltd.	20,852	634,904
TDK Corp.	1,514	116,410
Terumo Corp.	9,646	330,485
Tobu Railway Co., Ltd.	2,317	80,833
Toho Co., Ltd.	1,500	45,865
Tokio Marine Holdings, Inc.	7,700	352,310
Tokyo Electron, Ltd.	1,926	358,955
Tokyu Corp.	7,032	110,504
Toray Industries, Inc.	20,850	90,250
TOTO, Ltd.	1,664	54,892
Toyota Industries Corp.	1,775	84,632
Toyota Motor Corp.	32,283	1,945,531
Trend Micro, Inc.	1,493	73,728
Unicharm Corp.	5,902	220,935
West Japan Railway Co.	2,110	144,313
Yakult Honsha Co., Ltd.	2,986	175,905
Yamaha Corp.	2,244	86,967
Yamaha Motor Co., Ltd.	3,425	41,185
Yaskawa Electric Corp.	3,800	103,324
Yokogawa Electric Corp.	3,400	40,673
Z Holdings Corp.	36,700	117,005
ZOZO, Inc.	2,500	33,553
		$ 30,430,766
Netherlands — 3.5%
ABN AMRO Group NV(3)	5,628	$ 45,670
Adyen NV(2)(3)	347	296,450
Aegon NV	22,510	56,217
AerCap Holdings NV(2)	1,593	36,305
Akzo Nobel NV	3,415	224,600
Argenx SE(2)	553	72,792
ASML Holding NV	5,189	1,367,896
ASR Nederland NV	1,811	45,535
Euronext NV(3)	945	69,583
GrandVision NV(3)	755	20,641
ING Groep NV	53,706	275,195
Just Eat Takeaway(1)(2)(3)	1,656	125,231
Koninklijke Ahold Delhaize NV	21,183	493,491
Koninklijke DSM NV	2,976	334,767
Koninklijke KPN NV	52,513	125,580
Koninklijke Philips NV	13,289	545,611

11
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Netherlands (continued)
Koninklijke Vopak NV	2,174	$ 114,157
NN Group NV	3,808	103,485
NXP Semiconductors NV	3,876	321,437
QIAGEN NV(2)	3,374	136,226
Randstad NV	1,806	63,737
STMicroelectronics NV(4)	4,600	98,884
STMicroelectronics NV(4)	3,487	73,960
Wolters Kluwer NV	4,187	296,904
		$ 5,344,354
New Zealand — 0.2%
a2 Milk Co., Ltd.(2)	10,468	$ 106,937
Auckland International Airport, Ltd.	10,338	30,804
Fisher & Paykel Healthcare Corp., Ltd.	6,063	110,216
Meridian Energy, Ltd.	21,192	50,577
Xero, Ltd.(2)	1,174	48,827
		$ 347,361
Norway — 0.6%
DNB ASA	11,825	$ 131,741
Gjensidige Forsikring ASA	2,630	44,787
Mowi ASA	8,197	123,934
Norsk Hydro ASA	40,650	87,648
Orkla ASA	15,564	133,348
Salmar ASA	1,128	37,319
Schibsted ASA, Class A	2,066	39,792
Telenor ASA	9,713	141,962
Tomra Systems ASA	1,950	54,452
Yara International ASA	2,922	92,391
		$ 887,374
Portugal — 0.2%
EDP - Energias de Portugal SA	43,944	$ 176,804
EDP Renovaveis SA	1,750	21,056
Jeronimo Martins SGPS SA	5,525	99,721
		$ 297,581
Russia — 0.1%
Yandex NV, Class A(2)	4,052	$ 137,971
		$ 137,971
Singapore — 0.8%
BOC Aviation, Ltd.(3)	2,900	$ 18,321
CapitaLand, Ltd.	44,541	89,257
City Developments, Ltd.	7,330	37,168
DBS Group Holdings, Ltd.	24,629	321,363
Security	Shares	Value
Singapore (continued)
Oversea-Chinese Banking Corp., Ltd.	41,071	$ 248,846
Singapore Airlines, Ltd.(1)	13,056	52,996
Singapore Exchange, Ltd.	10,400	66,981
Singapore Telecommunications, Ltd.	120,112	214,127
United Overseas Bank, Ltd.	17,059	234,050
		$ 1,283,109
South Korea — 3.4%
AMOREPACIFIC Corp.	345	$ 47,312
Celltrion, Inc.(2)	1,258	233,990
Hana Financial Group, Inc.	3,097	58,266
Hanon Systems	2,459	17,857
Hyundai Mobis Co., Ltd.	771	106,651
Hyundai Motor Co.	1,945	140,121
Industrial Bank of Korea	4,281	26,157
Kakao Corp.	582	73,613
KB Financial Group, Inc.	4,363	122,705
KT Corp.	614	9,937
LG Chem, Ltd.	729	180,560
LG Corp.	1,322	64,038
LG Electronics, Inc.	1,349	53,040
LG Household & Health Care, Ltd.	118	108,087
Lotte Chemical Corp.	296	46,468
NAVER Corp.	1,678	233,300
NCSoft Corp.	217	115,814
Netmarble Corp.(2)(3)	471	35,881
Samsung C&T Corp.	1,143	83,401
Samsung Electro-Mechanics Co., Ltd.	653	51,743
Samsung Electronics Co., Ltd.	62,304	2,422,472
Samsung Fire & Marine Insurance Co., Ltd.	441	55,774
Samsung Life Insurance Co., Ltd.	824	28,838
Samsung SDI Co., Ltd.	675	131,416
Samsung SDS Co., Ltd.	382	46,693
Shinhan Financial Group Co., Ltd.	5,011	117,228
SK Hynix, Inc.	6,541	442,198
SK Telecom Co., Ltd.	361	52,506
Woori Financial Group, Inc.	4,861	30,243
		$ 5,136,309
Spain — 2.3%
Acciona SA	304	$ 32,154
Aena SME SA(3)	1,063	115,329
Amadeus IT Group SA	5,388	253,607
Banco Bilbao Vizcaya Argentaria SA	80,365	248,854
Banco de Sabadell SA	88,280	44,645
Banco Santander SA	199,376	474,280

12
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Spain (continued)
Bankia SA	13,270	$ 14,471
Bankinter SA	7,422	26,924
CaixaBank SA	38,631	71,491
Cellnex Telecom SA(3)	4,289	194,560
Enagas SA	7,899	155,825
Grifols SA	6,180	206,767
Iberdrola SA	88,460	865,228
Industria de Diseno Textil SA	13,896	360,095
International Consolidated Airlines Group SA(4)	16,783	43,588
International Consolidated Airlines Group SA(4)	7,334	19,208
Mapfre SA	10,241	17,373
Red Electrica Corp. SA	6,260	112,489
Siemens Gamesa Renewable Energy SA	3,049	44,991
Telefonica SA	57,367	261,082
		$ 3,562,961
Sweden — 2.7%
AAK AB	2,778	$ 44,918
Alfa Laval AB	3,719	63,673
Assa Abloy AB, Class B	14,277	266,533
Atlas Copco AB, Class A	13,818	459,507
Boliden AB	9,319	167,182
Castellum AB	3,669	61,861
Electrolux AB, Series B	2,234	27,598
Electrolux Professional AB, Class B(2)	2,234	6,436
Elekta AB, Class B	4,502	36,702
Epiroc AB, Class A	14,847	146,710
Essity AB, Class B	7,926	242,802
Fabege AB	3,364	42,919
Fastighets AB Balder, Class B(2)	1,349	48,768
Hennes & Mauritz AB, Class B(1)	9,568	122,440
Hexagon AB, Class B	3,776	159,669
Husqvarna AB, Class B	5,693	28,321
ICA Gruppen AB	1,637	68,370
Industrivarden AB, Class A	2,967	56,855
Investment AB Latour, Class B	1,704	24,073
Kinnevik AB, Class B	1,797	29,308
Nibe Industrier AB, Class B	6,380	92,283
Sandvik AB	15,055	211,774
Securitas AB, Class B	3,903	41,928
Skandinaviska Enskilda Banken AB, Class A(2)	18,992	127,191
Skanska AB, Class B(2)	4,799	72,221
SKF AB, Class B(1)	5,455	74,336
Spotify Technology SA(2)	1,400	170,016
Svenska Cellulosa AB SCA, Class B(1)(2)	8,492	84,035
Svenska Handelsbanken AB, Class A(2)	17,750	146,386
Swedbank AB, Class A	12,020	132,571
Security	Shares	Value
Sweden (continued)
Swedish Orphan Biovitrum AB(2)	1,815	$ 30,149
Tele2 AB, Class B	5,529	73,663
Telefonaktiebolaget LM Ericsson, Class B	34,618	280,231
Telia Co. AB	32,225	115,345
Volvo AB, Class B	24,557	291,883
		$ 4,048,657
Switzerland — 9.8%
ABB, Ltd.	25,014	$ 434,769
Adecco Group AG	1,747	68,843
Alcon, Inc.(2)	5,772	295,704
Baloise Holding AG	476	62,057
Banque Cantonale Vaudoise	21	17,191
Barry Callebaut AG	38	76,059
Chocoladefabriken Lindt & Sprungli AG PC	17	142,689
Chubb, Ltd.	4,844	541,026
Cie Financiere Richemont SA	5,949	317,997
Clariant AG	2,465	41,028
Coca-Cola HBC AG	2,889	61,958
Dufry AG	238	7,304
Emmi AG	28	25,465
EMS-Chemie Holding AG	80	49,894
Flughafen Zuerich AG(2)	288	32,219
Garmin, Ltd.	1,738	130,280
Geberit AG	434	190,170
Givaudan SA	125	384,622
Helvetia Holding AG	340	29,049
Julius Baer Group, Ltd.	2,664	89,237
Kuehne & Nagel International AG	566	77,101
Logitech International SA	1,890	80,944
Lonza Group AG	993	408,445
Nestle SA	34,937	3,576,423
Novartis AG	25,424	2,097,449
Partners Group Holding AG	188	128,717
PSP Swiss Property AG	472	59,023
Roche Holding AG	8,636	2,778,563
SGS SA	75	172,986
Sika AG	1,630	267,667
Sonova Holding AG	669	119,292
Straumann Holding AG	132	96,506
Swatch Group AG (The)	372	73,060
Swiss Life Holding AG	336	112,777
Swiss Prime Site AG	904	87,987
Swiss Re AG	3,237	249,245
Swisscom AG	291	155,825
TE Connectivity, Ltd.	4,424	278,624
Temenos AG	775	101,021

13
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
UBS Group AG	39,700	$ 363,895
Vifor Pharma AG	461	63,068
Zurich Insurance Group AG	1,606	564,198
		$ 14,910,377
Taiwan — 3.3%
Advantech Co., Ltd.	4,000	$ 32,959
ASE Technology Holding Co., Ltd.	37,904	73,421
Cathay Financial Holding Co., Ltd.	103,357	120,291
Chang Hwa Commercial Bank, Ltd.	82,840	52,299
China Steel Corp.	382,000	239,288
Chunghwa Telecom Co., Ltd.	49,055	173,914
CTBC Financial Holding Co., Ltd.	261,000	153,687
Delta Electronics, Inc.	22,319	88,334
E.Sun Financial Holding Co., Ltd.	135,091	107,837
Far Eastern New Century Corp.	27,000	20,078
Far EasTone Telecommunications Co., Ltd.(2)	19,073	39,829
First Financial Holding Co., Ltd.	127,214	82,206
Fubon Financial Holding Co., Ltd.	99,000	122,367
Hotai Motor Co., Ltd.	5,000	80,738
Hua Nan Financial Holdings Co., Ltd.	98,310	58,485
MediaTek, Inc.	18,883	202,675
Mega Financial Holding Co., Ltd.	125,668	118,002
Nanya Technology Corp.	16,000	28,160
President Chain Store Corp.	10,828	101,228
Quanta Computer, Inc.	31,398	62,173
Shanghai Commercial & Savings Bank, Ltd. (The)	38,924	50,390
Taishin Financial Holding Co., Ltd.	184,642	71,080
Taiwan Cooperative Financial Holding Co., Ltd.	98,425	59,438
Taiwan High Speed Rail Corp.	24,000	22,659
Taiwan Mobile Co., Ltd.	20,748	68,506
Taiwan Semiconductor Manufacturing Co., Ltd.	276,240	2,486,798
Uni-President Enterprises Corp.	91,000	196,962
Yuanta Financial Holding Co., Ltd.	128,000	65,351
		$ 4,979,155
United Kingdom — 12.8%
3i Group PLC	16,748	$ 162,282
Admiral Group PLC	3,352	92,314
Amcor PLC(2)	35,217	285,962
Aon PLC	3,431	566,252
Ashtead Group PLC	9,296	200,923
Associated British Foods PLC	8,677	194,362
AstraZeneca PLC	16,892	1,505,059
Atlassian Corp. PLC, Class A(2)	2,210	303,345
Auto Trader Group PLC(3)	16,902	91,335
Security	Shares	Value
United Kingdom (continued)
AVEVA Group PLC	1,083	$ 46,661
Aviva PLC	65,800	216,334
B&M European Value Retail SA	14,765	50,145
Barratt Developments PLC	18,662	100,874
Berkeley Group Holdings PLC	2,267	101,184
BT Group PLC	151,630	220,556
Bunzl PLC	6,673	133,571
Burberry Group PLC	7,893	128,299
Burford Capital, Ltd.	3,144	16,137
Cineworld Group PLC	17,871	10,896
Coca-Cola European Partners PLC	4,925	184,835
Compass Group PLC	29,046	452,540
Croda International PLC	2,513	132,580
Direct Line Insurance Group PLC	22,905	83,619
DS Smith PLC	25,359	85,952
Farfetch, Ltd., Class A(1)(2)	1,771	13,991
Ferguson PLC	4,708	291,107
GlaxoSmithKline PLC	68,486	1,285,082
Halma PLC	8,224	193,149
Hargreaves Lansdown PLC	5,534	94,027
Hikma Pharmaceuticals PLC	2,489	62,589
Hiscox, Ltd.	4,235	48,228
HomeServe PLC	5,219	67,981
Informa PLC	26,287	143,178
InterContinental Hotels Group PLC	3,348	142,435
Intermediate Capital Group PLC	6,043	66,698
Intertek Group PLC	3,315	193,679
Investec PLC	11,345	21,135
ITV PLC	66,442	54,525
J Sainsbury PLC	40,100	103,755
JD Sports Fashion PLC	8,151	45,652
Johnson Matthey PLC	3,735	82,297
Kingfisher PLC	42,222	74,163
Legal & General Group PLC	104,744	247,478
Liberty Global PLC, Class A(2)	10,735	177,235
Linde PLC	7,463	1,291,099
Lloyds Banking Group PLC	1,072,717	419,380
London Stock Exchange Group PLC	5,311	475,100
M&G PLC(2)	40,835	56,802
Marks & Spencer Group PLC	37,198	45,093
Melrose Industries PLC	80,228	89,152
Micro Focus International PLC	5,396	26,627
Mondi PLC	10,651	179,742
National Grid PLC	58,729	686,205
Next PLC	2,163	108,515
Ninety One PLC(2)	5,672	12,181
NMC Health PLC(5)	1,955	—

14
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Ocado Group PLC(2)	10,963	$ 164,448
Pearson PLC	16,624	113,809
Persimmon PLC	6,513	153,959
Phoenix Group Holdings PLC	8,370	64,237
Prudential PLC	40,102	502,472
RELX PLC	32,003	683,022
Rentokil Initial PLC	36,813	175,818
Rightmove PLC	14,150	85,338
RSA Insurance Group PLC	19,773	103,184
Sage Group PLC (The)	18,685	135,869
Schroders PLC	2,054	62,795
Severn Trent PLC	4,892	138,478
Smith & Nephew PLC	16,770	295,429
Smiths Group PLC	9,701	146,264
Spirax-Sarco Engineering PLC	1,573	157,918
SSE PLC	20,959	336,791
St. James's Place PLC	8,367	78,130
Standard Chartered PLC	48,169	266,316
Standard Life Aberdeen PLC	41,300	113,980
Taylor Wimpey PLC	59,700	85,906
TechnipFMC PLC	14,909	100,487
Tesco PLC	194,875	550,332
Unilever PLC	32,683	1,648,210
United Utilities Group PLC	14,450	161,752
Vodafone Group PLC	411,220	568,900
Weir Group PLC (The)	5,212	46,356
Whitbread PLC	2,878	106,663
WM Morrison Supermarkets PLC	62,868	137,345
WPP PLC	24,860	169,021
		$ 19,517,526
United States — 0.1%
Sensata Technologies Holding PLC(2)	3,579	$ 103,540
		$ 103,540
Total Common Stocks (identified cost $171,368,687)		$ 150,588,963

Short-Term Investments — 0.6%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(6)	952,215	$ 952,215
Total Short-Term Investments (identified cost $952,215)		$ 952,215
Total Investments — 99.6% (identified cost $172,320,902)		$ 151,541,178
Other Assets, Less Liabilities — 0.4%		$ 544,181
Net Assets — 100.0%		$ 152,085,359

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
The country classifications used for financial reporting purposes may differ from the classifications determined by Calvert Research and Management (CRM).
(1)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $3,339,641.
(2)	Non-income producing security.
(3)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $2,158,106, which represents 1.4% of the net assets of the Fund as of March 31, 2020.
(4)	Securities are traded on separate exchanges for the same entity.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(6)	Represents investment of cash collateral received in connection with securities lending.

15
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

At March 31, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	19.7%
Health Care	13.9
Industrials	13.4
Information Technology	12.1
Consumer Discretionary	10.5
Consumer Staples	10.5
Communication Services	6.4
Materials	5.9
Utilities	3.6
Real Estate	2.3
Energy	0.7
Total	99.0%

Abbreviations:
ADR	– American Depositary Receipt
FDR	– Fiduciary Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares
16
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $172,320,902) - including $3,339,641 of securities on loan	$ 151,541,178
Cash	6,846,732
Cash denominated in foreign currency, at value (cost $393,775)	395,013
Receivable for investments sold	26,181
Receivable for capital shares sold	888,284
Dividends receivable	509,265
Securities lending income receivable	901
Tax reclaims receivable	188,461
Receivable from affiliate	59,681
Directors' deferred compensation plan	56,072
Total assets	$160,511,768
Liabilities
Payable for investments purchased	$ 7,096,618
Payable for capital shares redeemed	153,986
Deposits for securities loaned	952,215
Payable to affiliates:
Investment advisory fee	14,751
Administrative fee	14,751
Distribution and service fees	9,214
Sub-transfer agency fee	771
Directors' deferred compensation plan	56,072
Accrued expenses	128,031
Total liabilities	$ 8,426,409
Net Assets	$152,085,359
Sources of Net Assets
Paid-in capital	$ 178,787,209
Accumulated loss	(26,701,850)
Total	$152,085,359
Class A Shares
Net Assets	$ 42,890,502
Shares Outstanding	2,242,170
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.13
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 20.08
Class I Shares
Net Assets	$ 94,809,008
Shares Outstanding	4,890,649
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.39
17
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2020
Class R6 Shares
Net Assets	$14,385,849
Shares Outstanding	742,242
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 19.38
On sales of $50,000 or more, the offering price of Class A shares is reduced.
18
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $154,144)	$ 1,444,130
Interest income	3,535
Securities lending income, net	5,568
Total investment income	$ 1,453,233
Expenses
Investment advisory fee	$ 88,323
Administrative fee	88,323
Distribution and service fees:
Class A	56,870
Directors' fees and expenses	4,182
Custodian fees	23,932
Transfer agency fees and expenses	60,144
Accounting fees	27,327
Professional fees	19,173
Registration fees	33,841
Reports to shareholders	10,177
Miscellaneous	21,097
Total expenses	$ 433,389
Waiver and/or reimbursement of expenses by affiliate	$ (162,736)
Reimbursement of expenses - other	(2,149)
Net expenses	$ 268,504
Net investment income	$ 1,184,729
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (234,299)
Foreign currency transactions	(36,899)
Net realized loss	$ (271,198)
Change in unrealized appreciation (depreciation):
Investment securities	$ (27,417,710)
Foreign currency	(9,287)
Net change in unrealized appreciation (depreciation)	$(27,426,997)
Net realized and unrealized loss	$(27,698,195)
Net decrease in net assets from operations	$(26,513,466)
19
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,184,729	$ 3,029,086
Net realized loss	(271,198)	(5,546,347)
Net change in unrealized appreciation (depreciation)	(27,426,997)	2,812,928
Net increase (decrease) in net assets from operations	$ (26,513,466)	$ 295,667
Distributions to shareholders:
Class A	$ (862,937)	$ (485,837)
Class I	(1,333,282)	(1,756,165)
Class R6	(297,907)	—
Total distributions to shareholders	$ (2,494,126)	$ (2,242,002)
Capital share transactions:
Class A	$ 17,400,618	$ 9,896,812
Class I	44,374,260	(18,412,010)
Class R6	252,023	16,859,470 (1)
Net increase in net assets from capital share transactions	$ 62,026,901	$ 8,344,272
Net increase in net assets	$ 33,019,309	$ 6,397,937
Net Assets
At beginning of period	$ 119,066,050	$ 112,668,113
At end of period	$152,085,359	$119,066,050

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
20
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2016(1)
		2019	2018	2017
Net asset value — Beginning of period	$ 22.81	$ 23.18	$ 23.11	$ 20.03	$ 20.00
Income (Loss) From Operations
Net investment income(2)	$ 0.16	$ 0.56	$ 0.62	$ 0.41	$ 0.43
Net realized and unrealized gain (loss)	(3.45)	(0.51)	(0.23)	3.10	(0.38)
Total income (loss) from operations	$ (3.29)	$ 0.05	$ 0.39	$ 3.51	$ 0.05
Less Distributions
From net investment income	$ (0.39)	$ (0.42)	$ (0.32)	$ (0.43)	$ (0.02)
Total distributions	$ (0.39)	$ (0.42)	$ (0.32)	$ (0.43)	$ (0.02)
Net asset value — End of period	$ 19.13	$ 22.81	$ 23.18	$23.11	$20.03
Total Return(3)	(14.75)% (4)	0.34%	1.67%	17.98%	0.25% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$42,891	$34,344	$24,415	$ 5,968	$ 3,714
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.76% (6)	0.89%	1.03%	3.00%	5.53% (6)
Net expenses	0.54% (6)	0.57%	0.62%	0.62%	0.62% (6)
Net investment income	1.38% (6)	2.56%	2.66%	1.96%	2.47% (6)
Portfolio Turnover	4% (4)	51%	24%	26%	35% (4)

(1)	From October 30, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
21
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2016(1)
		2019	2018	2017
Net asset value — Beginning of period	$ 23.12	$ 23.47	$ 23.32	$ 20.08	$ 20.00
Income (Loss) From Operations
Net investment income(2)	$ 0.20	$ 0.60	$ 0.64	$ 0.63	$ 0.51
Net realized and unrealized gain (loss)	(3.51)	(0.50)	(0.17)	3.00	(0.40)
Total income (loss) from operations	$ (3.31)	$ 0.10	$ 0.47	$ 3.63	$ 0.11
Less Distributions
From net investment income	$ (0.42)	$ (0.45)	$ (0.32)	$ (0.39)	$ (0.03)
Total distributions	$ (0.42)	$ (0.45)	$ (0.32)	$ (0.39)	$ (0.03)
Net asset value — End of period	$ 19.39	$ 23.12	$ 23.47	$ 23.32	$20.08
Total Return(3)	(14.64)% (4)	0.60%	2.04%	18.42%	0.56% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$94,809	$67,854	$88,253	$30,815	$ 2,571
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.51% (6)	0.64%	0.79%	1.43%	4.81% (6)
Net expenses	0.29% (6)	0.29%	0.27%	0.27%	0.27% (6)
Net investment income	1.72% (6)	2.73%	2.71%	2.85%	2.90% (6)
Portfolio Turnover	4% (4)	51%	24%	26%	35% (4)

(1)	From October 30, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
22
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Financial Highlights — continued

Class R6
	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)

Net asset value — Beginning of period	$ 23.12	$ 21.50
Income (Loss) From Operations
Net investment income(2)	$ 0.19	$ 0.51
Net realized and unrealized gain (loss)	(3.50)	1.11
Total income (loss) from operations	$ (3.31)	$ 1.62
Less Distributions
From net investment income	$ (0.43)	$ —
Total distributions	$ (0.43)	$ —
Net asset value — End of period	$ 19.38	$ 23.12
Total Return(3)	(14.61)% (4)	7.54% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,386	$16,867
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.48% (6)	0.56% (6)
Net expenses	0.26% (6)	0.26% (6)
Net investment income	1.61% (6)	3.40% (6)
Portfolio Turnover	4% (4)	51% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
23
See Notes to Financial Statements.

Calvert
International Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert International Responsible Index, which measures the investment return of stocks issued by companies that are located in countries (other than the U.S.) with developed markets.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
24

Calvert
International Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$ —	$ 6,837,075	$ —	$ 6,837,075
Austria	—	239,131	—	239,131
Belgium	—	1,251,358	—	1,251,358
Canada	11,980,080	—	—	11,980,080
China	—	1,008,522	—	1,008,522
Denmark	53,490	2,893,220	—	2,946,710
Finland	—	1,717,922	—	1,717,922
France	—	13,186,157	—	13,186,157
Germany	—	10,220,429	—	10,220,429
Hong Kong	—	4,952,170	—	4,952,170
Ireland	123,452	1,424,275	—	1,547,727
Israel	340,885	400,380	—	741,265
Italy	—	2,973,376	—	2,973,376
Japan	—	30,430,766	—	30,430,766
Netherlands	357,742	4,986,612	—	5,344,354
New Zealand	—	347,361	—	347,361
Norway	—	887,374	—	887,374
Portugal	—	297,581	—	297,581
Russia	137,971	—	—	137,971
Singapore	—	1,283,109	—	1,283,109
South Korea	—	5,136,309	—	5,136,309
Spain	—	3,562,961	—	3,562,961
Sweden	176,452	3,872,205	—	4,048,657
Switzerland	949,930	13,960,447	—	14,910,377
Taiwan	—	4,979,155	—	4,979,155
United Kingdom	2,935,387	16,582,139	—	19,517,526
United States	103,540	—	—	103,540
Total Common Stocks	$17,158,929	$133,430,034 (2)	$ —	$150,588,963
Short-Term Investments	$ 952,215	$ —	$ —	$ 952,215
Total Investments	$18,111,144	$133,430,034	$ —	$151,541,178

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2020 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
25

Calvert
International Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.12% of the Fund’s average daily net assets. For the six months ended March 31, 2020, the investment advisory fee amounted to $88,323.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.54%, 0.29% and 0.26% for Class A, Class I and Class R6, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $162,736.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $88,323.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $56,870 for Class A shares.
The Fund was informed that EVD received $3,762 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020.
26

Calvert
International Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $5,668 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $2,149, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $67,009,863 and $6,183,235, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $2,977,690 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2019, $2,177,798 are short-term and $799,892 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$175,781,746
Gross unrealized appreciation	$ 3,753,437
Gross unrealized depreciation	(27,994,005)
Net unrealized depreciation	$ (24,240,568)
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
27

Calvert
International Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan was $3,339,641 and the total value of collateral received was $3,481,278, comprised of cash of $952,215 and U.S. government and/or agencies securities of $2,529,063.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$952,215	$ —	$ —	$ —	$952,215
The carrying amount of the liability for deposits for securities loaned at March 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020.
6  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
7  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,069,684	$ 25,115,956	703,350	$ 15,299,942
Reinvestment of distributions	13,236	309,465	10,990	232,322
Shares redeemed	(346,275)	(8,024,803)	(261,852)	(5,635,452)
Net increase	736,645	$ 17,400,618	452,488	$ 9,896,812
28

Calvert
International Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount
Class I
Shares sold	2,653,741	$ 60,198,726	1,993,882	$ 43,601,493
Reinvestment of distributions	56,217	1,331,213	82,038	1,753,971
Shares redeemed	(754,362)	(17,155,679)	(2,901,221)	(63,767,474)
Net increase (decrease)	1,955,596	$ 44,374,260	(825,301)	$(18,412,010)
Class R6
Shares sold	50,925	$ 1,131,161	1,337,787	$ 30,718,857
Reinvestment of distributions	12,586	297,907	—	—
Shares redeemed	(50,904)	(1,177,045)	(608,152)	(13,859,387)
Net increase	12,607	$ 252,023	729,635	$ 16,859,470

(1)	For Class R6, for the period from the commencement of operations, February 1, 2019, to September 30, 2019.
8  Risks and Uncertainties
Risks Associated with Foreign Investments
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
29

Calvert
International Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
30

Calvert
International Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert International Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2019, as applicable. This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and three-year periods ended September 30, 2019, while it had underperformed the index it is designed to track for the one-year period ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense universe. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense universe. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
31

Calvert
International Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
32

Calvert
International Responsible Index Fund
March 31, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
33

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
34

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24196     3.31.20

Calvert
US Large-Cap Value Responsible Index Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
US Large-Cap Value Responsible Index Fund

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Performance

Portfolio Manager Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	06/19/2015	06/19/2015	(19.81)%	(14.70)%	—%	1.36%
Class A with 4.75% Maximum Sales Charge	—	—	(23.63)	(18.77)	—	0.33
Class I at NAV	06/19/2015	06/19/2015	(19.71)	(14.51)	—	1.69
··
Russell 1000® Value Index	—	—	(21.30)%	(17.17)%	1.90%	1.49%
Calvert US Large-Cap Value Responsible Index	—	—	(19.91)	(14.57)	—	1.88

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	0.69%	0.44%
Net	0.50	0.25
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
JPMorgan Chase & Co.	3.2%
Verizon Communications, Inc.	2.6
Apple, Inc.	2.5
AT&T, Inc.	2.4
Intel Corp.	2.3
Bank of America Corp.	2.2
Procter & Gamble Co. (The)	1.9
Cisco Systems, Inc.	1.8
Walmart, Inc.	1.6
Comcast Corp., Class A	1.4
Total	21.9%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Calvert US Large-Cap Value Responsible Index (the “Calvert Index”) is composed of common stocks of large value companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Large value companies are selected from the 1,000 largest publicly traded U.S. companies based on market capitalization and value style factors, excluding real estate investment trusts and business development companies. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class' inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 801.90	$2.21 **	0.49%
Class I	$1,000.00	$ 802.90	$1.08 **	0.24%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.55	$2.48 **	0.49%
Class I	$1,000.00	$1,023.80	$1.21 **	0.24%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 0.0%(1)
Hexcel Corp.	1,445	$ 53,740
Moog, Inc., Class A	3,495	176,602
		$ 230,342
Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	9,376	$ 620,691
Expeditors International of Washington, Inc.	876	58,447
FedEx Corp.	18,153	2,201,233
United Parcel Service, Inc., Class B	33,862	3,163,388
		$ 6,043,759
Airlines — 1.0%
Alaska Air Group, Inc.	10,781	$ 306,935
American Airlines Group, Inc.	40,959	499,290
Delta Air Lines, Inc.	48,032	1,370,353
JetBlue Airways Corp.(2)	2,216	19,833
SkyWest, Inc.	4,059	106,305
Southwest Airlines Co.	42,413	1,510,327
Spirit Airlines, Inc.(2)	4,819	62,117
United Airlines Holdings, Inc.(2)	23,903	754,140
		$ 4,629,300
Auto Components — 0.5%
Aptiv PLC	17,715	$ 872,287
Autoliv, Inc.	6,075	279,511
BorgWarner, Inc.	20,114	490,178
Gentex Corp.	9,951	220,514
Lear Corp.	5,916	480,675
		$ 2,343,165
Automobiles — 0.4%
Ford Motor Co.	319,880	$ 1,545,020
Harley-Davidson, Inc.(3)	15,311	289,837
Thor Industries, Inc.	2,564	108,150
		$ 1,943,007
Banks — 12.1%
Associated Banc-Corp.	13,966	$ 178,625
BancorpSouth Bank	9,190	173,875
Bank of America Corp.	476,967	10,126,009
Bank of Hawaii Corp.	3,461	191,186
Bank OZK	12,548	209,552
BankUnited, Inc.	8,113	151,713
BOK Financial Corp.	2,814	119,764
Security	Shares	Value
Banks (continued)
CenterState Bank Corp.	10,684	$ 184,085
CIT Group, Inc.	10,061	173,653
Citigroup, Inc.	121,441	5,115,095
Citizens Financial Group, Inc.	41,435	779,392
Comerica, Inc.	13,210	387,581
Commerce Bancshares, Inc.	9,549	480,792
Community Bank System, Inc.	4,965	291,942
Cullen/Frost Bankers, Inc.	5,460	304,613
CVB Financial Corp.	13,553	271,738
East West Bancorp, Inc.	13,505	347,619
F.N.B. Corp.	31,878	234,941
Fifth Third Bancorp	67,358	1,000,266
First Citizens BancShares, Inc., Class A	582	193,730
First Financial Bankshares, Inc.	5,918	158,839
First Hawaiian, Inc.	13,402	221,535
First Horizon National Corp.	30,658	247,104
First Republic Bank	9,718	799,597
Glacier Bancorp, Inc.	8,253	280,643
Hancock Whitney Corp.	7,340	143,277
Home BancShares, Inc.	15,824	189,730
Huntington Bancshares, Inc.	98,072	805,171
IBERIABANK Corp.	5,342	193,167
Investors Bancorp, Inc.	20,319	162,349
JPMorgan Chase & Co.	163,943	14,759,788
KeyCorp	91,836	952,339
M&T Bank Corp.	12,548	1,297,840
Old National Bancorp	17,205	226,934
PacWest Bancorp	12,051	215,954
People's United Financial, Inc.	41,732	461,139
Pinnacle Financial Partners, Inc.	7,254	272,315
PNC Financial Services Group, Inc. (The)	28,630	2,740,464
Popular, Inc.	8,173	286,055
Prosperity Bancshares, Inc.	8,438	407,134
Regions Financial Corp.	93,852	841,852
Signature Bank	5,246	421,726
Sterling Bancorp	20,257	211,686
SVB Financial Group(2)	3,657	552,500
Synovus Financial Corp.	14,374	252,407
Texas Capital Bancshares, Inc.(2)	4,600	101,982
Truist Financial Corp.	86,370	2,663,651
U.S. Bancorp	95,451	3,288,287
UMB Financial Corp.	4,540	210,565
Umpqua Holdings Corp.	22,087	240,748
United Bankshares, Inc.	8,688	200,519
Valley National Bancorp	39,094	285,777
Webster Financial Corp.	8,050	184,345
Western Alliance Bancorp	9,189	281,275

6
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
Wintrust Financial Corp.	5,830	$ 191,574
Zions Bancorp NA	15,736	421,095
		$ 56,087,534
Beverages — 2.8%
Coca-Cola Co. (The)	147,749	$ 6,537,893
Keurig Dr Pepper, Inc.	21,530	522,533
PepsiCo, Inc.	50,526	6,068,173
		$ 13,128,599
Biotechnology — 3.7%
AbbVie, Inc.	18,775	$ 1,430,467
Allogene Therapeutics, Inc.(2)(3)	5,512	107,153
Amgen, Inc.	23,888	4,842,814
Amicus Therapeutics, Inc.(2)	31,085	287,226
Biogen, Inc.(2)	5,445	1,722,689
Blueprint Medicines Corp.(2)	6,061	354,447
FibroGen, Inc.(2)	9,958	346,041
Gilead Sciences, Inc.	76,779	5,739,998
Global Blood Therapeutics, Inc.(2)(3)	7,292	372,548
Sage Therapeutics, Inc.(2)	6,360	182,659
Seattle Genetics, Inc.(2)	12,692	1,464,403
Ultragenyx Pharmaceutical, Inc.(2)	6,769	300,747
		$ 17,151,192
Building Products — 0.8%
Fortune Brands Home & Security, Inc.	7,283	$ 314,990
Johnson Controls International PLC	61,694	1,663,270
Masco Corp.	4,862	168,079
Owens Corning	16,297	632,487
Trane Technologies PLC	11,777	972,662
		$ 3,751,488
Capital Markets — 5.9%
Affiliated Managers Group, Inc.	1,345	$ 79,543
Ameriprise Financial, Inc.	11,882	1,217,667
Bank of New York Mellon Corp. (The)	66,203	2,229,717
BlackRock, Inc.	7,770	3,418,567
Charles Schwab Corp. (The)	48,397	1,627,107
CME Group, Inc.	10,694	1,849,100
E*Trade Financial Corp.	10,727	368,151
Evercore, Inc., Class A	426	19,622
Franklin Resources, Inc.	26,342	439,648
Goldman Sachs Group, Inc. (The)	20,657	3,193,366
Houlihan Lokey, Inc., Class A	1,654	86,206
Interactive Brokers Group, Inc., Class A	4,416	190,639
Security	Shares	Value
Capital Markets (continued)
Intercontinental Exchange, Inc.	24,646	$ 1,990,165
Invesco, Ltd.	37,980	344,858
KKR & Co., Inc., Class A	52,619	1,234,968
Lazard, Ltd., Class A	10,115	238,309
Legg Mason, Inc.	7,745	378,343
LPL Financial Holdings, Inc.	3,049	165,957
Morgan Stanley	78,036	2,653,224
Nasdaq, Inc.	5,000	474,750
Northern Trust Corp.	19,885	1,500,522
Raymond James Financial, Inc.	11,801	745,823
State Street Corp.	30,234	1,610,565
Stifel Financial Corp.	6,767	279,342
T. Rowe Price Group, Inc.	5,314	518,912
TD Ameritrade Holding Corp.	13,790	477,961
Virtu Financial, Inc., Class A	7,697	160,252
		$ 27,493,284
Chemicals — 1.8%
Air Products & Chemicals, Inc.	10,506	$ 2,097,103
Ashland Global Holdings, Inc.	4,084	204,486
Axalta Coating Systems, Ltd.(2)	1,257	21,708
Celanese Corp.	7,197	528,188
Eastman Chemical Co.	17,441	812,402
Ecolab, Inc.	3,904	608,360
FMC Corp.	4,481	366,053
International Flavors & Fragrances, Inc.	2,951	301,238
LyondellBasell Industries NV, Class A	25,017	1,241,594
Mosaic Co. (The)	44,965	486,521
PPG Industries, Inc.	15,853	1,325,311
Sensient Technologies Corp.	3,686	160,378
WR Grace & Co.	1,555	55,358
		$ 8,208,700
Commercial Services & Supplies — 0.6%
ADT, Inc.	5,980	$ 25,834
IAA, Inc.(2)	4,165	124,784
KAR Auction Services, Inc.	4,309	51,708
MSA Safety, Inc.	682	69,018
Republic Services, Inc.	15,106	1,133,856
UniFirst Corp.	578	87,330
Waste Management, Inc.	14,004	1,296,210
		$ 2,788,740
Communications Equipment — 1.9%
Ciena Corp.(2)	911	$ 36,267
Cisco Systems, Inc.	210,392	8,270,510

7
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Communications Equipment (continued)
EchoStar Corp., Class A(2)	4,080	$ 130,438
Juniper Networks, Inc.	26,020	498,023
ViaSat, Inc.(2)	821	29,490
Viavi Solutions, Inc.(2)	5,845	65,522
		$ 9,030,250
Construction & Engineering — 0.3%
EMCOR Group, Inc.	8,243	$ 505,461
MasTec, Inc.(2)	7,485	244,984
Quanta Services, Inc.	21,894	694,696
		$ 1,445,141
Consumer Finance — 1.6%
Ally Financial, Inc.	35,795	$ 516,522
American Express Co.	30,815	2,638,072
Capital One Financial Corp.	32,957	1,661,692
Discover Financial Services	28,049	1,000,508
FirstCash, Inc.	540	38,739
OneMain Holdings, Inc.	9,023	172,520
SLM Corp.(3)	41,759	300,247
Synchrony Financial	58,312	938,240
		$ 7,266,540
Containers & Packaging — 0.8%
AptarGroup, Inc.	1,245	$ 123,927
Ardagh Group S.A.	1,821	21,597
Berry Global Group, Inc.(2)	9,230	311,143
Crown Holdings, Inc.(2)	11,649	676,108
Packaging Corp. of America	12,017	1,043,436
Silgan Holdings, Inc.	9,747	282,858
Sonoco Products Co.	10,932	506,698
WestRock Co.	32,905	929,896
		$ 3,895,663
Distributors — 0.2%
Genuine Parts Co.	10,126	$ 681,784
LKQ Corp.(2)	14,254	292,349
		$ 974,133
Diversified Consumer Services — 0.3%
Chegg, Inc.(2)	5,085	$ 181,941
Graham Holdings Co., Class B	324	110,539
H&R Block, Inc.(3)	14,962	210,665
Laureate Education, Inc., Class A(2)	7,559	79,445
Service Corp. International	10,442	408,387
ServiceMaster Global Holdings, Inc.(2)	4,752	128,304
Security	Shares	Value
Diversified Consumer Services (continued)
Strategic Education, Inc.	558	$ 77,986
		$ 1,197,267
Diversified Financial Services — 0.3%
Equitable Holdings, Inc.	42,122	$ 608,663
Jefferies Financial Group, Inc.	24,156	330,212
Voya Financial, Inc.	13,316	539,964
		$ 1,478,839
Diversified Telecommunication Services — 5.4%
AT&T, Inc.	392,486	$ 11,440,967
CenturyLink, Inc.	83,525	790,146
GCI Liberty, Inc., Class A(2)	8,035	457,754
Iridium Communications, Inc.(2)	1,586	35,415
Verizon Communications, Inc.	228,168	12,259,467
		$ 24,983,749
Electric Utilities — 2.0%
Alliant Energy Corp.	27,359	$ 1,321,166
Avangrid, Inc.	8,568	375,107
Eversource Energy	25,583	2,000,846
NextEra Energy, Inc.	10,510	2,528,916
Portland General Electric Co.	13,590	651,505
Xcel Energy, Inc.	38,189	2,302,797
		$ 9,180,337
Electrical Equipment — 1.5%
Acuity Brands, Inc.	2,152	$ 184,340
AMETEK, Inc.	3,198	230,320
Eaton Corp. PLC	30,238	2,349,190
Emerson Electric Co.	41,577	1,981,144
GrafTech International, Ltd.	6,904	56,060
Hubbell, Inc.	5,197	596,304
nVent Electric PLC	18,088	305,145
Regal Beloit Corp.	5,409	340,497
Rockwell Automation, Inc.	7,816	1,179,513
		$ 7,222,513
Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics, Inc.(2)	6,146	$ 318,793
Avnet, Inc.	6,910	173,441
CDW Corp.	2,323	216,666
Corning, Inc.	32,214	661,676
Dolby Laboratories, Inc., Class A	2,623	142,193
FLIR Systems, Inc.	4,049	129,123
Jabil, Inc.	11,140	273,821

8
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
National Instruments Corp.	4,337	$ 143,468
SYNNEX Corp.	3,224	235,674
Tech Data Corp.(2)	2,718	355,650
Zebra Technologies Corp., Class A(2)	365	67,014
		$ 2,717,519
Energy Equipment & Services — 0.2%
Baker Hughes Co.	36,850	$ 386,925
National Oilwell Varco, Inc.	59,047	580,432
		$ 967,357
Entertainment — 1.5%
Activision Blizzard, Inc.	14,655	$ 871,680
Cinemark Holdings, Inc.	6,670	67,967
Lions Gate Entertainment Corp., Class A(2)	10,080	61,286
Madison Square Garden Co. (The), Class A(2)	168	35,517
Walt Disney Co. (The)	63,722	6,155,545
		$ 7,191,995
Food & Staples Retailing — 3.5%
BJ's Wholesale Club Holdings, Inc.(2)	10,421	$ 265,423
Casey's General Stores, Inc.	3,879	513,929
Costco Wholesale Corp.	13,615	3,882,045
Kroger Co. (The)	69,352	2,088,882
Performance Food Group Co.(2)	12,990	321,113
Sysco Corp.	28,641	1,306,889
US Foods Holding Corp.(2)	24,109	426,970
Walmart, Inc.	65,924	7,490,285
		$ 16,295,536
Food Products — 3.2%
Bunge, Ltd.	15,415	$ 632,477
Campbell Soup Co.	9,663	446,044
Conagra Brands, Inc.	53,397	1,566,668
Flowers Foods, Inc.	17,962	368,580
General Mills, Inc.	43,404	2,290,429
Hershey Co. (The)	272	36,040
Hormel Foods Corp.(3)	15,240	710,794
Ingredion, Inc.	7,258	547,979
J&J Snack Foods Corp.	229	27,709
JM Smucker Co. (The)	8,818	978,798
Kellogg Co.	25,250	1,514,748
Kraft Heinz Co. (The)	65,681	1,624,948
Lancaster Colony Corp.	302	43,681
McCormick & Co., Inc.	1,612	227,631
Mondelez International, Inc., Class A	65,356	3,273,028
Security	Shares	Value
Food Products (continued)
Post Holdings, Inc.(2)	3,253	$ 269,901
TreeHouse Foods, Inc.(2)	4,784	211,214
		$ 14,770,669
Gas Utilities — 0.5%
New Jersey Resources Corp.	6,262	$ 212,720
ONE Gas, Inc.	5,981	500,131
Southwest Gas Holdings, Inc.	8,148	566,775
Spire, Inc.	7,593	565,527
UGI Corp.	23,376	623,438
		$ 2,468,591
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	6,439	$ 508,101
Baxter International, Inc.	18,122	1,471,325
Danaher Corp.	15,519	2,147,985
DENTSPLY SIRONA, Inc.	11,329	439,905
Novocure, Ltd.(2)	8,070	543,434
STERIS PLC	1,716	240,188
Tandem Diabetes Care, Inc.(2)	6,939	446,525
Varian Medical Systems, Inc.(2)	2,116	217,229
		$ 6,014,692
Health Care Providers & Services — 4.0%
Anthem, Inc.	14,251	$ 3,235,547
Centene Corp.(2)	39,677	2,357,210
Covetrus, Inc.(2)(3)	8,057	65,584
CVS Health Corp.	81,131	4,813,502
Encompass Health Corp.	7,221	462,361
Ensign Group, Inc. (The)	653	24,559
Guardant Health, Inc.(2)	4,543	316,193
HCA Healthcare, Inc.	15,354	1,379,557
Henry Schein, Inc.(2)	11,690	590,579
Humana, Inc.	8,187	2,570,882
Laboratory Corp. of America Holdings(2)	6,680	844,285
LHC Group, Inc.(2)	328	45,985
Molina Healthcare, Inc.(2)	7,025	981,463
Quest Diagnostics, Inc.	13,353	1,072,246
		$ 18,759,953
Health Care Technology — 0.3%
Teladoc Health, Inc.(2)	8,776	$ 1,360,368
		$ 1,360,368
Hotels, Restaurants & Leisure — 0.7%
Aramark	27,072	$ 540,628

9
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.	1,697	$ 141,224
Darden Restaurants, Inc.	5,659	308,189
Extended Stay America, Inc.	10,208	74,621
Hilton Worldwide Holdings, Inc.	5,126	349,798
Hyatt Hotels Corp., Class A	1,298	62,174
Marriott International, Inc., Class A	7,385	552,472
Royal Caribbean Cruises, Ltd.	12,708	408,816
Six Flags Entertainment Corp.	5,129	64,318
Texas Roadhouse, Inc.	2,372	97,964
Vail Resorts, Inc.	943	139,291
Wendy's Co. (The)	18,825	280,116
Wyndham Destinations, Inc.	6,419	139,292
		$ 3,158,903
Household Durables — 0.3%
Helen of Troy, Ltd.(2)	272	$ 39,176
Leggett & Platt, Inc.	10,402	277,525
Mohawk Industries, Inc.(2)	4,621	352,305
Newell Brands, Inc.	29,032	385,545
Tempur Sealy International, Inc.(2)	510	22,292
Whirlpool Corp.	3,541	303,818
		$ 1,380,661
Household Products — 2.3%
Church & Dwight Co., Inc.	490	$ 31,448
Clorox Co. (The)	1,920	332,640
Colgate-Palmolive Co.	4,010	266,104
Kimberly-Clark Corp.	10,204	1,304,785
Procter & Gamble Co. (The)	81,032	8,913,520
		$ 10,848,497
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	82,295	$ 1,119,212
Ormat Technologies, Inc.	1,292	87,417
TerraForm Power, Inc., Class A	34,241	539,980
		$ 1,746,609
Industrial Conglomerates — 0.8%
3M Co.	22,278	$ 3,041,170
Carlisle Cos., Inc.	3,868	484,583
		$ 3,525,753
Insurance — 6.1%
Aflac, Inc.	53,821	$ 1,842,831
Alleghany Corp.	924	510,371
Allstate Corp. (The)	24,025	2,203,813
Security	Shares	Value
Insurance (continued)
American Financial Group, Inc.	7,377	$ 516,980
American International Group, Inc.	64,685	1,568,611
American National Insurance Co.	714	58,819
Arch Capital Group, Ltd.(2)	34,396	978,910
Arthur J. Gallagher & Co.	10,460	852,595
Assurant, Inc.	5,680	591,231
Assured Guaranty, Ltd.	8,042	207,403
Athene Holding, Ltd., Class A(2)	11,900	295,358
Brown & Brown, Inc.	7,227	261,762
Cincinnati Financial Corp.	14,675	1,107,229
Enstar Group, Ltd.(2)	1,554	247,164
Erie Indemnity Co., Class A	602	89,241
Everest Re Group, Ltd.	607	116,799
Fidelity National Financial, Inc.	24,576	611,451
First American Financial Corp.	10,629	450,776
Globe Life, Inc.	9,987	718,764
Hanover Insurance Group, Inc. (The)	3,848	348,552
Hartford Financial Services Group, Inc. (The)	34,945	1,231,462
Kemper Corp.	4,655	346,192
Lincoln National Corp.	19,156	504,186
Marsh & McLennan Cos., Inc.	8,684	750,819
Mercury General Corp.	2,627	106,971
MetLife, Inc.	59,637	1,823,103
Old Republic International Corp.	27,912	425,658
Primerica, Inc.	2,530	223,854
Principal Financial Group, Inc.	25,932	812,709
Progressive Corp. (The)	30,993	2,288,523
Prudential Financial, Inc.	31,423	1,638,395
Reinsurance Group of America, Inc.	5,934	499,287
RenaissanceRe Holdings, Ltd.	3,017	450,498
RLI Corp.	2,221	195,293
Selective Insurance Group, Inc.	5,205	258,689
Travelers Cos., Inc. (The)	19,926	1,979,648
Unum Group	20,369	305,739
White Mountains Insurance Group, Ltd.	314	285,740
Willis Towers Watson PLC	4,850	823,773
		$ 28,529,199
Interactive Media & Services — 0.1%
Twitter, Inc.(2)	13,738	$ 337,405
		$ 337,405
Internet & Direct Marketing Retail — 0.2%
eBay, Inc.	18,068	$ 543,124
Qurate Retail, Inc., Class A(2)	27,012	164,908

10
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Wayfair, Inc., Class A(2)(3)	447	$ 23,888
		$ 731,920
IT Services — 1.9%
Alliance Data Systems Corp.	3,802	$ 127,937
Amdocs, Ltd.	5,250	288,592
Automatic Data Processing, Inc.	5,121	699,938
Booz Allen Hamilton Holding Corp., Class A	2,883	197,889
Cognizant Technology Solutions Corp., Class A	12,517	581,665
DXC Technology Co.	20,541	268,060
Genpact, Ltd.	971	28,353
GoDaddy, Inc., Class A(2)	1,189	67,904
International Business Machines Corp.	52,134	5,783,225
LiveRamp Holdings, Inc.(2)	5,430	178,756
MAXIMUS, Inc.	431	25,084
Paychex, Inc.	4,493	282,700
Sabre Corp.	14,226	84,360
Science Applications International Corp.	3,420	255,235
		$ 8,869,698
Leisure Products — 0.1%
Brunswick Corp.	3,641	$ 128,782
Hasbro, Inc.	5,029	359,825
Mattel, Inc.(2)	14,383	126,714
		$ 615,321
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	17,330	$ 1,241,175
Bio-Rad Laboratories, Inc., Class A(2)	1,539	539,512
PerkinElmer, Inc.	390	29,359
		$ 1,810,046
Machinery — 4.6%
AGCO Corp.	8,228	$ 388,773
Allison Transmission Holdings, Inc.	4,286	139,766
Caterpillar, Inc.	28,813	3,343,461
CNH Industrial NV	126,345	708,795
Colfax Corp.(2)	5,630	111,474
Crane Co.	6,177	303,785
Cummins, Inc.	13,096	1,772,151
Deere & Co.	18,863	2,606,112
Donaldson Co., Inc.	6,344	245,069
Dover Corp.	9,107	764,442
Flowserve Corp.	11,450	273,540
Fortive Corp.	24,855	1,371,747
Gates Industrial Corp. PLC(2)	3,618	26,701
Security	Shares	Value
Machinery (continued)
IDEX Corp.	783	$ 108,140
Illinois Tool Works, Inc.	9,515	1,352,272
Ingersoll Rand, Inc.(2)	1,499	37,175
ITT, Inc.	8,598	390,005
Lincoln Electric Holdings, Inc.	2,160	149,040
Navistar International Corp.(2)	9,250	152,533
Nordson Corp.	725	97,926
Oshkosh Corp.	8,896	572,280
PACCAR, Inc.	29,803	1,821,857
Parker-Hannifin Corp.	9,716	1,260,457
Pentair PLC	22,174	659,898
Snap-on, Inc.	3,168	344,742
Stanley Black & Decker, Inc.	5,921	592,100
Timken Co. (The)	8,890	287,503
WABCO Holdings, Inc.(2)	284	38,354
Watts Water Technologies, Inc., Class A	2,056	174,040
Westinghouse Air Brake Technologies Corp.	16,238	781,535
Woodward, Inc.	788	46,839
Xylem, Inc.	4,972	323,826
		$ 21,246,338
Media — 2.1%
AMC Networks, Inc., Class A(2)	3,822	$ 92,913
Comcast Corp., Class A	192,425	6,615,571
Discovery, Inc., Class A(2)	9,686	188,296
DISH Network Corp., Class A(2)	19,100	381,809
Interpublic Group of Cos., Inc. (The)	33,022	534,626
Liberty Latin America, Ltd., Class C(2)	6,176	63,366
New York Times Co. (The), Class A	2,446	75,117
Nexstar Media Group, Inc., Class A	2,167	125,101
Omnicom Group, Inc.	17,979	987,047
Sinclair Broadcast Group, Inc., Class A	2,191	35,231
TEGNA, Inc.	18,659	202,637
ViacomCBS, Inc., Class B	49,840	698,258
		$ 9,999,972
Metals & Mining — 0.6%
Nucor Corp.	35,867	$ 1,291,929
Reliance Steel & Aluminum Co.	9,745	853,565
Steel Dynamics, Inc.	31,456	709,018
		$ 2,854,512
Multiline Retail — 0.9%
Dollar General Corp.	3,575	$ 539,861
Kohl's Corp.	12,630	184,272
Macy's, Inc.(3)	21,293	104,548

11
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Multiline Retail (continued)
Nordstrom, Inc.(3)	8,597	$ 131,878
Target Corp.	33,824	3,144,617
		$ 4,105,176
Multi-Utilities — 1.6%
Ameren Corp.	22,513	$ 1,639,622
CenterPoint Energy, Inc.	18,510	285,979
CMS Energy Corp.	24,885	1,461,994
Consolidated Edison, Inc.	27,546	2,148,588
Sempra Energy	15,804	1,785,694
		$ 7,321,877
Personal Products — 0.0%(1)
Coty, Inc., Class A	6,159	$ 31,780
		$ 31,780
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	56,642	$ 3,157,225
Catalent, Inc.(2)	1,873	97,302
Elanco Animal Health, Inc.(2)	29,197	653,721
Jazz Pharmaceuticals PLC(2)	277	27,628
Merck & Co., Inc.	55,321	4,256,398
Perrigo Co. PLC	4,673	224,724
Pfizer, Inc.	187,331	6,114,484
		$ 14,531,482
Professional Services — 0.2%
CoreLogic, Inc.	1,164	$ 35,549
FTI Consulting, Inc.(2)	1,781	213,310
ManpowerGroup, Inc.	4,981	263,943
Nielsen Holdings PLC	7,144	89,586
Robert Half International, Inc.	3,504	132,276
		$ 734,664
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A(2)	21,108	$ 795,983
Jones Lang LaSalle, Inc.	7,949	802,690
		$ 1,598,673
Road & Rail — 1.0%
AMERCO	626	$ 181,884
J.B. Hunt Transport Services, Inc.	2,220	204,751
Kansas City Southern	4,396	559,083
Knight-Swift Transportation Holdings, Inc.	11,722	384,482
Landstar System, Inc.	355	34,030
Norfolk Southern Corp.	10,102	1,474,892
Security	Shares	Value
Road & Rail (continued)
Schneider National, Inc., Class B	4,691	$ 90,724
Union Pacific Corp.	13,082	1,845,085
		$ 4,774,931
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices, Inc.	5,478	$ 491,103
Applied Materials, Inc.	1,715	78,581
Cree, Inc.(2)	6,352	225,242
Cypress Semiconductor Corp.	23,844	556,042
First Solar, Inc.(2)	5,690	205,181
Intel Corp.	195,438	10,577,105
KLA Corp.	4,689	673,997
Lam Research Corp.	537	128,880
Marvell Technology Group, Ltd.	23,592	533,887
Maxim Integrated Products, Inc.	9,178	446,143
Micron Technology, Inc.(2)	35,599	1,497,294
ON Semiconductor Corp.(2)	11,934	148,459
Skyworks Solutions, Inc.	7,164	640,318
Teradyne, Inc.	1,735	93,985
		$ 16,296,217
Software — 1.6%
Anaplan, Inc.(2)	7,044	$ 213,151
Autodesk, Inc.(2)	4,146	647,191
Avalara, Inc.(2)	5,752	429,099
Ceridian HCM Holding, Inc.(2)	709	35,500
Cornerstone OnDemand, Inc.(2)	647	20,542
DocuSign, Inc.(2)	12,407	1,146,407
Dropbox, Inc., Class A(2)	17,961	325,094
Elastic NV(2)	2,215	123,619
FireEye, Inc.(2)	5,094	53,895
Nuance Communications, Inc.(2)	12,185	204,464
Oracle Corp.	68,302	3,301,036
Pluralsight, Inc., Class A(2)(3)	5,488	60,258
Q2 Holdings, Inc.(2)(3)	479	28,290
Smartsheet, Inc., Class A(2)	8,440	350,344
Zendesk, Inc.(2)	404	25,860
Zscaler, Inc.(2)(3)	5,582	339,721
		$ 7,304,471
Specialty Retail — 0.9%
Aaron's, Inc.	2,914	$ 66,381
Advance Auto Parts, Inc.	3,025	282,293
American Eagle Outfitters, Inc.	10,694	85,017
AutoNation, Inc.(2)	4,548	127,617
Best Buy Co., Inc.	17,628	1,004,796

12
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail (continued)
CarMax, Inc.(2)	9,509	$ 511,869
Dick's Sporting Goods, Inc.	4,173	88,718
Foot Locker, Inc.	7,334	161,715
Gap, Inc. (The)	18,352	129,198
L Brands, Inc.(3)	16,153	186,729
Lowe's Cos., Inc.	6,562	564,660
Penske Automotive Group, Inc.	1,996	55,888
Tiffany & Co.	5,844	756,798
Williams-Sonoma, Inc.	5,030	213,876
		$ 4,235,555
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	45,775	$ 11,640,125
Dell Technologies, Class C(2)	7,033	278,155
HP, Inc.	111,122	1,929,078
NetApp, Inc.	10,560	440,246
Pure Storage, Inc., Class A(2)	4,149	51,033
Seagate Technology PLC	20,652	1,007,818
Xerox Holdings Corp.	16,133	305,559
		$ 15,652,014
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings, Ltd.(2)	11,558	$ 124,711
Carter's, Inc.	1,955	128,502
Columbia Sportswear Co.	773	53,932
Hanesbrands, Inc.(3)	25,438	200,197
NIKE, Inc., Class B	4,591	379,859
PVH Corp.	5,890	221,699
Ralph Lauren Corp., Class A	3,206	214,257
Skechers U.S.A., Inc., Class A(2)	5,724	135,888
Tapestry, Inc.	21,386	276,949
VF Corp.	8,960	484,557
		$ 2,220,551
Thrifts & Mortgage Finance — 0.2%
Essent Group, Ltd.	1,063	$ 28,000
MGIC Investment Corp.	34,312	217,881
New York Community Bancorp, Inc.	43,988	413,047
Radian Group, Inc.	19,518	252,758
TFS Financial Corp.	3,631	55,445
		$ 967,131
Trading Companies & Distributors — 0.5%
Air Lease Corp.	14,489	$ 320,787
HD Supply Holdings, Inc.(2)	12,212	347,187
MSC Industrial Direct Co., Inc., Class A	4,583	251,928
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.(2)	8,576	$ 882,470
W.W. Grainger, Inc.	1,294	321,559
		$ 2,123,931
Transportation Infrastructure — 0.0%(1)
Macquarie Infrastructure Corp.	5,854	$ 147,814
		$ 147,814
Water Utilities — 0.4%
American Water Works Co., Inc.	11,156	$ 1,333,811
Essential Utilities, Inc.	13,274	540,252
		$ 1,874,063
Wireless Telecommunication Services — 0.3%
Sprint Corp.(2)	21,063	$ 181,563
Telephone & Data Systems, Inc.	7,087	118,778
T-Mobile US, Inc.(2)	12,344	1,035,662
United States Cellular Corp.(2)	759	22,231
		$ 1,358,234
Total Common Stocks (identified cost $543,901,314)		$ 461,953,620

Short-Term Investments — 0.0%(1)

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(4)	135,385	$ 135,385
Total Short-Term Investments (identified cost $135,385)		$ 135,385
Total Investments — 99.3% (identified cost $544,036,699)		$ 462,089,005
Other Assets, Less Liabilities — 0.7%		$ 3,187,536
Net Assets — 100.0%		$ 465,276,541

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Amount is less than 0.05%.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $2,333,250.
(4)	Represents investment of cash collateral received in connection with securities lending.

13
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $544,036,699) - including $2,333,250 of securities on loan	$ 462,089,005
Cash	1,622,477
Receivable for capital shares sold	4,361,666
Dividends receivable	725,383
Securities lending income receivable	580
Receivable from affiliate	77,063
Directors' deferred compensation plan	164,667
Total assets	$469,040,841
Liabilities
Payable for investments purchased	$ 2,600,517
Payable for capital shares redeemed	569,808
Deposits for securities loaned	135,385
Payable to affiliates:
Investment advisory fee	46,626
Administrative fee	46,626
Distribution and service fees	9,804
Sub-transfer agency fee	1,385
Directors' deferred compensation plan	164,667
Accrued expenses	189,482
Total liabilities	$ 3,764,300
Net Assets	$465,276,541
Sources of Net Assets
Paid-in capital	$ 551,362,319
Accumulated loss	(86,085,778)
Total	$465,276,541
Class A Shares
Net Assets	$ 44,724,978
Shares Outstanding	2,433,762
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.38
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 19.30
Class I Shares
Net Assets	$ 420,551,563
Shares Outstanding	22,757,769
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 18.48

On sales of $50,000 or more, the offering price of Class A shares is reduced.
14
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $649)	$ 6,246,236
Interest income	6,512
Securities lending income, net	8,159
Total investment income	$ 6,260,907
Expenses
Investment advisory fee	$ 293,570
Administrative fee	293,570
Distribution and service fees:
Class A	67,923
Directors' fees and expenses	13,418
Custodian fees	4,788
Transfer agency fees and expenses	189,269
Accounting fees	65,437
Professional fees	26,187
Registration fees	30,291
Reports to shareholders	18,376
Miscellaneous	19,076
Total expenses	$ 1,021,905
Waiver and/or reimbursement of expenses by affiliate	$ (359,837)
Reimbursement of expenses - other	(7,006)
Net expenses	$ 655,062
Net investment income	$ 5,605,845
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (2,175,593)
Net realized loss	$ (2,175,593)
Change in unrealized appreciation (depreciation):
Investment securities	$ (111,555,664)
Net change in unrealized appreciation (depreciation)	$(111,555,664)
Net realized and unrealized loss	$(113,731,257)
Net decrease in net assets from operations	$(108,125,412)
15
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,605,845	$ 7,374,093
Net realized gain (loss)	(2,175,593)	328,259
Net change in unrealized appreciation (depreciation)	(111,555,664)	7,984,314
Net increase (decrease) in net assets from operations	$(108,125,412)	$ 15,686,666
Distributions to shareholders:
Class A	$ (1,099,890)	$ (1,701,251)
Class I	(9,535,771)	(10,772,221)
Total distributions to shareholders	$ (10,635,661)	$ (12,473,472)
Capital share transactions:
Class A	$ 3,952,677	$ 8,682,178
Class I	158,204,000	111,130,215
Net increase in net assets from capital share transactions	$ 162,156,677	$119,812,393
Net increase in net assets	$ 43,395,604	$123,025,587
Net Assets
At beginning of period	$ 421,880,937	$ 298,855,350
At end of period	$ 465,276,541	$421,880,937
16
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2015(1)
		2019	2018	2017	2016
Net asset value — Beginning of period	$ 23.38	$ 23.60	$ 23.02	$ 20.10	$ 17.85	$ 20.00
Income (Loss) From Operations
Net investment income(2)	$ 0.24	$ 0.43	$ 0.41	$ 0.46	$ 0.38	$ 0.09
Net realized and unrealized gain (loss)	(4.75)	0.25	1.68	2.87	1.98	(2.24)
Total income (loss) from operations	$ (4.51)	$ 0.68	$ 2.09	$ 3.33	$ 2.36	$ (2.15)
Less Distributions
From net investment income	$ (0.34)	$ (0.34)	$ (0.35)	$ (0.35)	$ (0.11)	$ —
From net realized gain	(0.15)	(0.56)	(1.16)	(0.06)	— (3)	—
Total distributions	$ (0.49)	$ (0.90)	$ (1.51)	$ (0.41)	$ (0.11)	$ —
Net asset value — End of period	$ 18.38	$ 23.38	$ 23.60	$ 23.02	$ 20.10	$ 17.85
Total Return(4)	(19.81)% (5)	3.18%	9.30%	16.72%	13.24%	(10.75)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$44,725	$52,888	$44,047	$33,233	$22,309	$ 3,547
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.64% (7)	0.68%	0.71%	0.84%	0.85%	7.30% (7)
Net expenses	0.49% (7)	0.51%	0.57%	0.57%	0.57%	0.57% (7)
Net investment income	2.06% (7)	1.95%	1.80%	2.09%	2.04%	1.79% (7)
Portfolio Turnover	4% (5)	39%	67%	73%	53%	3% (5)

(1)	From June 19, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
17
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,				Period Ended September 30, 2015(1)
		2019	2018	2017	2016
Net asset value — Beginning of period	$ 23.53	$ 23.74	$ 23.12	$ 20.18	$ 17.87	$ 20.00
Income (Loss) From Operations
Net investment income(2)	$ 0.27	$ 0.50	$ 0.50	$ 0.53	$ 0.45	$ 0.11
Net realized and unrealized gain (loss)	(4.78)	0.25	1.67	2.89	1.97	(2.24)
Total income (loss) from operations	$ (4.51)	$ 0.75	$ 2.17	$ 3.42	$ 2.42	$ (2.13)
Less Distributions
From net investment income	$ (0.39)	$ (0.40)	$ (0.39)	$ (0.42)	$ (0.11)	$ —
From net realized gain	(0.15)	(0.56)	(1.16)	(0.06)	— (3)	—
Total distributions	$ (0.54)	$ (0.96)	$ (1.55)	$ (0.48)	$ (0.11)	$ —
Net asset value — End of period	$ 18.48	$ 23.53	$ 23.74	$ 23.12	$ 20.18	$ 17.87
Total Return(4)	(19.71)% (5)	3.46%	9.67%	17.15%	13.60%	(10.65)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$420,552	$368,993	$254,809	$85,240	$67,315	$ 2,144
Ratios (as a percentage of average daily net assets):(6)
Total expenses	0.39% (7)	0.43%	0.47%	0.46%	0.47%	6.88% (7)
Net expenses	0.24% (7)	0.23%	0.22%	0.22%	0.22%	0.22% (7)
Net investment income	2.32% (7)	2.22%	2.15%	2.43%	2.38%	2.09% (7)
Portfolio Turnover	4% (5)	39%	67%	73%	53%	3% (5)

(1)	From June 19, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
18
See Notes to Financial Statements.

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Value Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Value Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
19

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 461,953,620(1)	$ —	$ —	$ 461,953,620
Short-Term Investments	135,385	—	—	135,385
Total Investments	$462,089,005	$ —	$ —	$462,089,005

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.12% of the Fund’s average daily net assets. For the six months ended March 31, 2020, the investment advisory fee amounted to $293,570.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49% and 0.24% for Class A and Class I, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $359,837.
20

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $293,570.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $67,923 for Class A shares.
The Fund was informed that EVD received $12,583 as its portion of the sales charge on sales of Class A shares and less than $100 of contingent deferred sales charges paid by Fund shareholders for the six months ended March 31, 2020.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $7,167 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $7,006, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $177,121,476 and $21,194,408, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$549,129,115
Gross unrealized appreciation	$ 11,434,587
Gross unrealized depreciation	(98,474,697)
Net unrealized depreciation	$ (87,040,110)
21

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan was $2,333,250 and the total value of collateral received was $2,393,449, comprised of cash of $135,385 and U.S. government and/or agencies securities of $2,258,064.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$135,385	$ —	$ —	$ —	$135,385
The carrying amount of the liability for deposits for securities loaned at March 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020.
6  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
The Fund had no borrowings pursuant to its lines of credit during the six months ended March 31, 2020.
7  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
22

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	497,519	$ 11,427,689	796,134	$ 17,569,473
Reinvestment of distributions	37,527	904,779	66,830	1,457,552
Shares redeemed	(363,401)	(8,379,791)	(467,328)	(10,344,847)
Net increase	171,645	$ 3,952,677	395,636	$ 8,682,178
Class I
Shares sold	8,104,771	$ 179,804,367	6,880,840	$ 152,786,529
Reinvestment of distributions	283,192	6,858,915	342,232	7,498,299
Shares redeemed	(1,309,508)	(28,459,282)	(2,276,786)	(49,154,613)
Net increase	7,078,455	$158,204,000	4,946,286	$111,130,215
8  Risks and Uncertainties
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
23

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•     A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•     A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•      A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•     Data regarding investment performance in comparison to benchmark indices;
•      For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•     Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•     Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•      Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•      Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•     Reports detailing the financial results and condition of CRM;
•      Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•     Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•      A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
24

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•      Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•     The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Value Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2019, as applicable. This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and three-year periods ended September 30, 2019, while it had underperformed the index it is designed to track for the one-year period ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
25

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
26

Calvert
US Large-Cap Value Responsible Index Fund
March 31, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
27

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
28

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24192     3.31.20

Calvert
US Mid-Cap Core Responsible Index Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
US Mid-Cap Core Responsible Index Fund

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Performance

Portfolio Manager Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/30/2015	10/30/2015	(18.86)%	(15.75)%	—%	3.66%
Class A with 4.75% Maximum Sales Charge	—	—	(22.72)	(19.76)	—	2.52
Class I at NAV	10/30/2015	10/30/2015	(18.76)	(15.54)	—	3.98
··
Russell Midcap® Index	—	—	(21.92)%	(18.31)%	1.85%	2.99%
Calvert US Mid-Cap Core Responsible Index	—	—	(19.02)	(15.75)	—	4.24

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	0.91%	0.65%
Net	0.50	0.25
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Centene Corp.	0.8%
Lam Research Corp.	0.7
Eversource Energy	0.6
DexCom, Inc.	0.5
Kroger Co. (The)	0.5
MSCI, Inc.	0.5
IHS Markit, Ltd.	0.5
KLA Corp.	0.5
Verisk Analytics, Inc.	0.5
Agilent Technologies, Inc.	0.5
Total	5.6%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Calvert US Mid-Cap Core Responsible Index (the “Calvert Index”) is composed of common stocks of mid-sized companies that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investment. Mid-size companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts, business development companies and approximately the 200 largest publicly traded U.S. companies. The Calvert Principles of Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 811.40	$2.22 **	0.49%
Class I	$1,000.00	$ 812.40	$1.09 **	0.24%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.55	$2.48 **	0.49%
Class I	$1,000.00	$1,023.80	$1.21 **	0.24%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 0.4%
Axon Enterprise, Inc.(1)	978	$ 69,213
HEICO Corp.	652	48,646
Hexcel Corp.	1,370	50,950
Mercury Systems, Inc.(1)	799	57,000
Moog, Inc., Class A	439	22,183
		$ 247,992
Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	1,891	$ 125,184
Expeditors International of Washington, Inc.	2,427	161,930
		$ 287,114
Airlines — 0.9%
Alaska Air Group, Inc.	1,665	$ 47,403
American Airlines Group, Inc.	6,141	74,859
JetBlue Airways Corp.(1)	3,994	35,746
SkyWest, Inc.	659	17,259
Southwest Airlines Co.	6,981	248,594
Spirit Airlines, Inc.(1)	927	11,949
United Airlines Holdings, Inc.(1)	3,577	112,854
		$ 548,664
Auto Components — 0.8%
Aptiv PLC	3,611	$ 177,806
Autoliv, Inc.	1,265	58,203
BorgWarner, Inc.	2,780	67,749
Gentex Corp.	3,534	78,313
Lear Corp.	885	71,906
		$ 453,977
Automobiles — 0.1%
Harley-Davidson, Inc.(2)	2,191	$ 41,476
Thor Industries, Inc.	717	30,243
		$ 71,719
Banks — 4.2%
Associated Banc-Corp.	2,237	$ 28,611
BancorpSouth Bank	1,314	24,861
Bank of Hawaii Corp.	491	27,123
Bank OZK	1,489	24,866
BankUnited, Inc.	1,277	23,880
BOK Financial Corp.	379	16,130
CenterState Bank Corp.	1,700	29,291
CIT Group, Inc.	1,458	25,165
Security	Shares	Value
Banks (continued)
Citizens Financial Group, Inc.	5,818	$ 109,437
Comerica, Inc.	1,827	53,604
Commerce Bancshares, Inc.	1,430	72,001
Community Bank System, Inc.	731	42,983
Cullen/Frost Bankers, Inc.	785	43,795
CVB Financial Corp.	1,866	37,413
East West Bancorp, Inc.	1,902	48,957
F.N.B. Corp.	4,131	30,445
Fifth Third Bancorp	9,536	141,610
First Citizens BancShares, Inc., Class A	77	25,631
First Financial Bankshares, Inc.	1,831	49,144
First Hawaiian, Inc.	1,824	30,151
First Horizon National Corp.	3,862	31,128
First Republic Bank	2,248	184,965
Glacier Bancorp, Inc.	1,313	44,649
Hancock Whitney Corp.	1,249	24,380
Home BancShares, Inc.	2,114	25,347
Huntington Bancshares, Inc.	13,584	111,525
IBERIABANK Corp.	762	27,554
Investors Bancorp, Inc.	3,366	26,894
KeyCorp	12,655	131,232
M&T Bank Corp.	1,739	179,865
Old National Bancorp	2,059	27,158
PacWest Bancorp	1,424	25,518
People's United Financial, Inc.	5,532	61,129
Pinnacle Financial Partners, Inc.	929	34,875
Popular, Inc.	1,187	41,545
Prosperity Bancshares, Inc.	1,212	58,479
Regions Financial Corp.	12,637	113,354
Signature Bank	755	60,694
Sterling Bancorp	2,540	26,543
SVB Financial Group(1)	677	102,281
Synovus Financial Corp.	1,864	32,732
Texas Capital Bancshares, Inc.(1)	619	13,723
UMB Financial Corp.	523	24,257
Umpqua Holdings Corp.	3,100	33,790
United Bankshares, Inc.	1,212	27,973
Valley National Bancorp	5,302	38,758
Webster Financial Corp.	1,111	25,442
Western Alliance Bancorp	1,356	41,507
Wintrust Financial Corp.	694	22,805
Zions Bancorp NA	2,259	60,451
		$ 2,545,651

6
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Beverages — 0.0%(3)
Coca-Cola Consolidated, Inc.	74	$ 15,431
		$ 15,431
Biotechnology — 3.3%
ACADIA Pharmaceuticals, Inc.(1)(2)	1,658	$ 70,050
Alexion Pharmaceuticals, Inc.(1)	3,063	275,027
Alkermes PLC(1)	2,031	29,287
Allogene Therapeutics, Inc.(1)(2)	819	15,921
Alnylam Pharmaceuticals, Inc.(1)(2)	1,575	171,439
Amicus Therapeutics, Inc.(1)	3,686	34,059
BioMarin Pharmaceutical, Inc.(1)	2,537	214,376
Bluebird Bio, Inc.(1)	748	34,378
Blueprint Medicines Corp.(1)	724	42,339
Exact Sciences Corp.(1)(2)	2,127	123,366
Exelixis, Inc.(1)	4,363	75,131
FibroGen, Inc.(1)	1,229	42,708
Global Blood Therapeutics, Inc.(1)	908	46,390
Incyte Corp.(1)	2,557	187,249
Ionis Pharmaceuticals, Inc.(1)	1,935	91,487
Neurocrine Biosciences, Inc.(1)	1,340	115,977
Sage Therapeutics, Inc.(1)	662	19,013
Sarepta Therapeutics, Inc.(1)	1,075	105,156
Seattle Genetics, Inc.(1)	1,653	190,723
Ultragenyx Pharmaceutical, Inc.(1)	728	32,345
United Therapeutics Corp.(1)	585	55,473
		$ 1,971,894
Building Products — 0.9%
Allegion PLC	1,532	$ 140,975
Armstrong World Industries, Inc.	638	50,670
Fortune Brands Home & Security, Inc.	1,872	80,964
Masco Corp.	3,740	129,292
Owens Corning	2,234	86,701
Trex Co., Inc.(1)	794	63,631
		$ 552,233
Capital Markets — 4.6%
Affiliated Managers Group, Inc.	656	$ 38,796
Ameriprise Financial, Inc.	1,661	170,219
Ares Management Corp., Class A	1,131	34,982
Cboe Global Markets, Inc.	1,480	132,090
E*Trade Financial Corp.	2,875	98,670
Evercore, Inc., Class A	469	21,602
FactSet Research Systems, Inc.	561	146,241
Franklin Resources, Inc.	3,613	60,301
Houlihan Lokey, Inc., Class A	520	27,102
Security	Shares	Value
Capital Markets (continued)
Interactive Brokers Group, Inc., Class A	894	$ 38,594
Invesco, Ltd.	4,823	43,793
KKR & Co., Inc., Class A	7,131	167,364
Lazard, Ltd., Class A	1,229	28,955
Legg Mason, Inc.	1,155	56,422
LPL Financial Holdings, Inc.	1,077	58,621
MarketAxess Holdings, Inc.	496	164,955
Morningstar, Inc.	299	34,759
MSCI, Inc.	1,109	320,457
Nasdaq, Inc.	1,564	148,502
Northern Trust Corp.	2,726	205,704
Raymond James Financial, Inc.	1,627	102,826
SEI Investments Co.	1,650	76,461
State Street Corp.	4,689	249,783
Stifel Financial Corp.	967	39,918
T. Rowe Price Group, Inc.	3,029	295,782
Virtu Financial, Inc., Class A	1,107	23,048
		$ 2,785,947
Chemicals — 1.8%
Ashland Global Holdings, Inc.	1,034	$ 51,772
Axalta Coating Systems, Ltd.(1)	3,278	56,611
Celanese Corp.	1,953	143,331
Eastman Chemical Co.	2,202	102,569
FMC Corp.	2,080	169,915
Ingevity Corp.(1)	589	20,733
International Flavors & Fragrances, Inc.	1,695	173,026
Mosaic Co. (The)	5,301	57,357
PPG Industries, Inc.	3,174	265,346
Sensient Technologies Corp.	734	31,936
WR Grace & Co.	870	30,972
		$ 1,103,568
Commercial Services & Supplies — 1.1%
ADT, Inc.	2,346	$ 10,135
Cintas Corp.	1,155	200,069
Copart, Inc.(1)	2,685	183,976
IAA, Inc.(1)	2,043	61,208
KAR Auction Services, Inc.	1,828	21,936
MSA Safety, Inc.	580	58,696
Tetra Tech, Inc.	1,291	91,170
UniFirst Corp.	183	27,650
		$ 654,840
Communications Equipment — 1.5%
Arista Networks, Inc.(1)	789	$ 159,812

7
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Communications Equipment (continued)
Ciena Corp.(1)	2,203	$ 87,702
CommScope Holding Co., Inc.(1)	2,792	25,435
EchoStar Corp., Class A(1)	700	22,379
F5 Networks, Inc.(1)	854	91,062
Juniper Networks, Inc.	4,782	91,528
Lumentum Holdings, Inc.(1)	1,022	75,321
Motorola Solutions, Inc.	2,254	299,602
ViaSat, Inc.(1)	845	30,352
Viavi Solutions, Inc.(1)	3,167	35,502
		$ 918,695
Construction & Engineering — 0.4%
EMCOR Group, Inc.	1,390	$ 85,235
MasTec, Inc.(1)	1,798	58,848
Quanta Services, Inc.	2,930	92,969
		$ 237,052
Consumer Finance — 0.9%
Ally Financial, Inc.	5,082	$ 73,333
Credit Acceptance Corp.(1)	188	48,070
Discover Financial Services	4,056	144,677
FirstCash, Inc.	540	38,740
LendingTree, Inc.(1)	103	18,889
OneMain Holdings, Inc.	1,155	22,084
SLM Corp.(2)	5,331	38,330
Synchrony Financial	8,217	132,211
		$ 516,334
Containers & Packaging — 1.8%
AptarGroup, Inc.	1,027	$ 102,228
Ardagh Group S.A.	274	3,250
Avery Dennison Corp.	1,362	138,747
Ball Corp.	4,421	285,862
Berry Global Group, Inc.(1)	2,206	74,364
Crown Holdings, Inc.(1)	2,169	125,889
Packaging Corp. of America	1,533	133,110
Silgan Holdings, Inc.	1,182	34,302
Sonoco Products Co.	1,573	72,908
WestRock Co.	4,102	115,922
		$ 1,086,582
Distributors — 0.5%
Genuine Parts Co.	1,871	$ 125,974
LKQ Corp.(1)	3,978	81,589
Pool Corp.	501	98,582
		$ 306,145
Security	Shares	Value
Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc.(1)	835	$ 85,170
Chegg, Inc.(1)	1,801	64,440
frontdoor, Inc.(1)	1,237	43,023
Graham Holdings Co., Class B	61	20,811
Grand Canyon Education, Inc.(1)	714	54,468
H&R Block, Inc.(2)	2,916	41,057
Laureate Education, Inc., Class A(1)	1,639	17,226
Service Corp. International	2,548	99,652
ServiceMaster Global Holdings, Inc.(1)	1,936	52,272
Strategic Education, Inc.	298	41,648
		$ 519,767
Diversified Financial Services — 0.3%
Equitable Holdings, Inc.	5,700	$ 82,365
Jefferies Financial Group, Inc.	3,097	42,336
Voya Financial, Inc.	1,752	71,044
		$ 195,745
Diversified Telecommunication Services — 0.5%
CenturyLink, Inc.	15,701	$ 148,531
GCI Liberty, Inc., Class A(1)	1,482	84,429
Iridium Communications, Inc.(1)	1,402	31,307
Vonage Holdings Corp.(1)	3,168	22,905
		$ 287,172
Electric Utilities — 1.2%
Alliant Energy Corp.	3,896	$ 188,138
Avangrid, Inc.	1,685	73,769
Eversource Energy	4,407	344,672
Portland General Electric Co.	2,112	101,249
		$ 707,828
Electrical Equipment — 1.4%
Acuity Brands, Inc.	648	$ 55,507
AMETEK, Inc.	3,238	233,201
Generac Holdings, Inc.(1)	981	91,400
GrafTech International, Ltd.	1,328	10,783
Hubbell, Inc.	878	100,742
nVent Electric PLC	2,556	43,120
Regal Beloit Corp.	666	41,925
Rockwell Automation, Inc.	1,629	245,832
		$ 822,510
Electronic Equipment, Instruments & Components — 2.8%
Amphenol Corp., Class A	3,971	$ 289,407
Arrow Electronics, Inc.(1)	1,104	57,264

8
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc.	1,209	$ 30,346
CDW Corp.	2,020	188,405
Corning, Inc.	10,974	225,406
Dolby Laboratories, Inc., Class A	881	47,759
FLIR Systems, Inc.	1,980	63,142
IPG Photonics Corp.(1)	516	56,904
Jabil, Inc.	2,133	52,429
Keysight Technologies, Inc.(1)	2,735	228,865
National Instruments Corp.	1,758	58,155
Novanta, Inc.(1)	515	41,138
SYNNEX Corp.	567	41,448
Tech Data Corp.(1)	490	64,117
Trimble, Inc.(1)	4,134	131,585
Zebra Technologies Corp., Class A(1)	777	142,657
		$ 1,719,027
Energy Equipment & Services — 0.2%
Baker Hughes Co.	6,473	$ 67,966
National Oilwell Varco, Inc.	7,312	71,877
		$ 139,843
Entertainment — 1.0%
Cinemark Holdings, Inc.	1,463	$ 14,908
Liberty Media Corp-Liberty Formula One, Series A(1)	343	8,856
Lions Gate Entertainment Corp., Class A(1)	2,916	17,729
Live Nation Entertainment, Inc.(1)	1,895	86,147
Madison Square Garden Co. (The), Class A(1)	255	53,910
Roku, Inc.(1)	1,280	111,974
Take-Two Interactive Software, Inc.(1)	1,626	192,860
World Wrestling Entertainment, Inc., Class A(2)	740	25,108
Zynga, Inc., Class A(1)	12,592	86,255
		$ 597,747
Food & Staples Retailing — 0.9%
BJ's Wholesale Club Holdings, Inc.(1)	1,735	$ 44,191
Casey's General Stores, Inc.	574	76,049
Kroger Co. (The)	10,743	323,579
Performance Food Group Co.(1)	1,774	43,853
US Foods Holding Corp.(1)	3,352	59,364
		$ 547,036
Food Products — 3.4%
Bunge, Ltd.	2,144	$ 87,968
Campbell Soup Co.	2,691	124,217
Conagra Brands, Inc.	7,535	221,077
Darling Ingredients, Inc.(1)	2,519	48,289
Security	Shares	Value
Food Products (continued)
Flowers Foods, Inc.	2,874	$ 58,974
Hershey Co. (The)	2,051	271,758
Hormel Foods Corp.(2)	4,265	198,920
Ingredion, Inc.	1,014	76,557
J&J Snack Foods Corp.	253	30,613
JM Smucker Co. (The)	1,713	190,143
Kellogg Co.	3,658	219,443
Lamb Weston Holdings, Inc.	2,212	126,305
Lancaster Colony Corp.	262	37,896
McCormick & Co., Inc.	1,859	262,509
Post Holdings, Inc.(1)	991	82,223
TreeHouse Foods, Inc.(1)	839	37,042
		$ 2,073,934
Gas Utilities — 0.8%
New Jersey Resources Corp.	2,689	$ 91,345
ONE Gas, Inc.	1,225	102,435
Southwest Gas Holdings, Inc.	1,490	103,644
Spire, Inc.	1,352	100,697
UGI Corp.	3,935	104,947
		$ 503,068
Health Care Equipment & Supplies — 5.3%
ABIOMED, Inc.(1)	643	$ 93,338
Align Technology, Inc.(1)	1,026	178,473
Cantel Medical Corp.(2)	499	17,914
Cooper Cos., Inc. (The)	754	207,855
DENTSPLY SIRONA, Inc.	3,218	124,955
DexCom, Inc.(1)	1,210	325,817
Globus Medical, Inc., Class A(1)	1,148	48,824
Haemonetics Corp.(1)	743	74,047
Hill-Rom Holdings, Inc.	957	96,274
Hologic, Inc.(1)	3,652	128,185
ICU Medical, Inc.(1)	281	56,697
IDEXX Laboratories, Inc.(1)	1,178	285,359
Insulet Corp.(1)	899	148,946
Integra LifeSciences Holdings Corp.(1)	946	42,258
Masimo Corp.(1)	699	123,807
Merit Medical Systems, Inc.(1)	702	21,937
Neogen Corp.(1)	717	48,032
Novocure, Ltd.(1)	1,156	77,845
NuVasive, Inc.(1)	798	40,427
Penumbra, Inc.(1)	446	71,953
ResMed, Inc.	1,985	292,371
STERIS PLC	1,199	167,824
Tandem Diabetes Care, Inc.(1)	855	55,019

9
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	653	$ 191,238
Varian Medical Systems, Inc.(1)	1,324	135,922
West Pharmaceutical Services, Inc.	1,060	161,385
		$ 3,216,702
Health Care Providers & Services — 2.6%
Amedisys, Inc.(1)	465	$ 85,346
Centene Corp.(1)	7,605	451,813
Chemed Corp.	219	94,871
Covetrus, Inc.(1)(2)	1,567	12,755
DaVita, Inc.(1)	1,404	106,788
Encompass Health Corp.	1,439	92,139
Ensign Group, Inc. (The)	634	23,845
Guardant Health, Inc.(1)	498	34,661
HealthEquity, Inc.(1)	1,028	52,007
Henry Schein, Inc.(1)	2,058	103,970
Laboratory Corp. of America Holdings(1)	1,408	177,957
LHC Group, Inc.(1)	445	62,389
Molina Healthcare, Inc.(1)	864	120,710
Premier, Inc., Class A(1)	942	30,822
Quest Diagnostics, Inc.	1,937	155,541
		$ 1,605,614
Health Care Technology — 1.3%
Cerner Corp.	4,250	$ 267,708
Omnicell, Inc.(1)	570	37,381
Teladoc Health, Inc.(1)	1,021	158,265
Veeva Systems, Inc., Class A(1)	1,879	293,819
		$ 757,173
Hotels, Restaurants & Leisure — 2.8%
Aramark	3,968	$ 79,241
Chipotle Mexican Grill, Inc.(1)	380	248,672
Choice Hotels International, Inc.	456	27,930
Cracker Barrel Old Country Store, Inc.	379	31,541
Darden Restaurants, Inc.	1,932	105,217
Domino's Pizza, Inc.	590	191,201
Dunkin' Brands Group, Inc.	1,230	65,313
Extended Stay America, Inc.	2,681	19,598
Hilton Worldwide Holdings, Inc.	3,663	249,963
Hyatt Hotels Corp., Class A	575	27,543
Marriott Vacations Worldwide Corp.	516	28,679
Planet Fitness, Inc., Class A(1)	1,133	55,177
Royal Caribbean Cruises, Ltd.	2,461	79,170
Six Flags Entertainment Corp.	1,106	13,869
Texas Roadhouse, Inc.	961	39,689
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc.	597	$ 88,183
Wendy's Co. (The)	2,721	40,489
Wyndham Destinations, Inc.	1,227	26,626
Wyndham Hotels & Resorts, Inc.	1,430	45,059
Yum China Holdings, Inc.	5,335	227,431
		$ 1,690,591
Household Durables — 0.7%
Helen of Troy, Ltd.(1)	321	$ 46,234
Leggett & Platt, Inc.	1,734	46,263
Mohawk Industries, Inc.(1)	762	58,095
Newell Brands, Inc.	5,043	66,971
NVR, Inc.(1)	53	136,163
Tempur Sealy International, Inc.(1)	615	26,882
Whirlpool Corp.(2)	787	67,524
		$ 448,132
Household Products — 0.9%
Church & Dwight Co., Inc.	3,232	$ 207,430
Clorox Co. (The)	1,677	290,540
Energizer Holdings, Inc.(2)	756	22,869
		$ 520,839
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The)	10,629	$ 144,554
Clearway Energy, Inc., Class C	3,278	61,626
Ormat Technologies, Inc.	1,278	86,470
TerraForm Power, Inc., Class A	5,449	85,931
		$ 378,581
Industrial Conglomerates — 0.2%
Carlisle Cos., Inc.	1,027	$ 128,663
		$ 128,663
Insurance — 4.4%
Alleghany Corp.	180	$ 99,423
American Financial Group, Inc.	968	67,837
American National Insurance Co.	128	10,545
Arch Capital Group, Ltd.(1)	5,296	150,724
Arthur J. Gallagher & Co.	2,699	219,995
Assurant, Inc.	783	81,502
Assured Guaranty, Ltd.	1,156	29,813
Athene Holding, Ltd., Class A(1)	1,686	41,847
Axis Capital Holdings, Ltd.	1,029	39,771
Brighthouse Financial, Inc.(1)	1,349	32,605
Brown & Brown, Inc.	3,418	123,800

10
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
Cincinnati Financial Corp.	2,001	$ 150,975
Enstar Group, Ltd.(1)	200	31,810
Erie Indemnity Co., Class A	342	50,698
Everest Re Group, Ltd.	528	101,598
Fidelity National Financial, Inc.	3,433	85,413
First American Financial Corp.	1,516	64,294
Globe Life, Inc.	1,413	101,694
Hanover Insurance Group, Inc. (The)	518	46,920
Hartford Financial Services Group, Inc. (The)	4,797	169,046
Kemper Corp.	891	66,264
Lincoln National Corp.	2,685	70,669
Mercury General Corp.	366	14,904
Old Republic International Corp.	3,727	56,837
Primerica, Inc.	558	49,372
Principal Financial Group, Inc.	3,731	116,930
Reinsurance Group of America, Inc.	860	72,360
RenaissanceRe Holdings, Ltd.	562	83,918
RLI Corp.	541	47,570
Selective Insurance Group, Inc.	724	35,983
Unum Group	2,528	37,945
White Mountains Insurance Group, Ltd.	45	40,950
Willis Towers Watson PLC	1,726	293,161
		$ 2,687,173
Interactive Media & Services — 0.5%
ANGI Homeservices, Inc., Class A(1)(2)	818	$ 4,295
Cargurus, Inc.(1)	1,071	20,285
IAC/InterActiveCorp. (1)	1,110	198,945
Match Group, Inc.(1)	776	51,247
TripAdvisor, Inc.	1,351	23,494
		$ 298,266
Internet & Direct Marketing Retail — 0.5%
Etsy, Inc.(1)	1,572	$ 60,428
Expedia Group, Inc.	2,038	114,678
GrubHub, Inc.(1)	1,388	56,533
Qurate Retail, Inc., Class A(1)	4,969	30,336
Wayfair, Inc., Class A(1)(2)	847	45,264
		$ 307,239
IT Services — 4.4%
Akamai Technologies, Inc.(1)	2,267	$ 207,408
Alliance Data Systems Corp.	514	17,296
Amdocs, Ltd.	1,994	109,610
Black Knight, Inc.(1)	2,012	116,817
Booz Allen Hamilton Holding Corp., Class A	2,064	141,673
Security	Shares	Value
IT Services (continued)
Broadridge Financial Solutions, Inc.	1,611	$ 152,771
DXC Technology Co.	3,798	49,564
EPAM Systems, Inc.(1)	774	143,701
Gartner, Inc.(1)	1,257	125,159
Genpact, Ltd.	2,521	73,613
GoDaddy, Inc., Class A(1)	2,432	138,891
Jack Henry & Associates, Inc.	1,086	168,591
LiveRamp Holdings, Inc.(1)	878	28,904
MAXIMUS, Inc.	979	56,978
MongoDB, Inc.(1)(2)	671	91,618
Okta, Inc.(1)	1,583	193,538
Perspecta, Inc.	1,878	34,255
Sabre Corp.	3,487	20,678
Science Applications International Corp.	692	51,644
Square, Inc., Class A(1)	4,633	242,676
Twilio, Inc., Class A(1)	1,753	156,876
VeriSign, Inc.(1)	1,475	265,633
WEX, Inc.(1)	639	66,807
		$ 2,654,701
Leisure Products — 0.3%
Brunswick Corp.	1,222	$ 43,222
Hasbro, Inc.	1,731	123,853
Mattel, Inc.(1)	4,370	38,500
		$ 205,575
Life Sciences Tools & Services — 2.7%
Agilent Technologies, Inc.	4,209	$ 301,449
Bio-Rad Laboratories, Inc., Class A(1)	300	105,168
Bio-Techne Corp.	542	102,774
Bruker Corp.	1,553	55,691
Charles River Laboratories International, Inc.(1)	699	88,221
IQVIA Holdings, Inc.(1)	2,508	270,513
Mettler-Toledo International, Inc.(1)	338	233,392
PerkinElmer, Inc.	1,619	121,878
PRA Health Sciences, Inc.(1)	891	73,989
Repligen Corp.(1)	673	64,971
Syneos Health, Inc.(1)	848	33,428
Waters Corp.(1)	906	164,937
		$ 1,616,411
Machinery — 5.8%
AGCO Corp.	944	$ 44,604
Allison Transmission Holdings, Inc.	1,817	59,252
CNH Industrial NV	15,827	88,789
Colfax Corp.(1)	1,700	33,660

11
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Crane Co.	791	$ 38,901
Cummins, Inc.	2,061	278,894
Donaldson Co., Inc.	1,974	76,256
Dover Corp.	2,174	182,486
Flowserve Corp.	1,987	47,469
Fortive Corp.	4,142	228,597
Gates Industrial Corp. PLC(1)	547	4,037
Graco, Inc.	2,649	129,086
IDEX Corp.	1,242	171,533
Ingersoll Rand, Inc.(1)	2,067	51,262
ITT, Inc.	1,410	63,958
John Bean Technologies Corp.	510	37,878
Lincoln Electric Holdings, Inc.	932	64,308
Middleby Corp. (The)(1)	876	49,827
Navistar International Corp.(1)	1,041	17,166
Nordson Corp.	854	115,350
Oshkosh Corp.	1,104	71,020
PACCAR, Inc.	4,642	283,765
Parker-Hannifin Corp.	1,757	227,936
Pentair PLC	2,813	83,715
RBC Bearings, Inc.(1)	424	47,823
Rexnord Corp.	1,977	44,819
Snap-on, Inc.	662	72,039
Stanley Black & Decker, Inc.	2,157	215,700
Timken Co. (The)	1,012	32,728
Toro Co. (The)	1,712	111,434
WABCO Holdings, Inc.(1)	850	114,792
Watts Water Technologies, Inc., Class A	436	36,907
Westinghouse Air Brake Technologies Corp.	2,884	138,807
Woodward, Inc.	937	55,695
Xylem, Inc.	2,789	181,648
		$ 3,502,141
Media — 2.1%
Altice USA, Inc., Class A(1)	4,838	$ 107,839
AMC Networks, Inc., Class A(1)	560	13,613
Cable One, Inc.	65	106,861
Discovery, Inc., Class A(1)	6,971	135,516
DISH Network Corp., Class A(1)	3,478	69,525
Interpublic Group of Cos., Inc. (The)	5,647	91,425
Liberty Broadband Corp., Class A(1)	1,932	206,724
Liberty Latin America, Ltd., Class C(1)	2,222	22,798
New York Times Co. (The), Class A	2,035	62,495
Nexstar Media Group, Inc., Class A	699	40,353
Omnicom Group, Inc.	3,203	175,845
Sinclair Broadcast Group, Inc., Class A	616	9,905
Sirius XM Holdings, Inc.	18,802	92,882
Security	Shares	Value
Media (continued)
TEGNA, Inc.	3,084	$ 33,492
ViacomCBS, Inc., Class B	8,664	121,383
		$ 1,290,656
Metals & Mining — 0.6%
Nucor Corp.	4,702	$ 169,366
Reliance Steel & Aluminum Co.	1,288	112,816
Steel Dynamics, Inc.	4,387	98,883
		$ 381,065
Multiline Retail — 0.2%
Kohl's Corp.	1,975	$ 28,815
Macy's, Inc.(2)	3,642	17,882
Nordstrom, Inc.(2)	1,247	19,129
Ollie's Bargain Outlet Holdings, Inc.(1)	799	37,026
		$ 102,852
Multi-Utilities — 1.0%
Ameren Corp.	3,441	$ 250,608
CenterPoint Energy, Inc.	8,101	125,161
CMS Energy Corp.	4,123	242,226
		$ 617,995
Personal Products — 0.0%(3)
Coty, Inc., Class A	3,619	$ 18,674
		$ 18,674
Pharmaceuticals — 0.9%
Catalent, Inc.(1)	2,220	$ 115,329
Elanco Animal Health, Inc.(1)	5,673	127,018
Horizon Therapeutics PLC(1)	2,754	81,574
Jazz Pharmaceuticals PLC(1)	793	79,094
Nektar Therapeutics(1)	2,431	43,393
Perrigo Co. PLC	1,950	93,776
		$ 540,184
Professional Services — 2.4%
CoreLogic, Inc.	1,036	$ 31,639
CoStar Group, Inc.(1)	487	285,971
Exponent, Inc.	768	55,227
FTI Consulting, Inc.(1)	562	67,311
IHS Markit, Ltd.	5,259	315,540
Insperity, Inc.	558	20,813
ManpowerGroup, Inc.	894	47,373
Nielsen Holdings PLC	5,301	66,475
Robert Half International, Inc.	1,611	60,815

12
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
TransUnion	2,759	$ 182,591
TriNet Group, Inc.(1)	605	22,784
Verisk Analytics, Inc.	2,167	302,037
		$ 1,458,576
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(1)	4,743	$ 178,858
Jones Lang LaSalle, Inc.	969	97,850
		$ 276,708
Road & Rail — 1.0%
AMERCO	123	$ 35,738
J.B. Hunt Transport Services, Inc.	1,156	106,618
Kansas City Southern	1,339	170,294
Knight-Swift Transportation Holdings, Inc.	1,812	59,434
Landstar System, Inc.	534	51,189
Old Dominion Freight Line, Inc.	1,482	194,527
Schneider National, Inc., Class B	630	12,184
		$ 629,984
Semiconductors & Semiconductor Equipment — 4.7%
Cabot Microelectronics Corp.	444	$ 50,678
Cree, Inc.(1)	1,462	51,842
Cypress Semiconductor Corp.	5,262	122,710
Entegris, Inc.	1,935	86,630
First Solar, Inc.(1)	923	33,283
KLA Corp.	2,117	304,298
Lam Research Corp.	1,827	438,480
Marvell Technology Group, Ltd.	9,446	213,763
Maxim Integrated Products, Inc.	3,796	184,524
Microchip Technology, Inc.(2)	3,244	219,943
MKS Instruments, Inc.	878	71,513
Monolithic Power Systems, Inc.	582	97,462
ON Semiconductor Corp.(1)	6,049	75,250
Qorvo, Inc.(1)	1,642	132,394
Silicon Laboratories, Inc.(1)	648	55,346
Skyworks Solutions, Inc.	2,423	216,568
Teradyne, Inc.	2,743	148,588
Universal Display Corp.	632	83,285
Xilinx, Inc.	3,444	268,425
		$ 2,854,982
Software — 8.5%
ACI Worldwide, Inc.(1)	1,541	$ 37,215
Alteryx, Inc., Class A(1)	745	70,902
Anaplan, Inc.(1)	1,159	35,071
Security	Shares	Value
Software (continued)
ANSYS, Inc.(1)	1,208	$ 280,824
Appfolio, Inc., Class A(1)(2)	192	21,302
Aspen Technology, Inc.(1)	980	93,169
Avalara, Inc.(1)	1,039	77,509
Blackbaud, Inc.	646	35,885
Blackline, Inc.(1)	631	33,197
Cadence Design Systems, Inc.(1)	3,918	258,745
CDK Global, Inc.	1,661	54,564
Ceridian HCM Holding, Inc.(1)	1,375	68,846
Citrix Systems, Inc.	1,731	245,023
Cornerstone OnDemand, Inc.(1)	912	28,956
Coupa Software, Inc.(1)	889	124,220
DocuSign, Inc.(1)	2,301	212,612
Dropbox, Inc., Class A(1)	3,224	58,354
Elastic NV(1)	424	23,663
Envestnet, Inc.(1)	700	37,646
Fair Isaac Corp.(1)	430	132,307
FireEye, Inc.(1)	2,910	30,788
Five9, Inc.(1)	839	64,150
Fortinet, Inc.(1)	2,080	210,434
Guidewire Software, Inc.(1)	1,180	93,586
HubSpot, Inc.(1)	599	79,781
j2 Global, Inc.	709	53,069
LogMeIn, Inc.	656	54,632
Manhattan Associates, Inc.(1)	961	47,877
New Relic, Inc.(1)	679	31,397
NortonLifeLock, Inc.	8,567	160,288
Nuance Communications, Inc.(1)	4,202	70,509
Nutanix, Inc., Class A(1)	2,292	36,214
Palo Alto Networks, Inc.(1)	1,382	226,593
Paycom Software, Inc.(1)	696	140,599
Paylocity Holding Corp.(1)	529	46,721
Pegasystems, Inc.	568	40,459
Pluralsight, Inc., Class A(1)(2)	1,259	13,824
Proofpoint, Inc.(1)	780	80,020
PTC, Inc.(1)	1,515	92,733
Q2 Holdings, Inc.(1)(2)	644	38,035
Qualys, Inc.(1)	441	38,362
RealPage, Inc.(1)	1,260	66,692
RingCentral, Inc., Class A(1)	1,080	228,863
Smartsheet, Inc., Class A(1)	1,482	61,518
SolarWinds Corp.(1)	805	12,614
Splunk, Inc.(1)	2,148	271,142
SS&C Technologies Holdings, Inc.	3,201	140,268
Synopsys, Inc.(1)	2,087	268,785
Teradata Corp.(1)	1,660	34,013
Trade Desk, Inc. (The), Class A(1)	572	110,396

13
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Tyler Technologies, Inc.(1)	568	$ 168,446
Verint Systems, Inc.(1)	886	38,098
Zendesk, Inc.(1)	1,594	102,032
Zscaler, Inc.(1)(2)	952	57,939
		$ 5,140,887
Specialty Retail — 2.5%
Aaron's, Inc.	831	$ 18,930
Advance Auto Parts, Inc.	949	88,561
American Eagle Outfitters, Inc.	1,689	13,427
AutoNation, Inc.(1)	628	17,622
AutoZone, Inc.(1)	316	267,336
Best Buy Co., Inc.	3,079	175,503
Burlington Stores, Inc.(1)	877	138,969
CarMax, Inc.(1)	2,120	114,120
Dick's Sporting Goods, Inc.	914	19,432
Five Below, Inc.(1)	712	50,110
Floor & Decor Holdings, Inc., Class A(1)	997	31,994
Foot Locker, Inc.	1,414	31,179
Gap, Inc. (The)	2,721	19,156
L Brands, Inc.	2,834	32,761
Penske Automotive Group, Inc.	490	13,720
Tiffany & Co.	1,622	210,049
Tractor Supply Co.	1,556	131,560
Ulta Beauty, Inc.(1)	712	125,098
Williams-Sonoma, Inc.	1,018	43,285
		$ 1,542,812
Technology Hardware, Storage & Peripherals — 1.3%
Hewlett Packard Enterprise Co.	18,396	$ 178,625
NCR Corp.(1)	1,720	30,444
NetApp, Inc.	3,152	131,407
Pure Storage, Inc., Class A(1)	3,502	43,075
Seagate Technology PLC	3,802	185,538
Western Digital Corp.	4,244	176,635
Xerox Holdings Corp.	2,957	56,005
		$ 801,729
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings, Ltd.(1)	1,752	$ 18,904
Carter's, Inc.	562	36,940
Columbia Sportswear Co.	395	27,559
Deckers Outdoor Corp.(1)	363	48,642
Hanesbrands, Inc.(2)	4,986	39,240
lululemon Athletica, Inc.(1)	1,559	295,509
PVH Corp.	960	36,134
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Ralph Lauren Corp., Class A	626	$ 41,836
Skechers U.S.A., Inc., Class A(1)	1,668	39,598
Tapestry, Inc.	3,641	47,151
Under Armour, Inc., Class A(1)(2)	4,504	41,482
		$ 672,995
Thrifts & Mortgage Finance — 0.3%
Essent Group, Ltd.	1,305	$ 34,374
MGIC Investment Corp.	4,224	26,822
New York Community Bancorp, Inc.	6,095	57,232
Radian Group, Inc.	2,477	32,077
TFS Financial Corp.	618	9,437
		$ 159,942
Trading Companies & Distributors — 1.1%
Air Lease Corp.	1,631	$ 36,110
Fastenal Co.	7,677	239,906
HD Supply Holdings, Inc.(1)	2,618	74,430
MSC Industrial Direct Co., Inc., Class A	753	41,392
United Rentals, Inc.(1)	1,204	123,892
Univar Solutions, Inc.(1)	2,482	26,607
W.W. Grainger, Inc.	578	143,633
		$ 685,970
Transportation Infrastructure — 0.0%(3)
Macquarie Infrastructure Corp.	1,048	$ 26,462
		$ 26,462
Water Utilities — 0.7%
American Water Works Co., Inc.	2,499	$ 298,781
Essential Utilities, Inc.	3,772	153,520
		$ 452,301
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	1,507	$ 25,258
United States Cellular Corp.(1)	139	4,071
		$ 29,329
Total Common Stocks (identified cost $64,913,758)		$ 60,119,419

14
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Short-Term Investments — 0.2%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(4)	152,298	$ 152,298
Total Short-Term Investments (identified cost $152,298)		$ 152,298
Total Investments — 99.3% (identified cost $65,066,056)		$ 60,271,717
Other Assets, Less Liabilities — 0.7%		$ 422,956
Net Assets — 100.0%		$ 60,694,673

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $1,378,606.
(3)	Amount is less than 0.05%.
(4)	Represents investment of cash collateral received in connection with securities lending.
15
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $65,066,056) - including $1,378,606 of securities on loan	$ 60,271,717
Cash	584,882
Receivable for capital shares sold	567,281
Dividends receivable	68,524
Securities lending income receivable	290
Receivable from affiliate	11,959
Directors' deferred compensation plan	38,352
Total assets	$61,543,005
Liabilities
Payable for investments purchased	$ 493,733
Payable for capital shares redeemed	79,794
Deposits for securities loaned	152,298
Payable to affiliates:
Investment advisory fee	6,212
Administrative fee	6,213
Distribution and service fees	2,311
Sub-transfer agency fee	1,017
Directors' deferred compensation plan	38,352
Accrued expenses	68,402
Total liabilities	$ 848,332
Net Assets	$60,694,673
Sources of Net Assets
Paid-in capital	$ 66,631,375
Accumulated loss	(5,936,702)
Total	$60,694,673
Class A Shares
Net Assets	$ 10,247,641
Shares Outstanding	478,903
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 21.40
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 22.47
Class I Shares
Net Assets	$ 50,447,032
Shares Outstanding	2,340,498
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 21.55

On sales of $50,000 or more, the offering price of Class A shares is reduced.
16
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $95)	$ 577,488
Interest income	1,064
Securities lending income, net	3,366
Total investment income	$ 581,918
Expenses
Investment advisory fee	$ 40,310
Administrative fee	40,310
Distribution and service fees:
Class A	16,356
Directors' fees and expenses	1,829
Custodian fees	7,729
Transfer agency fees and expenses	36,480
Accounting fees	6,382
Professional fees	17,414
Registration fees	19,959
Reports to shareholders	7,910
Miscellaneous	6,600
Total expenses	$ 201,279
Waiver and/or reimbursement of expenses by affiliate	$ (103,228)
Reimbursement of expenses - other	(954)
Net expenses	$ 97,097
Net investment income	$ 484,821
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ 94,222
Net realized gain	$ 94,222
Change in unrealized appreciation (depreciation):
Investment securities	$ (14,385,164)
Net change in unrealized appreciation (depreciation)	$(14,385,164)
Net realized and unrealized loss	$(14,290,942)
Net decrease in net assets from operations	$(13,806,121)
17
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 484,821	$ 687,757
Net realized gain (loss)	94,222	(105,280)
Net change in unrealized appreciation (depreciation)	(14,385,164)	(514,228)
Net increase (decrease) in net assets from operations	$(13,806,121)	$ 68,249
Distributions to shareholders:
Class A	$ (216,029)	$ (548,723)
Class I	(1,003,602)	(1,261,327)
Total distributions to shareholders	$ (1,219,631)	$ (1,810,050)
Capital share transactions:
Class A	$ 541,347	$ (9,305,867)
Class I	13,572,756	3,266,862
Net increase (decrease) in net assets from capital share transactions	$ 14,114,103	$ (6,039,005)
Net decrease in net assets	$ (911,649)	$ (7,780,806)
Net Assets
At beginning of period	$ 61,606,322	$ 69,387,128
At end of period	$ 60,694,673	$61,606,322
18
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2016(1)
		2019	2018	2017
Net asset value — Beginning of period	$ 26.80	$ 27.23	$ 24.44	$ 21.25	$ 20.00
Income (Loss) From Operations
Net investment income(2)	$ 0.17	$ 0.24	$ 0.25	$ 0.38	$ 0.23
Net realized and unrealized gain (loss)	(5.12)	(0.02)	3.25	3.22	1.08
Total income (loss) from operations	$ (4.95)	$ 0.22	$ 3.50	$ 3.60	$ 1.31
Less Distributions
From net investment income	$ (0.18)	$ (0.24)	$ (0.24)	$ (0.16)	$ (0.06)
From net realized gain	(0.27)	(0.41)	(0.47)	(0.25)	—
Total distributions	$ (0.45)	$ (0.65)	$ 0.71	$ (0.41)	$ (0.06)
Net asset value — End of period	$ 21.40	$ 26.80	$ 27.23	$ 24.44	$21.25
Total Return(3)	(18.86)% (4)	1.05%	14.55%	17.12%	6.55% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,248	$12,385	$22,575	$14,339	$ 5,442
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.80% (6)	0.90%	0.94%	1.53%	3.20% (6)
Net expenses	0.49% (6)	0.53%	0.57%	0.57%	0.57% (6)
Net investment income	1.23% (6)	0.93%	0.95%	1.64%	1.26% (6)
Portfolio Turnover	8% (4)	57%	39%	63%	42% (4)

(1)	From October 30, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
19
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,			Period Ended September 30, 2016(1)
		2019	2018	2017
Net asset value — Beginning of period	$ 27.04	$ 27.45	$ 24.56	$ 21.31	$ 20.00
Income (Loss) From Operations
Net investment income(2)	$ 0.20	$ 0.32	$ 0.34	$ 0.52	$ 0.29
Net realized and unrealized gain (loss)	(5.16)	(0.02)	3.27	3.17	1.09
Total income (loss) from operations	$ (4.96)	$ 0.30	$ 3.61	$ 3.69	$ 1.38
Less Distributions
From net investment income	$ (0.26)	$ (0.30)	$ (0.25)	$ (0.19)	$ (0.07)
From net realized gain	(0.27)	(0.41)	(0.47)	(0.25)	—
Total distributions	$ (0.53)	$ (0.71)	$ (0.72)	$ (0.44)	$ (0.07)
Net asset value — End of period	$ 21.55	$ 27.04	$ 27.45	$ 24.56	$21.31
Total Return(3)	(18.76)% (4)	1.30%	14.96%	17.50%	6.91% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,447	$49,221	$46,812	$21,075	$ 4,791
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.55% (6)	0.64%	0.69%	0.87%	2.72% (6)
Net expenses	0.24% (6)	0.24%	0.22%	0.22%	0.22% (6)
Net investment income	1.49% (6)	1.23%	1.31%	2.21%	1.62% (6)
Portfolio Turnover	8% (4)	57%	39%	63%	42% (4)

(1)	From October 30, 2015 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
20
See Notes to Financial Statements.

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Mid-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Mid-Cap Core Responsible Index, which measures the investment return of mid-capitalization stocks.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
21

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 60,119,419(1)	$ —	$ —	$ 60,119,419
Short-Term Investments	152,298	—	—	152,298
Total Investments	$60,271,717	$ —	$ —	$60,271,717

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.12% of the Fund's average daily net assets. For the six months ended March 31, 2020, the investment advisory fee amounted to $40,310.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49% and 0.24% for Class A and Class I, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $103,228.
22

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $40,310.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $16,356 for Class A shares.
The Fund was informed that EVD received $3,999 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $5,453 and are included in transfer agency fees and expenses on the Statement of Operations.
During the six months ended March 31, 2020, CRM reimbursed the Fund $1,902 for a net realized loss due to a trading error. The impact of the reimbursement was less than $0.01 per share for each class and had no significant impact on total return.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $954, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $18,212,171 and $5,201,154, respectively.
4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 66,573,224
Gross unrealized appreciation	$ 4,838,970
Gross unrealized depreciation	(11,140,477)
Net unrealized depreciation	$ (6,301,507)
23

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan was $1,378,606 and the total value of collateral received was $1,419,361, comprised of cash of $152,298 and U.S. government and/or agencies securities of $1,267,063.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$152,298	$ —	$ —	$ —	$152,298
The carrying amount of the liability for deposits for securities loaned at March 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020.
6  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
7  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
24

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	105,518	$ 2,903,880	212,360	$ 5,411,584
Reinvestment of distributions	7,447	206,820	21,810	537,820
Shares redeemed	(96,241)	(2,569,353)	(601,154)	(15,255,271)
Net increase (decrease)	16,724	$ 541,347	(366,984)	$ (9,305,867)
Class I
Shares sold	685,370	$ 17,797,325	1,074,807	$ 27,546,107
Reinvestment of distributions	31,454	879,133	47,929	1,189,603
Shares redeemed	(196,935)	(5,103,702)	(1,007,725)	(25,468,848)
Net increase	519,889	$13,572,756	115,011	$ 3,266,862
8  Risks and Uncertainties
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
25

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
26

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Mid-Cap Core Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and the index it is designed to track. The Board’s review included comparative performance data for the one- and three-year periods ended September 30, 2019, as applicable. This performance data indicated that the Fund had outperformed the median of its peer universe for the one- and three-year periods ended September 30, 2019, while it had underperformed the index it is designed to track for the one-year period ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
27

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
28

Calvert
US Mid-Cap Core Responsible Index Fund
March 31, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
29

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
30

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This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24194     3.31.20

Calvert
US Large-Cap Core Responsible Index Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
US Large-Cap Core Responsible Index Fund

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Performance

Portfolio Manager Thomas C. Seto of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/30/2000	06/30/2000	(10.63)%	(5.20)%	6.40%	10.20%
Class A with 4.75% Maximum Sales Charge	—	—	(14.89)	(9.72)	5.38	9.66
Class C at NAV	06/30/2000	06/30/2000	(10.97)	(5.90)	5.61	9.29
Class C with 1% Maximum Sales Charge	—	—	(11.85)	(6.84)	5.61	9.29
Class I at NAV	06/30/2000	06/30/2000	(10.54)	(4.94)	6.77	10.69
Class R6 at NAV	10/03/2017	06/30/2000	(10.52)	(4.91)	6.77	10.69
··
Russell 1000® Index	—	—	(13.01)%	(8.03)%	6.21%	10.38%
Calvert US Large-Cap Core Responsible Index	—	—	(10.52)	(4.79)	7.01	10.98

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	0.62%	1.38%	0.37%	0.32%
Net	0.49	1.24	0.24	0.19
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Microsoft Corp.	5.3%
Apple, Inc.	5.0
Amazon.com, Inc.	3.7
Alphabet, Inc., Class A	3.1
Visa, Inc., Class A	1.3
JPMorgan Chase & Co.	1.3
Procter & Gamble Co. (The)	1.3
Intel Corp.	1.2
Verizon Communications, Inc.	1.1
MasterCard, Inc., Class A	1.1
Total	24.4%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	Russell 1000® Index is an unmanaged index of U.S. large-cap stocks. Calvert US Large-Cap Core Responsible Index (the “Calvert Index”) is composed of common stocks of large companies that operate their businesses in a manner consistent with the Calvert Principles for Responsible Investment. Large companies are the 1,000 largest publicly traded U.S. companies based on market capitalization, excluding real estate investment trusts and business development companies. The Calvert Principles for Responsible Investment serve as a framework for considering environmental, social and governance factors that may affect investment performance. Stocks are weighted in the Calvert Index based on their float-adjusted market capitalization within the relevant sector, subject to certain prescribed limits. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
4

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 893.70	$2.32 **	0.49%
Class C	$1,000.00	$ 890.30	$5.86 **	1.24%
Class I	$1,000.00	$ 894.60	$1.14 **	0.24%
Class R6	$1,000.00	$ 894.80	$0.90 **	0.19%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.55	$2.48 **	0.49%
Class C	$1,000.00	$1,018.80	$6.26 **	1.24%
Class I	$1,000.00	$1,023.80	$1.21 **	0.24%
Class R6	$1,000.00	$1,024.05	$0.96 **	0.19%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.4%

Security	Shares	Value
Aerospace & Defense — 0.1%
Axon Enterprise, Inc.(1)	8,766	$ 620,370
HEICO Corp.	6,668	497,499
Hexcel Corp.	12,890	479,379
Mercury Systems, Inc.(1)	4,697	335,084
Moog, Inc., Class A	5,296	267,607
		$ 2,199,939
Air Freight & Logistics — 0.7%
C.H. Robinson Worldwide, Inc.	14,418	$ 954,471
Expeditors International of Washington, Inc.	19,232	1,283,159
FedEx Corp.	27,253	3,304,699
United Parcel Service, Inc., Class B	78,757	7,357,479
		$ 12,899,808
Airlines — 0.3%
Alaska Air Group, Inc.	13,638	$ 388,274
American Airlines Group, Inc.	47,938	584,364
Delta Air Lines, Inc.	64,532	1,841,098
JetBlue Airways Corp.(1)	34,796	311,424
SkyWest, Inc.	6,088	159,445
Southwest Airlines Co.	60,096	2,140,018
Spirit Airlines, Inc.(1)	6,099	78,616
United Airlines Holdings, Inc.(1)	27,996	883,274
		$ 6,386,513
Auto Components — 0.2%
Aptiv PLC	27,687	$ 1,363,308
Autoliv, Inc.	10,909	501,923
BorgWarner, Inc.	23,875	581,834
Gentex Corp.	28,406	629,477
Lear Corp.	6,901	560,706
		$ 3,637,248
Automobiles — 0.6%
Ford Motor Co.	449,413	$ 2,170,665
Harley-Davidson, Inc.	17,804	337,030
Tesla, Inc.(1)	16,493	8,642,332
Thor Industries, Inc.	4,873	205,543
		$ 11,355,570
Banks — 4.6%
Associated Banc-Corp.	18,955	$ 242,434
BancorpSouth Bank	10,843	205,150
Bank of America Corp.	843,206	17,901,263
Security	Shares	Value
Banks (continued)
Bank of Hawaii Corp.	4,302	$ 237,642
Bank OZK	12,949	216,248
BankUnited, Inc.	9,834	183,896
BOK Financial Corp.	2,833	120,572
CenterState Bank Corp.	12,051	207,639
CIT Group, Inc.	9,334	161,105
Citigroup, Inc.	228,241	9,613,511
Citizens Financial Group, Inc.	51,382	966,495
Comerica, Inc.	15,563	456,618
Commerce Bancshares, Inc.	12,353	621,974
Community Bank System, Inc.	6,817	400,840
Cullen/Frost Bankers, Inc.	6,637	370,278
CVB Financial Corp.	12,785	256,339
East West Bancorp, Inc.	14,887	383,191
F.N.B. Corp.	37,284	274,783
Fifth Third Bancorp	77,469	1,150,415
First Citizens BancShares, Inc., Class A	592	197,059
First Financial Bankshares, Inc.	16,059	431,024
First Hawaiian, Inc.	14,479	239,338
First Horizon National Corp.	28,561	230,202
First Republic Bank	19,201	1,579,858
Glacier Bancorp, Inc.	10,837	368,512
Hancock Whitney Corp.	9,530	186,026
Home BancShares, Inc.	18,574	222,702
Huntington Bancshares, Inc.	108,278	888,962
IBERIABANK Corp.	6,035	218,226
Investors Bancorp, Inc.	19,723	157,587
JPMorgan Chase & Co.	285,533	25,706,536
KeyCorp	110,563	1,146,538
M&T Bank Corp.	14,895	1,540,590
Old National Bancorp	20,577	271,411
PacWest Bancorp	12,940	231,885
People's United Financial, Inc.	46,049	508,841
Pinnacle Financial Partners, Inc.	9,033	339,099
PNC Financial Services Group, Inc. (The)	49,738	4,760,921
Popular, Inc.	8,844	309,540
Prosperity Bancshares, Inc.	9,432	455,094
Regions Financial Corp.	107,410	963,468
Signature Bank	6,217	499,785
Sterling Bancorp	26,159	273,362
SVB Financial Group(1)	5,841	882,458
Synovus Financial Corp.	16,695	293,164
Texas Capital Bancshares, Inc.(1)	5,349	118,587
Truist Financial Corp.	154,050	4,750,902
U.S. Bancorp	174,751	6,020,172
UMB Financial Corp.	4,561	211,539
Umpqua Holdings Corp.	21,648	235,963

6
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Banks (continued)
United Bankshares, Inc.	13,383	$ 308,880
Valley National Bancorp	46,832	342,342
Webster Financial Corp.	9,519	217,985
Western Alliance Bancorp	10,724	328,262
Wintrust Financial Corp.	5,082	166,995
Zions Bancorp NA	19,371	518,368
		$ 90,092,576
Beverages — 1.8%
Coca-Cola Co. (The)	382,024	$ 16,904,562
Coca-Cola Consolidated, Inc.	610	127,203
Keurig Dr Pepper, Inc.	27,169	659,392
PepsiCo, Inc.	142,227	17,081,463
		$ 34,772,620
Biotechnology — 3.9%
AbbVie, Inc.	162,160	$ 12,354,970
ACADIA Pharmaceuticals, Inc.(1)(2)	16,716	706,251
Alexion Pharmaceuticals, Inc.(1)	28,939	2,598,433
Alkermes PLC(1)	20,462	295,062
Allogene Therapeutics, Inc.(1)(2)	6,714	130,520
Alnylam Pharmaceuticals, Inc.(1)(2)	14,929	1,625,022
Amgen, Inc.	65,765	13,332,538
Amicus Therapeutics, Inc.(1)	29,607	273,569
Biogen, Inc.(1)	22,661	7,169,487
BioMarin Pharmaceutical, Inc.(1)	23,083	1,950,514
Bluebird Bio, Inc.(1)(2)	6,542	300,670
Blueprint Medicines Corp.(1)	6,519	381,231
Exact Sciences Corp.(1)	19,851	1,151,358
Exelixis, Inc.(1)	39,788	685,149
FibroGen, Inc.(1)	8,326	289,329
Gilead Sciences, Inc.	154,803	11,573,072
Global Blood Therapeutics, Inc.(1)(2)	7,030	359,163
Incyte Corp.(1)	22,667	1,659,904
Ionis Pharmaceuticals, Inc.(1)	16,092	760,830
Neurocrine Biosciences, Inc.(1)	11,723	1,014,626
Regeneron Pharmaceuticals, Inc.(1)	10,349	5,053,313
Sage Therapeutics, Inc.(1)	6,608	189,782
Sarepta Therapeutics, Inc.(1)	10,333	1,010,774
Seattle Genetics, Inc.(1)	14,500	1,673,010
Ultragenyx Pharmaceutical, Inc.(1)	6,228	276,710
United Therapeutics Corp.(1)	5,771	547,235
Vertex Pharmaceuticals, Inc.(1)	33,698	8,018,439
		$ 75,380,961
Security	Shares	Value
Building Products — 0.6%
Allegion PLC	14,629	$ 1,346,161
Armstrong World Industries, Inc.	4,063	322,683
Fortune Brands Home & Security, Inc.	13,324	576,263
Johnson Controls International PLC	125,148	3,373,990
Masco Corp.	24,577	849,627
Owens Corning	26,943	1,045,658
Trane Technologies PLC	38,957	3,217,459
Trex Co., Inc.(1)	5,515	441,972
		$ 11,173,813
Capital Markets — 3.6%
Affiliated Managers Group, Inc.	5,309	$ 313,974
Ameriprise Financial, Inc.	14,492	1,485,140
Ares Management Corp., Class A	9,291	287,371
Bank of New York Mellon Corp. (The)	103,217	3,476,349
BlackRock, Inc.	13,476	5,929,036
Cboe Global Markets, Inc.	12,928	1,153,824
Charles Schwab Corp. (The)	132,418	4,451,893
CME Group, Inc.	40,663	7,031,039
E*Trade Financial Corp.	24,031	824,744
Evercore, Inc., Class A	4,026	185,438
FactSet Research Systems, Inc.	3,759	979,896
Franklin Resources, Inc.	33,300	555,777
Goldman Sachs Group, Inc. (The)	37,231	5,755,540
Houlihan Lokey, Inc., Class A	5,313	276,914
Interactive Brokers Group, Inc., Class A	8,582	370,485
Intercontinental Exchange, Inc.	62,175	5,020,631
Invesco, Ltd.	40,979	372,089
KKR & Co., Inc., Class A	61,832	1,451,197
Lazard, Ltd., Class A	13,096	308,542
Legg Mason, Inc.	10,994	537,057
LPL Financial Holdings, Inc.	8,181	445,292
MarketAxess Holdings, Inc.	4,235	1,408,434
Moody's Corp.	17,189	3,635,473
Morgan Stanley	137,824	4,686,016
Morningstar, Inc.	2,333	271,211
MSCI, Inc.	8,933	2,581,280
Nasdaq, Inc.	12,690	1,204,915
Northern Trust Corp.	23,046	1,739,051
Raymond James Financial, Inc.	16,236	1,026,115
S&P Global, Inc.	24,941	6,111,792
SEI Investments Co.	14,768	684,349
State Street Corp.	39,677	2,113,594
Stifel Financial Corp.	6,656	274,760
T. Rowe Price Group, Inc.	26,232	2,561,555
TD Ameritrade Holding Corp.	30,149	1,044,964

7
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Capital Markets (continued)
Virtu Financial, Inc., Class A	8,078	$ 168,184
		$ 70,723,921
Chemicals — 1.7%
Air Products & Chemicals, Inc.	33,139	$ 6,614,876
Ashland Global Holdings, Inc.	9,807	491,036
Axalta Coating Systems, Ltd.(1)	34,588	597,335
Celanese Corp.	19,455	1,427,802
Eastman Chemical Co.	21,182	986,658
Ecolab, Inc.	39,140	6,099,186
FMC Corp.	20,543	1,678,158
Ingevity Corp.(1)	6,926	243,795
International Flavors & Fragrances, Inc.	17,079	1,743,424
LyondellBasell Industries NV, Class A	43,233	2,145,654
Mosaic Co. (The)	56,316	609,339
PPG Industries, Inc.	39,018	3,261,905
Sensient Technologies Corp.	7,320	318,493
Sherwin-Williams Co. (The)	13,294	6,108,859
WR Grace & Co.	8,648	307,869
		$ 32,634,389
Commercial Services & Supplies — 0.7%
ADT, Inc.	16,799	$ 72,572
Cintas Corp.	8,533	1,478,086
Copart, Inc.(1)	18,364	1,258,301
IAA, Inc.(1)	16,272	487,509
KAR Auction Services, Inc.	11,506	138,072
MSA Safety, Inc.	5,497	556,296
Republic Services, Inc.	45,058	3,382,054
Tetra Tech, Inc.	11,312	798,854
UniFirst Corp.	1,093	165,141
Waste Management, Inc.	65,620	6,073,787
		$ 14,410,672
Communications Equipment — 1.2%
Arista Networks, Inc.(1)	5,548	$ 1,123,747
Ciena Corp.(1)	16,442	654,556
Cisco Systems, Inc.	428,149	16,830,537
CommScope Holding Co., Inc.(1)	20,676	188,358
EchoStar Corp., Class A(1)	4,037	129,063
F5 Networks, Inc.(1)	6,025	642,446
Juniper Networks, Inc.	34,949	668,924
Lumentum Holdings, Inc.(1)	6,598	486,273
Motorola Solutions, Inc.	16,976	2,256,450
ViaSat, Inc.(1)	5,469	196,446
Security	Shares	Value
Communications Equipment (continued)
Viavi Solutions, Inc.(1)	26,133	$ 292,951
		$ 23,469,751
Construction & Engineering — 0.1%
EMCOR Group, Inc.	10,517	$ 644,902
MasTec, Inc.(1)	10,852	355,186
Quanta Services, Inc.	30,376	963,831
		$ 1,963,919
Consumer Finance — 0.7%
Ally Financial, Inc.	40,473	$ 584,026
American Express Co.	76,234	6,526,393
Capital One Financial Corp.	51,727	2,608,075
Credit Acceptance Corp.(1)	1,434	366,660
Discover Financial Services	35,884	1,279,982
FirstCash, Inc.	4,396	315,369
LendingTree, Inc.(1)	742	136,075
OneMain Holdings, Inc.	8,601	164,451
SLM Corp.	48,615	349,542
Synchrony Financial	70,535	1,134,908
		$ 13,465,481
Containers & Packaging — 0.6%
AptarGroup, Inc.	10,511	$ 1,046,265
Ardagh Group S.A.	2,911	34,524
Avery Dennison Corp.	13,639	1,389,405
Ball Corp.	55,390	3,581,517
Berry Global Group, Inc.(1)	22,530	759,486
Crown Holdings, Inc.(1)	21,320	1,237,413
Packaging Corp. of America	15,380	1,335,445
Silgan Holdings, Inc.	11,724	340,231
Sonoco Products Co.	17,050	790,268
WestRock Co.	42,077	1,189,096
		$ 11,703,650
Distributors — 0.1%
Genuine Parts Co.	14,308	$ 963,358
LKQ Corp.(1)	28,044	575,182
Pool Corp.	3,768	741,429
		$ 2,279,969
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	6,742	$ 687,684
Chegg, Inc.(1)	12,370	442,599
frontdoor, Inc.(1)	7,418	257,998
Graham Holdings Co., Class B	360	122,821

8
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Diversified Consumer Services (continued)
Grand Canyon Education, Inc.(1)	4,376	$ 333,823
H&R Block, Inc.	16,968	238,909
Laureate Education, Inc., Class A(1)	11,854	124,586
Service Corp. International	18,074	706,874
ServiceMaster Global Holdings, Inc.(1)	15,248	411,696
Strategic Education, Inc.	2,310	322,846
		$ 3,649,836
Diversified Financial Services — 0.1%
Equitable Holdings, Inc.	50,991	$ 736,820
Jefferies Financial Group, Inc.	31,163	425,998
Voya Financial, Inc.	14,284	579,216
		$ 1,742,034
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	699,506	$ 20,390,600
CenturyLink, Inc.	110,912	1,049,227
GCI Liberty, Inc., Class A(1)	9,494	540,873
Iridium Communications, Inc.(1)	8,118	181,275
Verizon Communications, Inc.	410,357	22,048,482
Vonage Holdings Corp.(1)	20,631	149,162
		$ 44,359,619
Electric Utilities — 1.4%
Alliant Energy Corp.	52,190	$ 2,520,255
Avangrid, Inc.	12,302	538,582
Eversource Energy	65,881	5,152,553
NextEra Energy, Inc.	53,867	12,961,477
Portland General Electric Co.	18,704	896,670
Xcel Energy, Inc.	97,007	5,849,522
		$ 27,919,059
Electrical Equipment — 1.0%
Acuity Brands, Inc.	6,339	$ 542,999
AMETEK, Inc.	39,371	2,835,499
Eaton Corp. PLC	69,662	5,412,041
Emerson Electric Co.	99,422	4,737,458
Generac Holdings, Inc.(1)	10,022	933,750
GrafTech International, Ltd.	11,166	90,668
Hubbell, Inc.	8,338	956,702
nVent Electric PLC	26,394	445,267
Regal Beloit Corp.	6,137	386,324
Rockwell Automation, Inc.	19,149	2,889,776
		$ 19,230,484
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	48,531	$ 3,536,939
Arrow Electronics, Inc.(1)	6,901	357,955
Avnet, Inc.	7,362	184,786
CDW Corp.	14,272	1,331,150
Corning, Inc.	76,333	1,567,880
Dolby Laboratories, Inc., Class A	6,538	354,425
FLIR Systems, Inc.	12,533	399,677
IPG Photonics Corp.(1)	3,804	419,505
Jabil, Inc.	15,935	391,682
Keysight Technologies, Inc.(1)	30,021	2,512,157
National Instruments Corp.	12,111	400,632
Novanta, Inc.(1)	4,972	397,163
SYNNEX Corp.	3,656	267,254
Tech Data Corp.(1)	3,339	436,908
Trimble, Inc.(1)	39,732	1,264,670
Zebra Technologies Corp., Class A(1)	5,244	962,799
		$ 14,785,582
Energy Equipment & Services — 0.1%
Baker Hughes Co.	67,979	$ 713,780
National Oilwell Varco, Inc.	97,068	954,178
		$ 1,667,958
Entertainment — 2.3%
Activision Blizzard, Inc.	78,226	$ 4,652,883
Cinemark Holdings, Inc.	11,916	121,424
Electronic Arts, Inc.(1)	29,341	2,939,088
Liberty Media Corp-Liberty Formula One, Series A(1)	3,959	102,221
Lions Gate Entertainment Corp., Class A(1)	17,708	107,665
Live Nation Entertainment, Inc.(1)	12,666	575,796
Madison Square Garden Co. (The), Class A(1)	1,503	317,749
Netflix, Inc.(1)	42,958	16,130,729
Roku, Inc.(1)	8,872	776,123
Take-Two Interactive Software, Inc.(1)	11,325	1,343,258
Walt Disney Co. (The)	178,776	17,269,762
World Wrestling Entertainment, Inc., Class A(2)	4,389	148,919
Zynga, Inc., Class A(1)	93,684	641,735
		$ 45,127,352
Food & Staples Retailing — 1.8%
BJ's Wholesale Club Holdings, Inc.(1)	10,312	$ 262,647
Casey's General Stores, Inc.	5,086	673,844
Costco Wholesale Corp.	40,920	11,667,520
Kroger Co. (The)	106,914	3,220,250
Performance Food Group Co.(1)	13,888	343,311
Sysco Corp.	71,745	3,273,724

9
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Food & Staples Retailing (continued)
US Foods Holding Corp.(1)	29,592	$ 524,074
Walmart, Inc.	129,765	14,743,899
		$ 34,709,269
Food Products — 1.8%
Bunge, Ltd.	19,435	$ 797,418
Campbell Soup Co.	23,606	1,089,653
Conagra Brands, Inc.	65,912	1,933,858
Darling Ingredients, Inc.(1)	20,943	401,477
Flowers Foods, Inc.	25,976	533,028
General Mills, Inc.	83,306	4,396,058
Hershey Co. (The)	20,430	2,706,975
Hormel Foods Corp.(2)	37,881	1,766,770
Ingredion, Inc.	9,167	692,109
J&J Snack Foods Corp.	2,391	289,311
JM Smucker Co. (The)	15,373	1,706,403
Kellogg Co.	33,327	1,999,287
Kraft Heinz Co. (The)	86,369	2,136,769
Lamb Weston Holdings, Inc.	19,931	1,138,060
Lancaster Colony Corp.	2,069	299,260
McCormick & Co., Inc.	17,875	2,524,129
Mondelez International, Inc., Class A	182,666	9,147,913
Post Holdings, Inc.(1)	8,789	729,223
TreeHouse Foods, Inc.(1)	6,563	289,756
		$ 34,577,457
Gas Utilities — 0.2%
New Jersey Resources Corp.	18,146	$ 616,419
ONE Gas, Inc.	10,327	863,544
Southwest Gas Holdings, Inc.	10,650	740,814
Spire, Inc.	10,941	814,886
UGI Corp.	43,242	1,153,264
		$ 4,188,927
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	189,217	$ 14,931,113
ABIOMED, Inc.(1)	5,678	824,219
Align Technology, Inc.(1)	9,238	1,606,950
Baxter International, Inc.	65,276	5,299,758
Becton, Dickinson and Co.	34,459	7,917,644
Boston Scientific Corp.(1)	178,411	5,821,551
Cantel Medical Corp.(2)	4,075	146,293
Cooper Cos., Inc. (The)	7,010	1,932,447
Danaher Corp.	74,610	10,326,770
DENTSPLY SIRONA, Inc.	28,492	1,106,344
DexCom, Inc.(1)	11,764	3,167,692
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp.(1)	26,553	$ 5,008,427
Globus Medical, Inc., Class A(1)	8,286	352,404
Haemonetics Corp.(1)	6,660	663,736
Hill-Rom Holdings, Inc.	8,666	871,800
Hologic, Inc.(1)	34,064	1,195,646
ICU Medical, Inc.(1)	2,496	503,618
IDEXX Laboratories, Inc.(1)	10,727	2,598,509
Insulet Corp.(1)	8,467	1,402,813
Integra LifeSciences Holdings Corp.(1)	9,182	410,160
Intuitive Surgical, Inc.(1)	14,689	7,274,140
Masimo Corp.(1)	6,809	1,206,010
Merit Medical Systems, Inc.(1)	5,512	172,250
Neogen Corp.(1)	6,900	462,231
Novocure, Ltd.(1)	9,387	632,121
NuVasive, Inc.(1)	5,646	286,026
Penumbra, Inc.(1)	3,810	614,667
ResMed, Inc.	18,277	2,692,019
STERIS PLC	10,679	1,494,740
Tandem Diabetes Care, Inc.(1)	6,298	405,276
Teleflex, Inc.	5,826	1,706,202
Varian Medical Systems, Inc.(1)	12,235	1,256,045
West Pharmaceutical Services, Inc.	8,981	1,367,357
		$ 85,656,978
Health Care Providers & Services — 2.1%
Amedisys, Inc.(1)	3,963	$ 727,369
Anthem, Inc.	32,043	7,275,043
Centene Corp.(1)	73,898	4,390,280
Chemed Corp.	2,008	869,866
Covetrus, Inc.(1)(2)	18,431	150,028
CVS Health Corp.	164,942	9,786,009
DaVita, Inc.(1)	12,430	945,426
Encompass Health Corp.	12,962	829,957
Ensign Group, Inc. (The)	7,953	299,112
Guardant Health, Inc.(1)	4,401	306,310
HCA Healthcare, Inc.	34,367	3,087,875
HealthEquity, Inc.(1)	7,056	356,963
Henry Schein, Inc.(1)	17,653	891,829
Humana, Inc.	17,289	5,429,092
Laboratory Corp. of America Holdings(1)	12,368	1,563,191
LHC Group, Inc.(1)	3,446	483,129
Molina Healthcare, Inc.(1)	7,980	1,114,886
Premier, Inc., Class A(1)	10,424	341,073
Quest Diagnostics, Inc.	16,996	1,364,779
		$ 40,212,217

10
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Technology — 0.3%
Cerner Corp.	29,892	$ 1,882,897
Omnicell, Inc.(1)	3,491	228,940
Teladoc Health, Inc.(1)	9,232	1,431,052
Veeva Systems, Inc., Class A(1)	12,997	2,032,341
		$ 5,575,230
Hotels, Restaurants & Leisure — 1.5%
Aramark	32,018	$ 639,400
Chipotle Mexican Grill, Inc.(1)	3,767	2,465,125
Choice Hotels International, Inc.	3,028	185,465
Cracker Barrel Old Country Store, Inc.(2)	2,829	235,429
Darden Restaurants, Inc.	16,379	892,000
Domino's Pizza, Inc.	5,463	1,770,394
Dunkin' Brands Group, Inc.	11,363	603,375
Extended Stay America, Inc.	20,639	150,871
Hilton Worldwide Holdings, Inc.	27,237	1,858,653
Hyatt Hotels Corp., Class A	3,935	188,487
Marriott International, Inc., Class A	27,483	2,056,003
Marriott Vacations Worldwide Corp.	3,026	168,185
Planet Fitness, Inc., Class A(1)	7,853	382,441
Royal Caribbean Cruises, Ltd.	17,867	574,781
Six Flags Entertainment Corp.	8,945	112,170
Starbucks Corp.	142,287	9,353,947
Texas Roadhouse, Inc.	9,287	383,553
Vail Resorts, Inc.	3,822	564,548
Wendy's Co. (The)	24,153	359,397
Wyndham Destinations, Inc.	9,867	214,114
Wyndham Hotels & Resorts, Inc.	8,011	252,427
Yum China Holdings, Inc.	49,193	2,097,098
Yum! Brands, Inc.	42,769	2,930,960
		$ 28,438,823
Household Durables — 0.2%
Helen of Troy, Ltd.(1)	2,654	$ 382,256
Leggett & Platt, Inc.	10,819	288,651
Mohawk Industries, Inc.(1)	4,997	380,971
Newell Brands, Inc.	30,891	410,232
NVR, Inc.(1)	714	1,834,345
Tempur Sealy International, Inc.(1)	4,461	194,990
Whirlpool Corp.	5,757	493,951
		$ 3,985,396
Household Products — 2.0%
Church & Dwight Co., Inc.	22,366	$ 1,435,450
Clorox Co. (The)	11,446	1,983,019
Colgate-Palmolive Co.	78,814	5,230,097
Security	Shares	Value
Household Products (continued)
Energizer Holdings, Inc.	4,550	$ 137,638
Kimberly-Clark Corp.	31,982	4,089,538
Procter & Gamble Co. (The)	231,418	25,455,980
		$ 38,331,722
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	147,526	$ 2,006,353
Clearway Energy, Inc., Class C	22,211	417,567
Ormat Technologies, Inc.	9,336	631,674
TerraForm Power, Inc., Class A	45,819	722,566
		$ 3,778,160
Industrial Conglomerates — 0.9%
3M Co.	71,293	$ 9,732,208
Carlisle Cos., Inc.	13,636	1,708,318
Roper Technologies, Inc.	17,051	5,316,672
		$ 16,757,198
Insurance — 2.5%
Aflac, Inc.	80,482	$ 2,755,704
Alleghany Corp.	1,516	837,363
Allstate Corp. (The)	36,489	3,347,136
American Financial Group, Inc.	8,829	618,736
American International Group, Inc.	101,093	2,451,505
American National Insurance Co.	964	79,414
Arch Capital Group, Ltd.(1)	44,606	1,269,487
Arthur J. Gallagher & Co.	18,473	1,505,734
Assurant, Inc.	6,385	664,615
Assured Guaranty, Ltd.	10,805	278,661
Athene Holding, Ltd., Class A(1)	13,907	345,172
Axis Capital Holdings, Ltd.	9,563	369,610
Brighthouse Financial, Inc.(1)	11,523	278,511
Brown & Brown, Inc.	24,244	878,118
Cincinnati Financial Corp.	17,356	1,309,510
Enstar Group, Ltd.(1)	2,089	332,255
Erie Indemnity Co., Class A	3,640	539,594
Everest Re Group, Ltd.	4,636	892,059
Fidelity National Financial, Inc.	30,034	747,246
First American Financial Corp.	13,081	554,765
Globe Life, Inc.	13,850	996,785
Hanover Insurance Group, Inc. (The)	4,418	400,182
Hartford Financial Services Group, Inc. (The)	40,730	1,435,325
Kemper Corp.	8,396	624,411
Lincoln National Corp.	22,048	580,303
Marsh & McLennan Cos., Inc.	51,550	4,457,013
Mercury General Corp.	2,997	122,038

11
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Insurance (continued)
MetLife, Inc.	92,050	$ 2,813,968
Old Republic International Corp.	31,697	483,379
Primerica, Inc.	4,092	362,060
Principal Financial Group, Inc.	30,908	968,657
Progressive Corp. (The)	67,582	4,990,255
Prudential Financial, Inc.	46,639	2,431,757
Reinsurance Group of America, Inc.	6,483	545,480
RenaissanceRe Holdings, Ltd.	4,888	729,876
RLI Corp.	4,743	417,052
Selective Insurance Group, Inc.	6,278	312,017
Travelers Cos., Inc. (The)	30,500	3,030,175
Unum Group	20,603	309,251
White Mountains Insurance Group, Ltd.	372	338,520
Willis Towers Watson PLC	13,146	2,232,848
		$ 48,636,547
Interactive Media & Services — 3.3%
Alphabet, Inc., Class A(1)	52,530	$ 61,037,233
ANGI Homeservices, Inc., Class A(1)(2)	7,243	38,026
Cargurus, Inc.(1)	6,939	131,425
IAC/InterActiveCorp. (1)	7,836	1,404,446
Match Group, Inc.(1)	4,956	327,294
TripAdvisor, Inc.	7,427	129,156
Twitter, Inc.(1)	73,033	1,793,690
		$ 64,861,270
Internet & Direct Marketing Retail — 4.2%
Amazon.com, Inc.(1)	37,261	$ 72,648,517
Booking Holdings, Inc.(1)	4,061	5,463,344
eBay, Inc.	69,068	2,076,184
Etsy, Inc.(1)	10,195	391,896
Expedia Group, Inc.	13,839	778,720
GrubHub, Inc.(1)	12,468	507,822
Qurate Retail, Inc., Class A(1)	38,923	237,625
Wayfair, Inc., Class A(1)(2)	5,140	274,682
		$ 82,378,790
IT Services — 6.2%
Accenture PLC, Class A	63,546	$ 10,374,520
Akamai Technologies, Inc.(1)	15,746	1,440,602
Alliance Data Systems Corp.	5,210	175,316
Amdocs, Ltd.	13,993	769,195
Automatic Data Processing, Inc.	43,212	5,906,216
Black Knight, Inc.(1)	14,036	814,930
Booz Allen Hamilton Holding Corp., Class A	13,690	939,682
Broadridge Financial Solutions, Inc.	11,421	1,083,053
Security	Shares	Value
IT Services (continued)
Cognizant Technology Solutions Corp., Class A	54,587	$ 2,536,658
DXC Technology Co.	25,378	331,183
EPAM Systems, Inc.(1)	5,359	994,952
Fidelity National Information Services, Inc.	61,626	7,496,187
Fiserv, Inc.(1)	56,537	5,370,450
Gartner, Inc.(1)	8,936	889,757
Genpact, Ltd.	18,763	547,880
GoDaddy, Inc., Class A(1)	17,119	977,666
International Business Machines Corp.	89,004	9,873,214
Jack Henry & Associates, Inc.	7,510	1,165,852
LiveRamp Holdings, Inc.(1)	5,401	177,801
MasterCard, Inc., Class A	85,911	20,752,661
MAXIMUS, Inc.	5,957	346,697
MongoDB, Inc.(1)(2)	4,545	620,574
Okta, Inc.(1)	10,738	1,312,828
Paychex, Inc.	31,354	1,972,794
PayPal Holdings, Inc.(1)	123,683	11,841,410
Perspecta, Inc.	11,812	215,451
Sabre Corp.	29,734	176,323
Science Applications International Corp.	5,196	387,777
Square, Inc., Class A(1)	36,915	1,933,608
Twilio, Inc., Class A(1)	13,190	1,180,373
VeriSign, Inc.(1)	10,617	1,912,016
Visa, Inc., Class A	162,022	26,104,985
WEX, Inc.(1)	4,249	444,233
		$ 121,066,844
Leisure Products — 0.1%
Brunswick Corp.	13,999	$ 495,145
Hasbro, Inc.	11,800	844,290
Mattel, Inc.(1)	27,805	244,962
		$ 1,584,397
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	39,337	$ 2,817,316
Bio-Rad Laboratories, Inc., Class A(1)	2,709	949,667
Bio-Techne Corp.	5,320	1,008,778
Bruker Corp.	11,873	425,766
Charles River Laboratories International, Inc.(1)	5,941	749,814
Illumina, Inc.(1)	18,823	5,140,938
IQVIA Holdings, Inc.(1)	23,492	2,533,847
Mettler-Toledo International, Inc.(1)	2,956	2,041,147
PerkinElmer, Inc.	13,328	1,003,332
PRA Health Sciences, Inc.(1)	8,271	686,824
Repligen Corp.(1)	6,267	605,016
Syneos Health, Inc.(1)	6,861	270,461

12
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	44,643	$ 12,660,755
Waters Corp.(1)	7,745	1,409,977
		$ 32,303,638
Machinery — 3.0%
AGCO Corp.	11,069	$ 523,010
Allison Transmission Holdings, Inc.	18,306	596,959
Caterpillar, Inc.	73,800	8,563,752
CNH Industrial NV	154,626	867,452
Colfax Corp.(1)	13,893	275,081
Crane Co.	9,033	444,243
Cummins, Inc.	24,473	3,311,686
Deere & Co.	47,025	6,496,974
Donaldson Co., Inc.	19,512	753,749
Dover Corp.	24,081	2,021,359
Flowserve Corp.	20,010	478,039
Fortive Corp.	47,813	2,638,799
Gates Industrial Corp. PLC(1)	14,308	105,593
Graco, Inc.	26,487	1,290,711
IDEX Corp.	12,113	1,672,926
Illinois Tool Works, Inc.	46,072	6,547,753
Ingersoll Rand, Inc.(1)	21,266	527,397
ITT, Inc.	14,928	677,134
John Bean Technologies Corp.	5,280	392,146
Lincoln Electric Holdings, Inc.	9,624	664,056
Middleby Corp. (The)(1)	9,329	530,633
Navistar International Corp.(1)	11,202	184,721
Nordson Corp.	8,279	1,118,245
Oshkosh Corp.	10,420	670,319
PACCAR, Inc.	56,359	3,445,226
Parker-Hannifin Corp.	20,638	2,677,368
Pentair PLC	26,291	782,420
RBC Bearings, Inc.(1)	4,101	462,552
Rexnord Corp.	18,974	430,141
Snap-on, Inc.	5,065	551,173
Stanley Black & Decker, Inc.	24,938	2,493,800
Timken Co. (The)	10,539	340,831
Toro Co. (The)	17,702	1,152,223
WABCO Holdings, Inc.(1)	8,027	1,084,046
Watts Water Technologies, Inc., Class A	4,503	381,179
Westinghouse Air Brake Technologies Corp.	29,907	1,439,424
Woodward, Inc.	8,694	516,771
Xylem, Inc.	29,476	1,919,772
		$ 59,029,663
Security	Shares	Value
Media — 1.6%
Altice USA, Inc., Class A(1)	32,985	$ 735,236
AMC Networks, Inc., Class A(1)	4,417	107,377
Cable One, Inc.	449	738,160
Charter Communications, Inc., Class A(1)	15,061	6,571,265
Comcast Corp., Class A	451,400	15,519,132
Discovery, Inc., Class A(1)	52,308	1,016,868
DISH Network Corp., Class A(1)	22,131	442,399
Interpublic Group of Cos., Inc. (The)	39,028	631,863
Liberty Broadband Corp., Class A(1)	12,809	1,370,563
Liberty Latin America, Ltd., Class C(1)	16,117	165,360
New York Times Co. (The), Class A	15,762	484,051
Nexstar Media Group, Inc., Class A	5,009	289,170
Omnicom Group, Inc.	21,978	1,206,592
Sinclair Broadcast Group, Inc., Class A	4,782	76,895
Sirius XM Holdings, Inc.	120,411	594,830
TEGNA, Inc.	24,447	265,494
ViacomCBS, Inc., Class B	58,390	818,044
		$ 31,033,299
Metals & Mining — 0.3%
Nucor Corp.	73,761	$ 2,656,871
Reliance Steel & Aluminum Co.	16,510	1,446,111
Steel Dynamics, Inc.	51,697	1,165,251
		$ 5,268,233
Multiline Retail — 0.4%
Dollar General Corp.	24,607	$ 3,715,903
Kohl's Corp.	13,802	201,371
Macy's, Inc.(2)	28,142	138,177
Nordstrom, Inc.	10,531	161,546
Ollie's Bargain Outlet Holdings, Inc.(1)	6,247	289,486
Target Corp.	47,265	4,394,227
		$ 8,900,710
Multi-Utilities — 1.0%
Ameren Corp.	50,392	$ 3,670,049
CenterPoint Energy, Inc.	104,410	1,613,135
CMS Energy Corp.	58,290	3,424,538
Consolidated Edison, Inc.	68,888	5,373,264
Sempra Energy	48,153	5,440,807
		$ 19,521,793
Personal Products — 0.2%
Coty, Inc., Class A	22,406	$ 115,615
Estee Lauder Cos., Inc. (The), Class A	20,763	3,308,376
		$ 3,423,991

13
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	244,651	$ 13,636,847
Catalent, Inc.(1)	21,805	1,132,770
Elanco Animal Health, Inc.(1)	51,087	1,143,838
Eli Lilly & Co.	96,525	13,389,948
Horizon Therapeutics PLC(1)	24,262	718,640
Jazz Pharmaceuticals PLC(1)	7,177	715,834
Merck & Co., Inc.	255,030	19,622,008
Nektar Therapeutics(1)	22,289	397,859
Perrigo Co. PLC	17,537	843,354
Pfizer, Inc.	561,245	18,319,037
Zoetis, Inc.	60,198	7,084,702
		$ 77,004,837
Professional Services — 0.5%
CoreLogic, Inc.	8,647	$ 264,079
CoStar Group, Inc.(1)	3,708	2,177,375
Exponent, Inc.	5,782	415,784
FTI Consulting, Inc.(1)	3,738	447,700
IHS Markit, Ltd.	40,832	2,449,920
Insperity, Inc.	4,680	174,564
ManpowerGroup, Inc.	5,287	280,158
Nielsen Holdings PLC	34,224	429,169
Robert Half International, Inc.	11,371	429,255
TransUnion	18,773	1,242,397
TriNet Group, Inc.(1)	3,026	113,959
Verisk Analytics, Inc.	16,583	2,311,339
		$ 10,735,699
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(1)	70,087	$ 2,642,981
Jones Lang LaSalle, Inc.	10,724	1,082,909
		$ 3,725,890
Road & Rail — 1.0%
AMERCO	974	$ 282,996
J.B. Hunt Transport Services, Inc.	8,786	810,333
Kansas City Southern	10,928	1,389,823
Knight-Swift Transportation Holdings, Inc.	14,062	461,233
Landstar System, Inc.	4,999	479,204
Norfolk Southern Corp.	28,914	4,221,444
Old Dominion Freight Line, Inc.	12,563	1,648,954
Schneider National, Inc., Class B	3,803	73,550
Union Pacific Corp.	77,544	10,936,806
		$ 20,304,343
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.(1)	112,080	$ 5,097,398
Analog Devices, Inc.	37,218	3,336,594
Applied Materials, Inc.	92,626	4,244,123
Broadcom, Inc.	38,935	9,231,489
Cabot Microelectronics Corp.	3,217	367,188
Cree, Inc.(1)	9,371	332,296
Cypress Semiconductor Corp.	36,717	856,240
Entegris, Inc.	13,439	601,664
First Solar, Inc.(1)	6,205	223,752
Intel Corp.	420,610	22,763,413
KLA Corp.	15,293	2,198,216
Lam Research Corp.	14,294	3,430,560
Marvell Technology Group, Ltd.	66,995	1,516,097
Maxim Integrated Products, Inc.	26,642	1,295,068
Microchip Technology, Inc.(2)	23,455	1,590,249
Micron Technology, Inc.(1)	111,161	4,675,432
MKS Instruments, Inc.	9,340	760,743
Monolithic Power Systems, Inc.	3,813	638,525
NVIDIA Corp.	58,617	15,451,441
ON Semiconductor Corp.(1)	36,244	450,875
Qorvo, Inc.(1)	11,615	936,518
Silicon Laboratories, Inc.(1)	4,605	393,313
Skyworks Solutions, Inc.	17,320	1,548,062
Teradyne, Inc.	27,742	1,502,784
Texas Instruments, Inc.	94,915	9,484,856
Universal Display Corp.	4,538	598,018
Xilinx, Inc.	24,846	1,936,497
		$ 95,461,411
Software — 9.9%
ACI Worldwide, Inc.(1)	9,740	$ 235,221
Adobe, Inc.(1)	48,686	15,493,833
Alteryx, Inc., Class A(1)	5,174	492,410
Anaplan, Inc.(1)	7,774	235,241
ANSYS, Inc.(1)	8,281	1,925,084
Appfolio, Inc., Class A(1)(2)	1,712	189,946
Aspen Technology, Inc.(1)	6,886	654,652
Autodesk, Inc.(1)	22,146	3,456,991
Avalara, Inc.(1)	7,349	548,235
Blackbaud, Inc.	4,162	231,199
Blackline, Inc.(1)	3,485	183,346
Cadence Design Systems, Inc.(1)	28,091	1,855,130
CDK Global, Inc.	12,284	403,529
Ceridian HCM Holding, Inc.(1)	8,787	439,965
Citrix Systems, Inc.	12,864	1,820,899
Cornerstone OnDemand, Inc.(1)	6,072	192,786

14
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Coupa Software, Inc.(1)	6,238	$ 871,636
DocuSign, Inc.(1)	15,687	1,449,479
Dropbox, Inc., Class A(1)	22,618	409,386
Elastic NV(1)	2,680	149,571
Envestnet, Inc.(1)	5,683	305,632
Fair Isaac Corp.(1)	2,809	864,301
FireEye, Inc.(1)	16,363	173,121
Five9, Inc.(1)	6,126	468,394
Fortinet, Inc.(1)	13,990	1,415,368
Guidewire Software, Inc.(1)	7,502	594,984
HubSpot, Inc.(1)	3,677	489,740
Intuit, Inc.	25,070	5,766,100
j2 Global, Inc.	4,847	362,798
LogMeIn, Inc.	4,385	365,183
Manhattan Associates, Inc.(1)	6,744	335,986
Microsoft Corp.	649,902	102,496,044
New Relic, Inc.(1)	5,313	245,673
NortonLifeLock, Inc.	57,602	1,077,733
Nuance Communications, Inc.(1)	29,869	501,202
Nutanix, Inc., Class A(1)	16,036	253,369
Oracle Corp.	209,657	10,132,723
Palo Alto Networks, Inc.(1)	9,466	1,552,045
Paycom Software, Inc.(1)	5,024	1,014,898
Paylocity Holding Corp.(1)	3,001	265,048
Pegasystems, Inc.	3,895	277,441
Pluralsight, Inc., Class A(1)(2)	7,011	76,981
Proofpoint, Inc.(1)	5,718	586,610
PTC, Inc.(1)	9,542	584,066
Q2 Holdings, Inc.(1)(2)	4,967	293,351
Qualys, Inc.(1)	3,461	301,072
RealPage, Inc.(1)	9,554	505,693
RingCentral, Inc., Class A(1)	7,432	1,574,915
salesforce.com, Inc.(1)	85,292	12,280,342
ServiceNow, Inc.(1)	18,885	5,412,063
Smartsheet, Inc., Class A(1)	10,481	435,066
SolarWinds Corp.(1)	9,749	152,767
Splunk, Inc.(1)	15,477	1,953,662
SS&C Technologies Holdings, Inc.	22,539	987,659
Synopsys, Inc.(1)	14,561	1,875,311
Teradata Corp.(1)	8,463	173,407
Trade Desk, Inc. (The), Class A(1)	4,028	777,404
Tyler Technologies, Inc.(1)	3,766	1,116,845
Verint Systems, Inc.(1)	7,164	308,052
VMware, Inc., Class A(1)(2)	7,795	943,974
Workday, Inc., Class A(1)	17,329	2,256,582
Zendesk, Inc.(1)	11,256	720,497
Security	Shares	Value
Software (continued)
Zscaler, Inc.(1)(2)	6,132	$ 373,194
		$ 193,885,835
Specialty Retail — 2.4%
Aaron's, Inc.	5,917	$ 134,789
Advance Auto Parts, Inc.	6,370	594,448
American Eagle Outfitters, Inc.	11,161	88,730
AutoNation, Inc.(1)	4,233	118,778
AutoZone, Inc.(1)	2,198	1,859,508
Best Buy Co., Inc.	21,342	1,216,494
Burlington Stores, Inc.(1)	6,173	978,174
CarMax, Inc.(1)	14,240	766,539
Dick's Sporting Goods, Inc.	7,829	166,445
Five Below, Inc.(1)	4,724	332,475
Floor & Decor Holdings, Inc., Class A(1)	4,638	148,833
Foot Locker, Inc.	9,575	211,129
Gap, Inc. (The)	16,734	117,807
Home Depot, Inc. (The)	101,377	18,928,100
L Brands, Inc.	17,311	200,115
Lowe's Cos., Inc.	72,894	6,272,529
O'Reilly Automotive, Inc.(1)	6,929	2,085,975
Penske Automotive Group, Inc.	4,680	131,040
Ross Stores, Inc.	32,373	2,815,480
Tiffany & Co.	11,029	1,428,255
TJX Cos., Inc. (The)	112,470	5,377,191
Tractor Supply Co.	10,995	929,627
Ulta Beauty, Inc.(1)	4,940	867,958
Williams-Sonoma, Inc.	7,909	336,291
		$ 46,106,710
Technology Hardware, Storage & Peripherals — 5.4%
Apple, Inc.	379,334	$ 96,460,843
Dell Technologies, Class C(1)	27,732	1,096,801
Hewlett Packard Enterprise Co.	126,232	1,225,713
HP, Inc.	142,795	2,478,921
NCR Corp.(1)	10,932	193,496
NetApp, Inc.	23,361	973,920
Pure Storage, Inc., Class A(1)	19,123	235,213
Seagate Technology PLC	26,348	1,285,782
Western Digital Corp.	29,902	1,244,521
Xerox Holdings Corp.	19,442	368,232
		$ 105,563,442
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings, Ltd.(1)	13,085	$ 141,187
Carter's, Inc.	4,605	302,687

15
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Columbia Sportswear Co.	2,163	$ 150,912
Deckers Outdoor Corp.(1)	2,792	374,128
Hanesbrands, Inc.(2)	29,803	234,550
lululemon Athletica, Inc.(1)	10,739	2,035,577
NIKE, Inc., Class B	92,555	7,658,001
PVH Corp.	5,664	213,193
Ralph Lauren Corp., Class A	4,242	283,493
Skechers U.S.A., Inc., Class A(1)	10,572	250,979
Tapestry, Inc.	30,789	398,718
Under Armour, Inc., Class A(1)(2)	30,460	280,537
VF Corp.	28,616	1,547,553
		$ 13,871,515
Thrifts & Mortgage Finance — 0.1%
Essent Group, Ltd.	10,766	$ 283,576
MGIC Investment Corp.	43,154	274,028
New York Community Bancorp, Inc.	45,609	428,269
Radian Group, Inc.	25,363	328,451
TFS Financial Corp.	9,601	146,607
		$ 1,460,931
Trading Companies & Distributors — 0.3%
Air Lease Corp.	16,387	$ 362,808
Fastenal Co.	51,924	1,622,625
HD Supply Holdings, Inc.(1)	25,051	712,200
MSC Industrial Direct Co., Inc., Class A	7,733	425,083
United Rentals, Inc.(1)	11,654	1,199,197
Univar Solutions, Inc.(1)	22,702	243,365
W.W. Grainger, Inc.	3,972	987,042
		$ 5,552,320
Transportation Infrastructure — 0.0%(3)
Macquarie Infrastructure Corp.	6,335	$ 159,959
		$ 159,959
Water Utilities — 0.3%
American Water Works Co., Inc.	37,741	$ 4,512,314
Essential Utilities, Inc.	49,346	2,008,382
		$ 6,520,696
Wireless Telecommunication Services — 0.2%
Sprint Corp.(1)	69,855	$ 602,150
Telephone & Data Systems, Inc.	10,500	175,980
T-Mobile US, Inc.(1)	31,344	2,629,761
Security	Shares	Value
Wireless Telecommunication Services (continued)
United States Cellular Corp.(1)	3,730	$ 109,252
		$ 3,517,143
Total Common Stocks (identified cost $1,735,774,444)		$ 1,935,124,007

Short-Term Investments — 0.0%(3)

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(4)	1,029,645	$ 1,029,645
Total Short-Term Investments (identified cost $1,029,645)		$ 1,029,645
Total Investments — 99.4% (identified cost $1,736,804,089)		$ 1,936,153,652
Other Assets, Less Liabilities — 0.6%		$ 11,251,463
Net Assets — 100.0%		$ 1,947,405,115

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $8,439,127.
(3)	Amount is less than 0.05%.
(4)	Represents investment of cash collateral received in connection with securities lending.

16
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $1,736,804,089) - including $8,439,127 of securities on loan	$ 1,936,153,652
Cash	15,454,414
Receivable for capital shares sold	7,545,487
Dividends receivable	1,668,545
Securities lending income receivable	2,210
Receivable from affiliate	385,080
Directors' deferred compensation plan	734,724
Total assets	$1,961,944,112
Liabilities
Payable for investments purchased	$ 9,345,607
Payable for capital shares redeemed	2,364,887
Deposits for securities loaned	1,029,645
Payable to affiliates:
Investment advisory fee	197,126
Administrative fee	197,126
Distribution and service fees	109,214
Sub-transfer agency fee	6,022
Directors' deferred compensation plan	734,724
Accrued expenses	554,646
Total liabilities	$ 14,538,997
Net Assets	$1,947,405,115
Sources of Net Assets
Paid-in capital	$ 1,768,096,407
Distributable earnings	179,308,708
Total	$1,947,405,115
Class A Shares
Net Assets	$ 305,604,521
Shares Outstanding	13,928,973
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 21.94
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 23.03
Class C Shares
Net Assets	$ 50,165,874
Shares Outstanding	2,436,629
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 20.59
Class I Shares
Net Assets	$ 1,172,386,491
Shares Outstanding	52,085,286
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.51
17
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2020
Class R6 Shares
Net Assets	$419,248,229
Shares Outstanding	18,641,832
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 22.49

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $680)	$ 18,436,681
Interest income	28,394
Securities lending income, net	30,346
Total investment income	$ 18,495,421
Expenses
Investment advisory fee	$ 1,259,765
Administrative fee	1,259,765
Distribution and service fees:
Class A	423,428
Class C	302,684
Directors' fees and expenses	57,355
Custodian fees	17,870
Transfer agency fees and expenses	478,665
Accounting fees	242,567
Professional fees	63,755
Registration fees	78,106
Reports to shareholders	41,228
Miscellaneous	79,897
Total expenses	$ 4,305,085
Waiver and/or reimbursement of expenses by affiliate	$ (1,136,898)
Reimbursement of expenses - other	(29,750)
Net expenses	$ 3,138,437
Net investment income	$ 15,356,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (3,079,286)
Net realized loss	$ (3,079,286)
Change in unrealized appreciation (depreciation):
Investment securities	$ (241,833,300)
Net change in unrealized appreciation (depreciation)	$(241,833,300)
Net realized and unrealized loss	$(244,912,586)
Net decrease in net assets from operations	$(229,555,602)
19
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 15,356,984	$ 23,347,601
Net realized loss	(3,079,286)	(12,567,412)
Net change in unrealized appreciation (depreciation)	(241,833,300)	82,987,543
Net increase (decrease) in net assets from operations	$ (229,555,602)	$ 93,767,732
Distributions to shareholders:
Class A	$ (3,274,673)	$ (10,046,100)
Class C	(222,608)	(1,863,717)
Class I	(14,798,820)	(34,899,222)
Class R6	(5,027,931)	(7,520,553)
Total distributions to shareholders	$ (23,324,032)	$ (54,329,592)
Capital share transactions:
Class A	$ 22,613,010	$ 25,897,552
Class C	(375,965)	(4,368,090)
Class I	177,394,238	211,002,163
Class R6	69,151,890	212,488,537
Net increase in net assets from capital share transactions	$ 268,783,173	$ 445,020,162
Net increase in net assets	$ 15,903,539	$ 484,458,302
Net Assets
At beginning of period	$ 1,931,501,576	$ 1,447,043,274
At end of period	$1,947,405,115	$1,931,501,576
20
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 24.79	$ 24.66	$ 21.41	$ 18.80	$ 17.90	$ 18.30
Income (Loss) From Operations
Net investment income(1)	$ 0.16	$ 0.29	$ 0.27	$ 0.30	$ 0.26	$ 0.23
Net realized and unrealized gain (loss)	(2.76)	0.69	3.46	2.95	1.94	(0.01)
Total income (loss) from operations	$ (2.60)	$ 0.98	$ 3.73	$ 3.25	$ 2.20	$ 0.22
Less Distributions
From net investment income	$ (0.25)	$ (0.22)	$ (0.25)	$ (0.22)	$ (0.18)	$ (0.13)
From net realized gain	—	(0.63)	(0.23)	(0.42)	(1.12)	(0.49)
Total distributions	$ (0.25)	$ (0.85)	$ (0.48)	$ (0.64)	$ (1.30)	$ (0.62)
Net asset value — End of period	$ 21.94	$ 24.79	$ 24.66	$ 21.41	$ 18.80	$ 17.90
Total Return(2)	(10.63)% (3)	4.33%	17.67%	17.71%	12.68%	1.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$305,605	$321,690	$291,891	$264,814	$319,773	$269,684
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.60% (5)	0.62%	0.65%	0.70%	0.71%	0.77%
Net expenses	0.49% (5)	0.51%	0.54%	0.54%	0.54%	0.68%
Net investment income	1.27% (5)	1.24%	1.19%	1.51%	1.46%	1.21%
Portfolio Turnover	5% (3)	17%	28%	31%	27%	33%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
21
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 23.21	$ 23.16	$ 20.16	$ 17.71	$ 16.97	$ 17.41
Income (Loss) From Operations
Net investment income(1)	$ 0.06	$ 0.11	$ 0.09	$ 0.15	$ 0.12	$ 0.08
Net realized and unrealized gain (loss)	(2.59)	0.64	3.26	2.78	1.82	— (2)
Total income (loss) from operations	$ (2.53)	$ 0.75	$ 3.35	$ 2.93	$ 1.94	$ 0.08
Less Distributions
From net investment income	$ (0.09)	$ (0.07)	$ (0.12)	$ (0.06)	$ (0.08)	$ (0.03)
From net realized gain	—	(0.63)	(0.23)	(0.42)	(1.12)	(0.49)
Total distributions	$ (0.09)	$ (0.70)	$ (0.35)	$ (0.48)	$ (1.20)	$ (0.52)
Net asset value — End of period	$ 20.59	$ 23.21	$ 23.16	$ 20.16	$ 17.71	$ 16.97
Total Return(3)	(10.97)% (4)	3.55%	16.79%	16.85%	11.78%	0.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,166	$57,167	$61,814	$51,301	$43,579	$36,398
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.35% (6)	1.38%	1.40%	1.50%	1.53%	1.57%
Net expenses	1.24% (6)	1.26%	1.29%	1.29%	1.29%	1.44%
Net investment income	0.52% (6)	0.49%	0.44%	0.77%	0.70%	0.45%
Portfolio Turnover	5% (4)	17%	28%	31%	27%	33%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
22
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 25.46	$ 25.29	$ 21.94	$ 19.26	$ 18.33	$ 18.69
Income (Loss) From Operations
Net investment income(1)	$ 0.20	$ 0.36	$ 0.36	$ 0.38	$ 0.33	$ 0.33
Net realized and unrealized gain (loss)	(2.84)	0.72	3.54	3.03	1.98	(0.01)
Total income (loss) from operations	$ (2.64)	$ 1.08	$ 3.90	$ 3.41	$ 2.31	$ 0.32
Less Distributions
From net investment income	$ (0.31)	$ (0.28)	$ (0.32)	$ (0.31)	$ (0.26)	$ (0.19)
From net realized gain	—	(0.63)	(0.23)	(0.42)	(1.12)	(0.49)
Total distributions	$ (0.31)	$ (0.91)	$ (0.55)	$ (0.73)	$ (1.38)	$ (0.68)
Net asset value — End of period	$ 22.51	$ 25.46	$ 25.29	$ 21.94	$ 19.26	$ 18.33
Total Return(2)	(10.54)% (3)	4.68%	18.06%	18.17%	13.00%	1.54%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,172,386	$1,143,304	$920,394	$544,751	$387,043	$186,257
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.35% (5)	0.37%	0.41%	0.35%	0.36%	0.36%
Net expenses	0.24% (5)	0.22%	0.19%	0.19%	0.19%	0.20%
Net investment income	1.52% (5)	1.52%	1.53%	1.87%	1.80%	1.69%
Portfolio Turnover	5% (3)	17%	28%	31%	27%	33%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
23
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Period Ended September 30, 2018(1)

Net asset value — Beginning of period	$ 25.44	$ 25.28	$ 22.09
Income (Loss) From Operations
Net investment income(2)	$ 0.21	$ 0.37	$ 0.37
Net realized and unrealized gain (loss)	(2.84)	0.72	3.37
Total income (loss) from operations	$ (2.63)	$ 1.09	$ 3.74
Less Distributions
From net investment income	$ (0.32)	$ (0.30)	$ (0.32)
From net realized gain	—	(0.63)	(0.23)
Total distributions	$ (0.32)	$ (0.93)	$ (0.55)
Net asset value — End of period	$ 22.49	$ 25.44	$ 25.28
Total Return(3)	(10.52)% (4)	4.70%	17.21% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$419,248	$409,341	$172,944
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.31% (6)	0.32%	0.35% (6)
Net expenses	0.19% (6)	0.19%	0.19% (6)
Net investment income	1.57% (6)	1.55%	1.58% (6)
Portfolio Turnover	5% (4)	17%	28% (7)

(1)	For the period from the commencement of operations, October 3, 2017, to September 30, 2018.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2018.
24
See Notes to Financial Statements.

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert US Large-Cap Core Responsible Index Fund (the Fund) is a diversified series of Calvert Responsible Index Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to track the performance of the Calvert US Large-Cap Core Responsible Index, which measures the investment return of large-capitalization stocks.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.25% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
25

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,935,124,007(1)	$ —	$ —	$ 1,935,124,007
Short-Term Investments	1,029,645	—	—	1,029,645
Total Investments	$1,936,153,652	$ —	$ —	$1,936,153,652

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.12% of the Fund's average daily net assets. For the six months ended March 31, 2020, the investment advisory fee amounted to $1,259,765.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.49%, 1.24%, 0.24% and 0.19% for Class A, Class C, Class I and Class R6, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $1,136,898.
26

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $1,259,765.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $423,428 and $302,684 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $57,820 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. The Fund was also informed that EVD received less than $100 and $4,961 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $37,342 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $29,750, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $361,846,853 and $107,744,772, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2019, the Fund had a capital loss of $5,871,235 attributable to security transactions incurred after October 31, 2018 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending September 30, 2020.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,756,497,254
Gross unrealized appreciation	$ 327,496,752
Gross unrealized depreciation	(147,840,354)
Net unrealized appreciation	$ 179,656,398
27

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan was $8,439,127 and the total value of collateral received was $8,673,590, comprised of cash of $1,029,645 and U.S. government and/or agencies securities of $7,643,945.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,029,645	$ —	$ —	$ —	$1,029,645
The carrying amount of the liability for deposits for securities loaned at March 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020.
6  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
7  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
28

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,310,345	$ 55,965,180	2,722,940	$ 63,137,685
Reinvestment of distributions	118,379	3,066,025	424,532	9,467,075
Shares redeemed	(1,500,560)	(37,019,237)	(2,202,944)	(50,918,507)
Converted from Class C	25,867	601,042	192,053	4,211,299
Net increase	954,031	$ 22,613,010	1,136,581	$ 25,897,552
Class C
Shares sold	232,483	$ 5,544,687	432,146	$ 9,401,441
Reinvestment of distributions	7,940	193,407	77,141	1,620,740
Shares redeemed	(239,096)	(5,513,017)	(511,788)	(11,178,972)
Converted to Class A	(27,556)	(601,042)	(204,127)	(4,211,299)
Net decrease	(26,229)	$ (375,965)	(206,628)	$ (4,368,090)
Class I
Shares sold	12,564,994	$ 319,194,590	21,971,120	$ 525,308,306
Reinvestment of distributions	536,599	14,246,696	1,457,832	33,296,893
Shares redeemed	(5,928,293)	(156,047,048)	(14,907,892)	(347,603,036)
Net increase	7,173,300	$ 177,394,238	8,521,060	$ 211,002,163
Class R6
Shares sold	5,026,639	$ 131,310,227	11,533,607	$ 268,652,048
Reinvestment of distributions	169,858	4,504,630	329,560	7,520,554
Shares redeemed	(2,647,095)	(66,662,967)	(2,611,743)	(63,684,065)
Net increase	2,549,402	$ 69,151,890	9,251,424	$ 212,488,537
8  Risks and Uncertainties
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
29

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
30

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert US Large-Cap Core Responsible Index Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peformance universe and the index it is designed to track. The Board’s review included comparative performance data for the one-, three- and five- year periods ended September 30, 2019, as applicable. This performance data indicated that the Fund had outperformed the median of its performance universe for the one-, three- and five- year periods ended September 30, 2019, while it had underperformed the index it is designed to track for the one-year period ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and the index it is designed to track.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
31

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
32

Calvert
US Large-Cap Core Responsible Index Fund
March 31, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
33

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
34

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24188     3.31.20

Item 2.	Code of Ethics.

Not required in this filing.

Item 3.	Audit Committee Financial Expert.

Not required in this filing.

Item 4.	Principal Accountant Fees and Services.

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert Responsible Index Series, Inc.

By:	/s/ John H. Streur
John H. Streur
President

Date: May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date: May 26, 2020

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 26, 2020